FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Retirement Builder Variable Annuity

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Retirement Builder Variable Annuity (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Large Cap Growth Class B Shares (1)	Invesco V.I. Government Securities Series II Shares (1)
AB Relative Value Class B Shares (1)	Invesco V.I. Main Street Series I Shares (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT Discovery All Cap Growth Class 1 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT Discovery All Cap Growth Class 2 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Forty Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Global Research Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	Janus Henderson - Overseas Service Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	LVIP JPMorgan Core Bond Standard Shares (1)
BNY Mellon VIF Government Money Market (1)	LVIP JPMorgan Mid Cap Value Standard Shares (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	LVIP JPMorgan U.S. Equity Standard Shares (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Core Equity Initial Class (1)
Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Growth Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Growth Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Select Mid Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Initial Class (1)
CTIVP® - Principal Blue Chip Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Davis Equity (1)	MFS® Total Return Bond Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Total Return Bond Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MFS® Utilities Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Core Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Global Health Care Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Large Cap Growth Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Bond Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Core Bond Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon High Yield Bond Initial Class (1)
Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Real Estate Securities Initial Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA BlackRock Real Estate Securities Service Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA International Focus Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA International Focus Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Fidelity® VIP Mid Cap Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco V.I. American Value Series II Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)
Invesco V.I. Capital Appreciation Series II Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Equity and Income Series I Shares (2)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. EQV International Equity Series II Shares (1)	TA TSW International Equity Initial Class (1)
Invesco V.I. Global Series I Shares (1)	TA TSW International Equity Service Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Invesco V.I. Global Series II Shares (1)	TA TSW Mid Cap Value Opportunities Initial Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Global Strategic Income Series II Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Government Securities Series I Shares (1)	Wanger Acorn (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Retirement Builder Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Retirement Builder Variable Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Retirement Builder Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares (1)	Invesco V.I. Global Strategic Income Series II Shares (1)
AB Relative Value Class B Shares (1)	Invesco V.I. Government Securities Series I Shares (1)
AB Sustainable Global Thematic Growth Class B Shares (1)	Invesco V.I. Government Securities Series II Shares (1)
Allspring VT Discovery All Cap Growth Class 1 Shares (1)	Invesco V.I. Main Street Series I Shares (1)
Allspring VT Discovery All Cap Growth Class 2 Shares (1)	Invesco V.I. Main Street Series II Shares (1)
Allspring VT International Equity Class 1 Shares (1)	Invesco V.I. Main Street Mid Cap Series II Shares (1)
Allspring VT International Equity Class 2 Shares (1)	Invesco V.I. Main Street Small Cap Series II Shares (1)
Allspring VT Opportunity Class 1 Shares (1)	Janus Henderson - Balanced Service Shares (1)
Allspring VT Opportunity Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
Allspring VT Small Cap Growth Class 1 Shares (1)	Janus Henderson - Forty Service Shares (1)
Allspring VT Small Cap Growth Class 2 Shares (1)	Janus Henderson - Global Research Service Shares (1)
BNY Mellon Stock Index Initial Shares (1)	Janus Henderson - Mid Cap Value Service Shares (1)
BNY Mellon Stock Index Service Shares (1)	Janus Henderson - Overseas Service Shares (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	Janus Henderson - Research Service Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	LVIP JPMorgan Core Bond Standard Shares (2)
BNY Mellon VIF Government Money Market (1)	LVIP JPMorgan Mid Cap Value Standard Shares (2)
BNY Mellon VIF Growth and Income Initial Shares (1)	LVIP JPMorgan U.S. Equity Standard Shares (2)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MFS® Core Equity Initial Class (1)

Columbia - Dividend Opportunity Class 1 Shares (1)	MFS® Growth Initial Class (1)
Columbia - Income Opportunity Class 1 Shares (1)	MFS® Growth Service Class (1)
Columbia - Large Cap Growth Class 1 Shares (1)	MFS® Massachusetts Investors Growth Stock Initial Class (1)
Columbia - Overseas Core Class 2 Shares (1)	MFS® Massachusetts Investors Growth Stock Service Class (1)
Columbia - Select Mid Cap Growth Class 1 Shares (1)	MFS® New Discovery Initial Class (1)
Columbia - Select Mid Cap Value Class 1 Shares (1)	MFS® New Discovery Service Class (1)
Columbia - Small Cap Value Class 1 Shares (1)	MFS® Research Initial Class (1)
Columbia - Small Company Growth Class 1 Shares (1)	MFS® Research Service Class (1)
Columbia - Strategic Income Class 1 Shares (1)	MFS® Total Return Initial Class (1)
CTIVP® - Principal Blue Chip Growth Class 1 Shares (1)	MFS® Total Return Service Class (1)
Davis Value (1)	MFS® Total Return Bond Initial Class (1)
Federated Hermes Government Money II Service Shares (1)	MFS® Total Return Bond Service Class (1)
Federated Hermes High Income Bond II Primary Shares (1)	MFS® Utilities Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	MFS® Utilities Service Class (1)
Federated Hermes Kaufmann II Service Shares (1)	Putnam VT Core Equity Class IB Shares (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Putnam VT Diversified Income Class IB Shares (1)
Federated Hermes Managed Volatility II Service Shares (1)	Putnam VT Focused International Equity Class IB Shares (1)
Federated Hermes Quality Bond II Primary Shares (1)	Putnam VT George Putnam Balanced Class IB Shares (1)
Fidelity® VIP Asset Manager Initial Class (1)	Putnam VT Global Health Care Class IB Shares (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Putnam VT Government Money Market Class IB Shares (1)
Fidelity® VIP Balanced Initial Class (1)	Putnam VT Income Class IB Shares (1)
Fidelity® VIP Balanced Service Class 2 (1)	Putnam VT International Equity Class IB Shares (1)
Fidelity® VIP Contrafund® Initial Class (1)	Putnam VT Large Cap Growth Class IB Shares (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	Putnam VT Large Cap Value Class IB Shares (1)
Fidelity® VIP Equity-Income Initial Class (1)	Putnam VT Research Class IB Shares (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	Putnam VT Sustainable Leaders Class IB Shares (1)
Fidelity® VIP Government Money Market Initial Class (1)	TA Aegon Bond Initial Class (1)
Fidelity® VIP Government Money Market Service Class 2 (1)	TA Aegon Bond Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Aegon Core Bond Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Aegon High Yield Bond Initial Class (1)

Fidelity® VIP Growth & Income Initial Class (1)	TA Aegon High Yield Bond Service Class (1)
Fidelity® VIP Growth & Income Service Class 2 (1)	TA Aegon Sustainable Equity Income Initial Class (1)
Fidelity® VIP Growth Opportunities Initial Class (1)	TA Aegon Sustainable Equity Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class (1)	TA Aegon U.S. Government Securities Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Aegon U.S. Government Securities Service Class (1)
Fidelity® VIP High Income Initial Class (1)	TA BlackRock Government Money Market Initial Class (1)
Fidelity® VIP High Income Service Class (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP High Income Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
Fidelity® VIP Index 500 Initial Class (1)	TA BlackRock iShares Edge 40 Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock Real Estate Securities Initial Class (1)
Fidelity® VIP Investment Grade Bond Initial Class (1)	TA BlackRock Real Estate Securities Service Class (1)
Fidelity® VIP Investment Grade Bond Service Class 2 (1)	TA International Focus Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA International Focus Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Overseas Initial Class (1)	TA Janus Mid-Cap Growth Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Franklin Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
Franklin Rising Dividends Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
Franklin Small Cap Value Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
Franklin Small-Mid Cap Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
Franklin Templeton Developing Markets Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA JPMorgan Enhanced Index Service Class (1)
Invesco V.I. American Value Series II Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Invesco V.I. Capital Appreciation Series I Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)

Invesco V.I. Capital Appreciation Series II Shares (1)	TA JPMorgan Mid Cap Value Initial Class (1)
Invesco V.I. Comstock Series II Shares (1)	TA JPMorgan Tactical Allocation Initial Class (1)
Invesco V.I. Conservative Balanced Series I Shares (1)	TA JPMorgan Tactical Allocation Service Class (1)
Invesco V.I. Conservative Balanced Series II Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. Core Equity Series I Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Core Equity Series II Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Invesco V.I. Discovery Mid Cap Growth Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. Equity and Income Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Invesco V.I. EQV International Equity Series I Shares (1)	TA TS&W International Equity Initial Class (1)
Invesco V.I. EQV International Equity Series II Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. Global Series I Shares (1)	TA WMC US Growth Initial Class (1)
Invesco V.I. Global Series II Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Global Strategic Income Series I Shares (1)	Wanger Acorn (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Retirement Builder Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Retirement Builder Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Retirement Builder Variable Annuity Account since 2014.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class B Shares	35,299.232	$2,080,217	$2,814,055	$(66)	$2,813,989	652,827	$3.793166	$33.710392
AB Relative Value Class B Shares	65,803.722	1,861,519	2,031,361	(31)	2,031,330	591,485	3.207426	19.510738
AB Sustainable Global Thematic Growth Class B Shares	22,604.765	640,509	741,436	(10)	741,426	446,398	1.074630	19.851788
Allspring VT Discovery All Cap Growth Class 1 Shares	42,332.751	1,187,734	1,238,233	2	1,238,235	189,253	3.550959	7.177857
Allspring VT Discovery All Cap Growth Class 2 Shares	6,352.263	173,956	174,497	10	174,507	21,546	7.206567	24.945507
Allspring VT Opportunity Class 1 Shares	57,686.616	1,432,286	1,547,732	7	1,547,739	373,681	3.629263	4.275323
Allspring VT Opportunity Class 2 Shares	2,419.725	60,361	64,994	3	64,997	16,226	3.746415	20.607719
Allspring VT Small Cap Growth Class 1 Shares	75,731.101	786,524	756,554	13	756,567	208,750	2.473353	3.870314
Allspring VT Small Cap Growth Class 2 Shares	9,515.885	95,192	88,783	(2)	88,781	24,847	3.219023	17.732725
BNY Mellon Stock Index Initial Shares	23,026.944	1,300,917	1,836,629	(35)	1,836,594	296,093	5.224917	6.337952
BNY Mellon Stock Index Service Shares	344.379	21,227	27,547	-	27,547	6,509	4.232188	5.627297
BNY Mellon Sustainable U.S. Equity Initial Shares	3,869.119	150,054	214,775	31	214,806	74,033	2.901490	22.321271
BNY Mellon VIF Appreciation Initial Shares	55,768.431	2,027,517	2,034,990	(11)	2,034,979	346,755	5.373471	22.817835
BNY Mellon VIF Government Money Market	598,554.240	598,554	598,554	(54)	598,500	537,158	0.749589	1.154436
BNY Mellon VIF Growth and Income Initial Shares	36,546.337	1,165,910	1,369,757	(31)	1,369,726	242,144	5.656557	24.440610
BNY Mellon VIF Opportunistic Small Cap Initial Shares	29,824.136	1,363,330	1,299,139	(13)	1,299,126	451,918	2.866475	13.016672
Columbia - Dividend Opportunity Class 1 Shares	17,603.645	326,075	797,269	(10)	797,259	285,994	2.400528	16.747829
Columbia - Income Opportunity Class 1 Shares	158,298.942	1,103,927	1,005,198	24	1,005,222	726,583	1.220889	1.441936
Columbia - Large Cap Growth Class 1 Shares	88,187.873	1,245,402	4,317,678	58	4,317,736	1,248,876	3.161500	3.577456
Columbia - Overseas Core Class 2 Shares	93,081.148	1,197,753	1,217,501	(9)	1,217,492	896,483	1.244829	1.408672
Columbia - Select Mid Cap Growth Class 1 Shares	21,395.367	371,908	1,201,350	(13)	1,201,337	377,179	2.818346	3.328849
Columbia - Select Mid Cap Value Class 1 Shares	4,515.149	78,708	187,198	4	187,202	61,419	2.630788	16.842298
Columbia - Small Cap Value Class 1 Shares	59,723.148	782,926	802,082	(28)	802,054	162,869	1.916150	15.702206
Columbia - Small Company Growth Class 1 Shares	1,789.936	24,480	25,292	4	25,296	4,709	3.544064	24.372285
Columbia - Strategic Income Class 1 Shares	144,629.320	572,829	535,128	1	535,129	251,308	1.777958	10.628076
CTIVP® - Principal Blue Chip Growth Class 1 Shares	50,879.245	1,198,787	3,645,498	29	3,645,527	1,186,567	2.787135	3.153871
Davis Equity	454,922.531	3,028,313	2,643,100	(38)	2,643,062	696,850	3.283717	5.228352
Federated Hermes Government Money II Service Shares	2,248,594.030	2,248,594	2,248,594	(91)	2,248,503	2,266,767	0.866972	9.399029
Federated Hermes High Income Bond II Primary Shares	264,396.262	1,565,915	1,501,771	27	1,501,798	520,071	1.426164	11.283821
Federated Hermes Kaufmann II Primary Shares	74,833.828	1,380,912	1,469,736	14	1,469,750	263,993	3.284938	17.992820
Federated Hermes Kaufmann II Service Shares	53,560.577	922,596	950,165	(3)	950,162	219,241	3.698944	17.443744
Federated Hermes Managed Volatility II Primary Shares	63,491.051	614,967	646,974	(5)	646,969	265,979	2.053732	13.716800
Federated Hermes Managed Volatility II Service Shares	26,710.417	267,935	278,055	(1)	278,054	212,186	1.247897	13.080590
Federated Hermes Quality Bond II Primary Shares	9,192.357	98,672	93,946	9	93,955	55,793	1.420072	9.891397
Fidelity® VIP Asset Manager Initial Class	44,597.733	667,073	733,633	24	733,657	213,277	1.354394	13.786053
Fidelity® VIP Asset Manager: Growth Initial Class	15,433.780	293,842	355,440	(12)	355,428	92,445	1.365137	3.916538
Fidelity® VIP Balanced Initial Class	93,114.795	1,868,627	2,291,555	(20)	2,291,535	427,469	2.172948	5.497292
Fidelity® VIP Balanced Service Class 2	12,700.049	259,744	300,864	(4)	300,860	80,379	3.230670	18.565390
Fidelity® VIP Contrafund® Initial Class	175,765.617	6,932,550	10,183,860	(16)	10,183,844	795,067	4.079359	13.239085
Fidelity® VIP Contrafund® Service Class 2	208,407.097	8,929,094	11,566,594	58	11,566,652	1,954,247	4.068442	28.901287
Fidelity® VIP Equity-Income Initial Class	131,927.249	2,993,996	3,507,946	7	3,507,953	612,723	2.153790	17.311593
Fidelity® VIP Equity-Income Service Class 2	214,040.477	4,737,080	5,458,032	57	5,458,089	1,490,970	2.658451	18.717716

See accompanying notes.	11

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Government Money Market Initial Class	632,534.140	$632,534	$632,534	$(21)	$632,513	486,710	$0.625094	$9.608277
Fidelity® VIP Government Money Market Service Class 2	184,178.650	184,179	184,179	(11)	184,168	173,509	0.864056	1.089206
Fidelity® VIP Growth Initial Class	79,516.804	6,706,257	7,708,359	(24)	7,708,335	692,723	3.109784	11.656763
Fidelity® VIP Growth Service Class 2	32,823.839	2,605,659	3,044,083	(10)	3,044,073	572,025	4.419592	37.766648
Fidelity® VIP Growth & Income Initial Class	97,365.690	2,177,558	2,974,522	8	2,974,530	433,856	2.340497	7.312101
Fidelity® VIP Growth & Income Service Class 2	15,034.104	324,332	442,454	24	442,478	108,014	3.717616	20.602103
Fidelity® VIP Growth Opportunities Initial Class	45,042.572	2,073,451	3,738,533	23	3,738,556	376,752	3.571304	10.220979
Fidelity® VIP Growth Opportunities Service Class	24,915.311	1,335,515	2,056,011	39	2,056,050	215,109	8.317552	10.845724
Fidelity® VIP Growth Opportunities Service Class 2	12,069.679	491,338	969,799	49	969,848	128,955	5.529292	40.098710
Fidelity® VIP High Income Initial Class	145,902.546	750,117	688,660	(7)	688,653	298,498	1.096043	11.217353
Fidelity® VIP High Income Service Class	102,499.339	520,500	479,697	3	479,700	191,561	1.173158	2.739520
Fidelity® VIP High Income Service Class 2	41,842.681	205,396	187,037	20	187,057	88,007	1.905010	10.999101
Fidelity® VIP Index 500 Initial Class	32,289.403	8,515,715	18,389,461	191	18,389,652	2,240,125	2.612702	24.269552
Fidelity® VIP Index 500 Service Class 2	2,080.359	664,148	1,167,560	97	1,167,657	171,675	4.959530	23.788157
Fidelity® VIP Investment Grade Bond Initial Class	245,456.204	3,126,915	2,695,109	1	2,695,110	1,351,263	0.991811	9.599963
Fidelity® VIP Investment Grade Bond Service Class 2	39,680.700	492,527	421,409	6	421,415	240,230	1.118619	9.412884
Fidelity® VIP Mid Cap Initial Class	98,951.944	3,515,535	3,716,635	(4)	3,716,631	321,291	3.184593	12.676627
Fidelity® VIP Mid Cap Service Class 2	166,332.160	5,729,970	5,901,465	(29)	5,901,436	943,334	2.535028	19.111088
Fidelity® VIP Overseas Initial Class	30,204.221	637,881	769,302	(4)	769,298	254,081	1.121015	15.491748
Fidelity® VIP Value Strategies Service Class 2	152,564.531	2,190,561	2,399,840	(44)	2,399,796	513,312	3.051139	20.715688
Franklin Income Class 2 Shares	9,225.693	136,390	132,481	(7)	132,474	65,588	1.907467	14.257493
Franklin Mutual Shares Class 2 Shares	183,228.586	3,024,580	3,003,117	(86)	3,003,031	979,667	1.852956	14.340596
Franklin Rising Dividends Class 2 Shares	52,370.504	1,363,634	1,470,564	(8)	1,470,556	274,519	2.263795	5.976155
Franklin Small Cap Value Class 2 Shares	66,198.698	930,057	947,965	17	947,982	163,082	2.733031	14.746448
Franklin Small-Mid Cap Growth Class 2 Shares	238,242.345	3,430,985	3,523,604	18	3,523,622	775,674	2.541094	19.465205
Franklin Templeton Developing Markets Class 2 Shares	55,260.720	466,747	466,953	(13)	466,940	171,407	0.924729	3.744835
Franklin Templeton Foreign Class 2 Shares	97,870.698	1,334,727	1,346,701	11	1,346,712	778,074	1.101821	11.428542
Invesco V.I. American Franchise Series I Shares	30,145.367	1,727,625	2,397,461	(1)	2,397,460	511,692	4.334623	28.299211
Invesco V.I. American Franchise Series II Shares	4,735.125	234,779	339,035	(29)	339,006	74,396	3.796498	30.611258
Invesco V.I. American Value Series II Shares	22,952.800	351,905	397,772	1	397,773	27,261	13.852899	14.943680
Invesco V.I. Capital Appreciation Series I Shares	124,617.075	5,626,160	7,869,568	(125)	7,869,443	1,173,232	4.562475	27.811809
Invesco V.I. Capital Appreciation Series II Shares	9,751.283	445,247	582,542	(21)	582,521	108,873	3.835049	27.258387
Invesco V.I. Comstock Series II Shares	50,378.372	874,316	1,038,298	10	1,038,308	247,750	3.527155	17.670083
Invesco V.I. Core Equity Series II Shares	34,343.754	1,011,835	1,146,738	(35)	1,146,703	322,147	1.947145	18.880770
Invesco V.I. Discovery Mid Cap Growth Series II Shares	1,889.484	123,654	126,463	2	126,465	7,830	15.252290	16.302873
Invesco V.I. Equity and Income Series I Shares	52,195.984	903,445	911,342	(3)	911,339	858,621	1.053780	1.062687
Invesco V.I. Equity and Income Series II Shares	139,249.939	2,332,245	2,413,201	28	2,413,229	715,900	2.126302	14.369664
Invesco V.I. EQV International Equity Series I Shares	10,444.542	361,735	350,101	(5)	350,096	133,153	1.387113	2.935733
Invesco V.I. EQV International Equity Series II Shares	1,609.270	55,796	52,929	(1)	52,928	14,430	3.078862	12.718805
Invesco V.I. Global Series I Shares	52,963.664	2,032,609	2,118,017	39	2,118,056	291,516	2.341527	8.689048
Invesco V.I. Global Series II Shares	1,040.579	36,462	40,229	(12)	40,217	8,554	4.014332	19.410467
Invesco V.I. Global Strategic Income Series I Shares	215,806.719	1,041,880	925,811	(2)	925,809	454,068	0.951438	9.207776

See accompanying notes.	12

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. Global Strategic Income Series II Shares	71,356.956	$360,153	$315,398	$-	$315,398	199,485	$0.897908	$9.023816
Invesco V.I. Government Securities Series I Shares	20,233.919	235,373	206,993	11	207,004	136,235	0.945276	1.542269
Invesco V.I. Government Securities Series II Shares	21,747.622	247,631	220,521	(7)	220,514	188,126	0.851024	1.298608
Invesco V.I. Main Street Series I Shares	172,516.141	3,525,076	3,521,054	(10)	3,521,044	689,568	2.941096	5.579545
Invesco V.I. Main Street Series II Shares	29,616.205	605,128	586,697	5	586,702	110,961	3.686729	20.021647
Invesco V.I. Main Street Mid Cap Series II Shares	23,320.686	240,802	249,298	(13)	249,285	66,313	2.922888	15.778690
Invesco V.I. Main Street Small Cap Series II Shares	1,705.270	42,596	48,583	-	48,583	7,191	4.685194	16.807871
Janus Henderson - Balanced Service Shares	50,995.416	1,815,505	2,773,641	(14)	2,773,627	731,157	3.793450	17.189405
Janus Henderson - Enterprise Service Shares	19,190.216	1,210,715	1,433,893	(8)	1,433,885	473,342	2.723963	24.052202
Janus Henderson - Forty Service Shares	4,415.212	168,174	225,441	9	225,450	43,334	5.202671	29.609408
Janus Henderson - Global Research Service Shares	20,966.694	863,447	1,467,040	25	1,467,065	702,827	1.904739	24.015695
Janus Henderson - Mid Cap Value Service Shares	6,789.343	104,961	120,036	(10)	120,026	36,534	2.217474	13.919540
Janus Henderson - Overseas Service Shares	21,806.879	659,372	910,873	10	910,883	508,783	1.746767	16.104323
Janus Henderson - Research Service Shares	16,900.812	590,918	953,882	(32)	953,850	284,390	3.353936	29.077286
LVIP JPMorgan Core Bond Standard Shares	189,592.611	1,859,474	1,821,985	(1)	1,821,984	1,167,945	1.252772	2.008251
LVIP JPMorgan Mid Cap Value Standard Shares	88,763.393	844,197	865,088	-	865,088	162,005	3.784109	7.330857
LVIP JPMorgan U.S. Equity Standard Shares	32,081.196	1,098,569	1,427,357	(3)	1,427,354	312,867	4.116768	5.612169
MFS® Core Equity Initial Class	1,092.685	27,554	34,540	(3)	34,537	12,418	2.756627	23.630055
MFS® Growth Initial Class	68,948.679	3,965,864	5,054,628	(68)	5,054,560	604,818	7.162465	29.934624
MFS® Growth Service Class	19,444.961	977,954	1,304,368	61	1,304,429	142,618	5.755062	29.335752
MFS® Massachusetts Investors Growth Stock Initial Class	2,695.784	54,748	64,564	(2)	64,562	21,520	2.980829	26.444316
MFS® Massachusetts Investors Growth Stock Service Class	51,292.340	1,109,385	1,196,650	7	1,196,657	393,935	2.746108	25.743968
MFS® New Discovery Initial Class	22,373.205	369,635	308,974	(13)	308,961	93,018	3.254022	18.247318
MFS® New Discovery Service Class	30,086.099	432,383	323,426	1	323,427	64,512	2.571014	19.748948
MFS® Research Initial Class	45,242.451	1,312,784	1,610,179	(36)	1,610,143	286,164	4.204002	22.286946
MFS® Research Service Class	31,992.024	929,211	1,113,642	(65)	1,113,577	185,963	4.106856	21.839503
MFS® Total Return Initial Class	216,504.967	5,032,366	5,038,071	27	5,038,098	1,500,570	1.991504	3.801075
MFS® Total Return Service Class	78,968.515	1,808,096	1,787,847	(7)	1,787,840	670,100	2.243707	15.208557
MFS® Total Return Bond Initial Class	10,311.698	135,499	118,585	(7)	118,578	59,552	1.971401	9.580577
MFS® Total Return Bond Service Class	73,185.967	924,019	824,806	-	824,806	546,678	1.279591	9.325069
MFS® Utilities Initial Class	125,414.520	3,902,854	4,291,685	4	4,291,689	696,763	2.988789	15.911374
MFS® Utilities Service Class	23,804.846	729,100	795,558	(11)	795,547	120,279	3.940710	15.596976
Putnam VT Core Equity Class IB Shares	15.089	252	338	15	353	84	4.066310	25.392070
Putnam VT Diversified Income Class IB Shares	45,556.401	251,295	210,471	1	210,472	116,170	0.927157	9.636759
Putnam VT Focused International Equity Class IB Shares	55,643.827	795,057	806,279	69	806,348	345,453	2.118726	3.503935
Putnam VT George Putnam Balanced Class IB Shares	50,987.627	520,749	803,565	(10)	803,555	260,100	1.918085	17.362257
Putnam VT Global Health Care Class IB Shares	12,382.941	193,934	194,165	1	194,166	50,688	1.877052	18.023317
Putnam VT Government Money Market Class IB Shares	2,141,911.471	2,141,911	2,141,911	(130)	2,141,781	2,144,153	0.784971	1.128297
Putnam VT Income Class IB Shares	17,571.212	189,890	140,921	4	140,925	78,757	1.730156	9.044409
Putnam VT International Equity Class IB Shares	2,849.184	38,020	43,849	(13)	43,836	24,611	1.754681	13.387697
Putnam VT Large Cap Growth Class IB Shares	46,110.764	506,224	793,105	47	793,152	204,927	3.000734	9.038420
Putnam VT Large Cap Value Class IB Shares	102,250.117	2,503,399	3,314,949	(35)	3,314,914	543,496	3.313944	22.707444

See accompanying notes.	13

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Research Class IB Shares	5,193.660	$117,600	$225,197	$(20)	$225,177	42,219	$4.770970	$25.466715
Putnam VT Sustainable Leaders Class IB Shares	219.398	7,441	10,597	(21)	10,576	1,324	7.831204	26.726280
TA Aegon Bond Initial Class	607,185.348	6,615,924	5,756,117	18	5,756,135	3,812,005	0.871378	9.240157
TA Aegon Bond Service Class	276,407.215	3,039,913	2,595,464	37	2,595,501	1,732,616	0.945516	10.001938
TA Aegon Core Bond Initial Class	133,255.062	1,634,895	1,401,843	1	1,401,844	927,141	0.872792	1.704505
TA Aegon High Yield Bond Initial Class	354,716.849	2,556,289	2,475,924	9	2,475,933	961,235	1.268704	11.707072
TA Aegon High Yield Bond Service Class	38,691.267	291,481	276,256	10	276,266	112,526	2.149152	12.651549
TA Aegon Sustainable Equity Income Initial Class	507,461.554	9,688,009	10,616,096	151	10,616,247	3,847,274	1.925736	12.922967
TA Aegon Sustainable Equity Income Service Class	82,220.681	1,541,942	1,724,168	23	1,724,191	596,952	2.060903	13.969250
TA Aegon U.S. Government Securities Initial Class	216,482.019	2,052,518	1,909,371	(18)	1,909,353	1,555,899	1.035216	8.737876
TA Aegon U.S. Government Securities Service Class	157,983.975	1,619,392	1,451,873	(23)	1,451,850	1,164,255	1.041191	9.459872
TA BlackRock Government Money Market Initial Class	6,248,174.278	6,248,174	6,248,174	(830)	6,247,344	7,137,083	0.740392	9.620376
TA BlackRock Government Money Market Service Class	3,340,285.451	3,340,285	3,340,285	(180)	3,340,105	3,232,759	0.873884	10.350352
TA BlackRock iShares Edge 40 Initial Class	124,657.303	1,156,316	1,101,971	9	1,101,980	561,906	1.216697	11.541433
TA BlackRock iShares Edge 40 Service Class	27,240.556	252,819	238,900	5	238,905	132,712	1.419469	12.570903
TA BlackRock Real Estate Securities Initial Class	27,192.752	288,182	262,138	(1)	262,137	91,534	1.383482	10.813443
TA BlackRock Real Estate Securities Service Class	18,411.407	202,526	191,110	-	191,110	80,745	1.398384	11.716354
TA International Focus Initial Class	87,348.944	733,218	709,273	36	709,309	409,455	1.197266	10.172971
TA International Focus Service Class	87,733.765	711,678	693,974	(3)	693,971	274,929	1.621156	14.206610
TA Janus Mid-Cap Growth Initial Class	268,707.383	8,677,907	8,837,786	(59)	8,837,727	1,747,817	2.627911	21.947131
TA Janus Mid-Cap Growth Service Class	16,581.425	507,675	492,303	(21)	492,282	108,145	3.783241	23.741537
TA JPMorgan Asset Allocation - Conservative Initial Class	983,049.844	9,725,036	8,778,635	(21)	8,778,614	4,453,688	1.243524	11.454762
TA JPMorgan Asset Allocation - Conservative Service Class	1,391,322.334	13,606,682	12,243,637	72	12,243,709	6,422,502	1.186000	12.390905
TA JPMorgan Asset Allocation - Growth Initial Class	668,073.578	7,222,508	7,803,099	(6)	7,803,093	2,216,334	2.084420	18.603243
TA JPMorgan Asset Allocation - Growth Service Class	749,655.519	8,338,265	8,606,045	(6)	8,606,039	2,439,061	2.389773	18.235557
TA JPMorgan Asset Allocation - Moderate Initial Class	1,436,760.602	16,317,563	15,660,691	(79)	15,660,612	6,752,615	1.349332	12.807312
TA JPMorgan Asset Allocation - Moderate Service Class	3,207,761.069	35,293,547	34,290,966	522	34,291,488	14,729,337	1.802407	12.553321
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,352,843.238	26,794,723	26,022,446	(11)	26,022,435	9,317,060	1.586248	14.744045
TA JPMorgan Asset Allocation - Moderate Growth Service Class	7,245,784.019	80,556,239	78,326,925	87	78,327,012	29,328,596	2.051197	15.942711
TA JPMorgan Enhanced Index Initial Class	368,641.482	9,290,223	10,532,087	(48)	10,532,039	2,637,107	2.475876	20.237342
TA JPMorgan Enhanced Index Service Class	32,260.230	675,627	914,900	(7)	914,893	154,959	4.788078	26.479631
TA JPMorgan International Moderate Growth Initial Class	25,380.201	252,069	231,721	9	231,730	170,294	1.227098	12.054468
TA JPMorgan International Moderate Growth Service Class	550,817.102	5,134,971	4,973,878	14	4,973,892	3,566,235	1.171630	13.049409
TA JPMorgan Tactical Allocation Initial Class	39,099.473	542,835	487,570	(19)	487,551	265,951	1.134584	11.089932
TA JPMorgan Tactical Allocation Service Class	30,874.637	447,845	413,720	(6)	413,714	255,501	1.202104	10.811460
TA Multi-Managed Balanced Initial Class	163,154.755	2,554,233	2,708,369	(4)	2,708,365	686,111	2.368341	16.873722
TA Multi-Managed Balanced Service Class	1,045,567.246	15,497,526	16,791,810	(21)	16,791,789	4,715,262	3.198196	18.330183
TA Small/Mid Cap Value Initial Class	167,027.833	3,178,526	3,310,492	(7)	3,310,485	327,718	2.279769	21.013187
TA T. Rowe Price Small Cap Initial Class	143,021.854	1,718,518	1,773,471	(1)	1,773,470	390,677	2.927896	14.663990
TA T. Rowe Price Small Cap Service Class	69,882.922	762,560	740,060	18	740,078	139,391	4.208304	19.324071
TA TSW International Equity Initial Class	44,333.669	605,703	643,725	31	643,756	447,908	1.380436	10.416843
TA TSW International Equity Service Class	27,595.363	358,802	396,545	(15)	396,530	191,072	1.439006	13.805882

See accompanying notes.	14

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA TSW Mid Cap Value Opportunities Initial Class	94,824.415	$1,401,370	$1,237,459	$10	$1,237,469	295,064	$2.521951	$14.764617
TA WMC US Growth Initial Class	1,143,969.325	37,393,931	48,115,350	71	48,115,421	11,647,779	3.334703	30.493570
TA WMC US Growth Service Class	154,608.866	5,009,713	6,119,419	(8)	6,119,411	891,529	4.838437	32.981001
Wanger Acorn	66,980.744	986,117	1,019,447	(68)	1,019,379	236,258	3.548285	15.657252

See accompanying notes.	15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class B Shares	$2,813,989	$-	$2,813,989
AB Relative Value Class B Shares	2,004,496	26,834	2,031,330
AB Sustainable Global Thematic Growth Class B Shares	673,391	68,035	741,426
Allspring VT Discovery All Cap Growth Class 1 Shares	1,202,110	36,125	1,238,235
Allspring VT Discovery All Cap Growth Class 2 Shares	174,507	-	174,507
Allspring VT Opportunity Class 1 Shares	1,447,110	100,629	1,547,739
Allspring VT Opportunity Class 2 Shares	64,997	-	64,997
Allspring VT Small Cap Growth Class 1 Shares	698,302	58,265	756,567
Allspring VT Small Cap Growth Class 2 Shares	88,781	-	88,781
BNY Mellon Stock Index Initial Shares	1,829,945	6,649	1,836,594
BNY Mellon Stock Index Service Shares	-	27,547	27,547
BNY Mellon Sustainable U.S. Equity Initial Shares	214,806	-	214,806
BNY Mellon VIF Appreciation Initial Shares	2,034,979	-	2,034,979
BNY Mellon VIF Government Money Market	586,975	11,525	598,500
BNY Mellon VIF Growth and Income Initial Shares	1,363,717	6,009	1,369,726
BNY Mellon VIF Opportunistic Small Cap Initial Shares	1,299,126	-	1,299,126
Columbia - Dividend Opportunity Class 1 Shares	749,697	47,562	797,259
Columbia - Income Opportunity Class 1 Shares	963,376	41,846	1,005,222
Columbia - Large Cap Growth Class 1 Shares	4,069,079	248,657	4,317,736
Columbia - Overseas Core Class 2 Shares	1,061,471	156,021	1,217,492
Columbia - Select Mid Cap Growth Class 1 Shares	1,130,554	70,783	1,201,337
Columbia - Select Mid Cap Value Class 1 Shares	171,285	15,917	187,202
Columbia - Small Cap Value Class 1 Shares	790,641	11,413	802,054
Columbia - Small Company Growth Class 1 Shares	17,932	7,364	25,296
Columbia - Strategic Income Class 1 Shares	526,607	8,522	535,129
CTIVP® - Principal Blue Chip Growth Class 1 Shares	3,483,021	162,506	3,645,527
Davis Equity	2,553,625	89,437	2,643,062
Federated Hermes Government Money II Service Shares	2,220,878	27,625	2,248,503
Federated Hermes High Income Bond II Primary Shares	1,484,970	16,828	1,501,798
Federated Hermes Kaufmann II Primary Shares	1,339,651	130,099	1,469,750
Federated Hermes Kaufmann II Service Shares	950,162	-	950,162
Federated Hermes Managed Volatility II Primary Shares	643,585	3,384	646,969
Federated Hermes Managed Volatility II Service Shares	278,054	-	278,054
Federated Hermes Quality Bond II Primary Shares	93,955	-	93,955
Fidelity® VIP Asset Manager Initial Class	709,509	24,148	733,657
Fidelity® VIP Asset Manager: Growth Initial Class	355,428	-	355,428
Fidelity® VIP Balanced Initial Class	2,267,966	23,569	2,291,535
Fidelity® VIP Balanced Service Class 2	300,860	-	300,860
Fidelity® VIP Contrafund® Initial Class	10,105,046	78,798	10,183,844
Fidelity® VIP Contrafund® Service Class 2	11,392,303	174,349	11,566,652
Fidelity® VIP Equity-Income Initial Class	3,430,091	77,862	3,507,953

See accompanying notes.	16

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Equity-Income Service Class 2	$5,401,284	$56,805	$5,458,089
Fidelity® VIP Government Money Market Initial Class	375,567	256,946	632,513
Fidelity® VIP Government Money Market Service Class 2	117,383	66,785	184,168
Fidelity® VIP Growth Initial Class	7,463,777	244,558	7,708,335
Fidelity® VIP Growth Service Class 2	2,986,688	57,385	3,044,073
Fidelity® VIP Growth & Income Initial Class	2,798,012	176,518	2,974,530
Fidelity® VIP Growth & Income Service Class 2	442,478	-	442,478
Fidelity® VIP Growth Opportunities Initial Class	3,738,556	-	3,738,556
Fidelity® VIP Growth Opportunities Service Class	1,970,412	85,638	2,056,050
Fidelity® VIP Growth Opportunities Service Class 2	969,848	-	969,848
Fidelity® VIP High Income Initial Class	670,772	17,881	688,653
Fidelity® VIP High Income Service Class	479,610	90	479,700
Fidelity® VIP High Income Service Class 2	181,163	5,894	187,057
Fidelity® VIP Index 500 Initial Class	17,322,467	1,067,185	18,389,652
Fidelity® VIP Index 500 Service Class 2	1,137,687	29,970	1,167,657
Fidelity® VIP Investment Grade Bond Initial Class	2,587,766	107,344	2,695,110
Fidelity® VIP Investment Grade Bond Service Class 2	416,065	5,350	421,415
Fidelity® VIP Mid Cap Initial Class	3,421,567	295,064	3,716,631
Fidelity® VIP Mid Cap Service Class 2	5,508,938	392,498	5,901,436
Fidelity® VIP Overseas Initial Class	749,525	19,773	769,298
Fidelity® VIP Value Strategies Service Class 2	2,293,032	106,764	2,399,796
Franklin Income Class 2 Shares	132,474	-	132,474
Franklin Mutual Shares Class 2 Shares	2,967,954	35,077	3,003,031
Franklin Rising Dividends Class 2 Shares	1,430,761	39,795	1,470,556
Franklin Small Cap Value Class 2 Shares	936,809	11,173	947,982
Franklin Small-Mid Cap Growth Class 2 Shares	3,343,411	180,211	3,523,622
Franklin Templeton Developing Markets Class 2 Shares	447,568	19,372	466,940
Franklin Templeton Foreign Class 2 Shares	1,325,355	21,357	1,346,712
Invesco V.I. American Franchise Series I Shares	2,397,460	-	2,397,460
Invesco V.I. American Franchise Series II Shares	335,976	3,030	339,006
Invesco V.I. American Value Series II Shares	397,773	-	397,773
Invesco V.I. Capital Appreciation Series I Shares	7,551,378	318,065	7,869,443
Invesco V.I. Capital Appreciation Series II Shares	543,654	38,867	582,521
Invesco V.I. Comstock Series II Shares	1,038,308	-	1,038,308
Invesco V.I. Core Equity Series II Shares	1,120,247	26,456	1,146,703
Invesco V.I. Discovery Mid Cap Growth Series II Shares	126,465	-	126,465
Invesco V.I. Equity and Income Series I Shares	834,684	76,655	911,339
Invesco V.I. Equity and Income Series II Shares	2,376,342	36,887	2,413,229
Invesco V.I. EQV International Equity Series I Shares	321,667	28,429	350,096
Invesco V.I. EQV International Equity Series II Shares	52,928	-	52,928
Invesco V.I. Global Series I Shares	1,849,111	268,945	2,118,056

See accompanying notes.	17

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Invesco V.I. Global Series II Shares	$35,819	$4,398	$40,217
Invesco V.I. Global Strategic Income Series I Shares	923,758	2,051	925,809
Invesco V.I. Global Strategic Income Series II Shares	279,794	35,604	315,398
Invesco V.I. Government Securities Series I Shares	206,350	654	207,004
Invesco V.I. Government Securities Series II Shares	198,361	22,153	220,514
Invesco V.I. Main Street Series I Shares	3,243,823	277,221	3,521,044
Invesco V.I. Main Street Series II Shares	473,737	112,965	586,702
Invesco V.I. Main Street Mid Cap Series II Shares	249,285	-	249,285
Invesco V.I. Main Street Small Cap Series II Shares	38,947	9,636	48,583
Janus Henderson - Balanced Service Shares	2,765,502	8,125	2,773,627
Janus Henderson - Enterprise Service Shares	1,433,885	-	1,433,885
Janus Henderson - Forty Service Shares	225,450	-	225,450
Janus Henderson - Global Research Service Shares	1,467,065	-	1,467,065
Janus Henderson - Mid Cap Value Service Shares	115,572	4,454	120,026
Janus Henderson - Overseas Service Shares	910,297	586	910,883
Janus Henderson - Research Service Shares	953,850	-	953,850
LVIP JPMorgan Core Bond Standard Shares	(1)	1,821,985	1,821,984
LVIP JPMorgan Mid Cap Value Standard Shares	-	865,088	865,088
LVIP JPMorgan U.S. Equity Standard Shares	-	1,427,354	1,427,354
MFS® Core Equity Initial Class	34,537	-	34,537
MFS® Growth Initial Class	4,307,396	747,164	5,054,560
MFS® Growth Service Class	1,304,429	-	1,304,429
MFS® Massachusetts Investors Growth Stock Initial Class	64,562	-	64,562
MFS® Massachusetts Investors Growth Stock Service Class	1,158,433	38,224	1,196,657
MFS® New Discovery Initial Class	150,370	158,591	308,961
MFS® New Discovery Service Class	320,739	2,688	323,427
MFS® Research Initial Class	1,515,261	94,882	1,610,143
MFS® Research Service Class	1,108,447	5,130	1,113,577
MFS® Total Return Initial Class	5,016,789	21,309	5,038,098
MFS® Total Return Service Class	1,756,795	31,045	1,787,840
MFS® Total Return Bond Initial Class	114,072	4,506	118,578
MFS® Total Return Bond Service Class	824,806	-	824,806
MFS® Utilities Initial Class	4,220,907	70,782	4,291,689
MFS® Utilities Service Class	762,920	32,627	795,547
Putnam VT Core Equity Class IB Shares	353	-	353
Putnam VT Diversified Income Class IB Shares	199,537	10,935	210,472
Putnam VT Focused International Equity Class IB Shares	768,033	38,315	806,348
Putnam VT George Putnam Balanced Class IB Shares	801,043	2,512	803,555
Putnam VT Global Health Care Class IB Shares	153,261	40,905	194,166
Putnam VT Government Money Market Class IB Shares	1,835,305	306,476	2,141,781
Putnam VT Income Class IB Shares	140,925	-	140,925

See accompanying notes.	18

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Putnam VT International Equity Class IB Shares	$43,836	$-	$43,836
Putnam VT Large Cap Growth Class IB Shares	732,015	61,137	793,152
Putnam VT Large Cap Value Class IB Shares	3,225,447	89,467	3,314,914
Putnam VT Research Class IB Shares	225,177	-	225,177
Putnam VT Sustainable Leaders Class IB Shares	10,576	-	10,576
TA Aegon Bond Initial Class	5,519,434	236,701	5,756,135
TA Aegon Bond Service Class	2,594,775	726	2,595,501
TA Aegon Core Bond Initial Class	929,002	472,842	1,401,844
TA Aegon High Yield Bond Initial Class	2,250,039	225,894	2,475,933
TA Aegon High Yield Bond Service Class	276,266	-	276,266
TA Aegon Sustainable Equity Income Initial Class	9,817,713	798,534	10,616,247
TA Aegon Sustainable Equity Income Service Class	1,724,191	-	1,724,191
TA Aegon U.S. Government Securities Initial Class	1,301,332	608,021	1,909,353
TA Aegon U.S. Government Securities Service Class	1,451,850	-	1,451,850
TA BlackRock Government Money Market Initial Class	1,173,000	5,074,344	6,247,344
TA BlackRock Government Money Market Service Class	3,340,105	-	3,340,105
TA BlackRock iShares Edge 40 Initial Class	1,069,064	32,916	1,101,980
TA BlackRock iShares Edge 40 Service Class	238,905	-	238,905
TA BlackRock Real Estate Securities Initial Class	257,535	4,602	262,137
TA BlackRock Real Estate Securities Service Class	191,110	-	191,110
TA International Focus Initial Class	687,320	21,989	709,309
TA International Focus Service Class	693,971	-	693,971
TA Janus Mid-Cap Growth Initial Class	8,149,919	687,808	8,837,727
TA Janus Mid-Cap Growth Service Class	492,282	-	492,282
TA JPMorgan Asset Allocation - Conservative Initial Class	8,308,143	470,471	8,778,614
TA JPMorgan Asset Allocation - Conservative Service Class	12,065,448	178,261	12,243,709
TA JPMorgan Asset Allocation - Growth Initial Class	7,454,527	348,566	7,803,093
TA JPMorgan Asset Allocation - Growth Service Class	7,686,130	919,909	8,606,039
TA JPMorgan Asset Allocation - Moderate Initial Class	14,559,010	1,101,602	15,660,612
TA JPMorgan Asset Allocation - Moderate Service Class	32,891,054	1,400,434	34,291,488
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	25,408,782	613,653	26,022,435
TA JPMorgan Asset Allocation - Moderate Growth Service Class	76,367,438	1,959,574	78,327,012
TA JPMorgan Enhanced Index Initial Class	8,932,526	1,599,513	10,532,039
TA JPMorgan Enhanced Index Service Class	914,893	-	914,893
TA JPMorgan International Moderate Growth Initial Class	231,730	-	231,730
TA JPMorgan International Moderate Growth Service Class	4,952,151	21,741	4,973,892
TA JPMorgan Tactical Allocation Initial Class	463,590	23,961	487,551
TA JPMorgan Tactical Allocation Service Class	413,714	-	413,714
TA Multi-Managed Balanced Initial Class	2,620,640	87,725	2,708,365
TA Multi-Managed Balanced Service Class	16,791,789	-	16,791,789
TA Small/Mid Cap Value Initial Class	3,265,568	44,917	3,310,485

See accompanying notes.	19

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA T. Rowe Price Small Cap Initial Class	$1,640,035	$133,435	$1,773,470
TA T. Rowe Price Small Cap Service Class	740,078	-	740,078
TA TSW International Equity Initial Class	565,760	77,996	643,756
TA TSW International Equity Service Class	396,530	-	396,530
TA TSW Mid Cap Value Opportunities Initial Class	587,673	649,796	1,237,469
TA WMC US Growth Initial Class	46,194,517	1,920,904	48,115,421
TA WMC US Growth Service Class	6,110,993	8,418	6,119,411
Wanger Acorn	1,019,379	-	1,019,379

See accompanying notes.	20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	AB Sustainable Global Thematic Growth Class B Shares Subaccount	Allspring VT Discovery All Cap Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2022:	$2,132,627	$2,158,785	$724,909	$945,784

Investment Income:
Reinvested Dividends	-	31,810	223	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,391	35,119	11,459	15,349
Net Investment Income (Loss)	(34,391)	(3,309)	(11,236)	(15,349)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176,614	200,934	48,055	105,393
Realized Gain (Loss) on Investments	106,376	(67,522)	14,329	(10,455)
Net Realized Capital Gains (Losses) on Investments	282,990	133,412	62,384	94,938
Net Change in Unrealized Appreciation (Depreciation)	433,365	66,304	47,764	209,604
Net Gain (Loss) on Investment	716,355	199,716	110,148	304,542

Net Increase (Decrease) in Net Assets Resulting from Operations	681,964	196,407	98,912	289,193

Increase (Decrease) in Net Assets from Contract Transactions	(157,865)	(287,996)	(35,129)	(81,920)

Total Increase (Decrease) in Net Assets	524,099	(91,589)	63,783	207,273

Net Assets as of December 31, 2023:	$2,656,726	$2,067,196	$788,692	$1,153,057

Investment Income:
Reinvested Dividends	-	25,594	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,238	34,961	12,155	17,670
Net Investment Income (Loss)	(39,238)	(9,367)	(12,155)	(17,670)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	120,295	72,015	2,431	54,640
Realized Gain (Loss) on Investments	203,026	25,130	34,380	15,980
Net Realized Capital Gains (Losses) on Investments	323,321	97,145	36,811	70,620
Net Change in Unrealized Appreciation (Depreciation)	275,955	147,332	11,742	161,674
Net Gain (Loss) on Investment	599,276	244,477	48,553	232,294

Net Increase (Decrease) in Net Assets Resulting from Operations	560,038	235,110	36,398	214,624

Increase (Decrease) in Net Assets from Contract Transactions	(402,775)	(270,976)	(83,664)	(129,446)

Total Increase (Decrease) in Net Assets	157,263	(35,866)	(47,266)	85,178

Net Assets as of December 31, 2024:	$2,813,989	$2,031,330	$741,426	$1,238,235

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Allspring VT Discovery All Cap Growth Class 2 Shares Subaccount	Allspring VT Opportunity Class 1 Shares Subaccount	Allspring VT Opportunity Class 2 Shares Subaccount	Allspring VT Small Cap Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2022:	$168,817	$1,310,221	$94,309	$1,237,821

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,689	20,656	1,398	11,414
Net Investment Income (Loss)	(2,689)	(20,656)	(1,398)	(11,414)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,831	121,460	8,632	-
Realized Gain (Loss) on Investments	(2,982)	(2,763)	(3,215)	(90,414)
Net Realized Capital Gains (Losses) on Investments	16,849	118,697	5,417	(90,414)
Net Change in Unrealized Appreciation (Depreciation)	36,347	216,422	15,743	151,844
Net Gain (Loss) on Investment	53,196	335,119	21,160	61,430

Net Increase (Decrease) in Net Assets Resulting from Operations	50,507	314,463	19,762	50,016

Increase (Decrease) in Net Assets from Contract Transactions	(16,541)	(154,580)	(28,206)	(576,164)

Total Increase (Decrease) in Net Assets	33,966	159,883	(8,444)	(526,148)

Net Assets as of December 31, 2023:	$202,783	$1,470,104	$85,865	$711,673

Investment Income:
Reinvested Dividends	-	4,158	29	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,684	22,619	942	11,249
Net Investment Income (Loss)	(2,684)	(18,461)	(913)	(11,249)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,068	150,784	6,082	-
Realized Gain (Loss) on Investments	5,913	18,099	565	(12,011)
Net Realized Capital Gains (Losses) on Investments	13,981	168,883	6,647	(12,011)
Net Change in Unrealized Appreciation (Depreciation)	21,214	41,991	1,970	140,061
Net Gain (Loss) on Investment	35,195	210,874	8,617	128,050

Net Increase (Decrease) in Net Assets Resulting from Operations	32,511	192,413	7,704	116,801

Increase (Decrease) in Net Assets from Contract Transactions	(60,787)	(114,778)	(28,572)	(71,907)

Total Increase (Decrease) in Net Assets	(28,276)	77,635	(20,868)	44,894

Net Assets as of December 31, 2024:	$174,507	$1,547,739	$64,997	$756,567

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Allspring VT Small Cap Growth Class 2 Shares Subaccount	BNY Mellon Stock Index Initial Shares Subaccount	BNY Mellon Stock Index Service Shares Subaccount	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount

Net Assets as of December 31, 2022:	$102,402	$1,501,151	$20,479	$191,582

Investment Income:
Reinvested Dividends	-	23,498	249	1,518
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,300	21,799	531	2,875
Net Investment Income (Loss)	(1,300)	1,699	(282)	(1,357)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	59,973	786	24,368
Realized Gain (Loss) on Investments	(1,628)	39,985	304	789
Net Realized Capital Gains (Losses) on Investments	(1,628)	99,958	1,090	25,157
Net Change in Unrealized Appreciation (Depreciation)	5,708	257,270	3,560	18,175
Net Gain (Loss) on Investment	4,080	357,228	4,650	43,332

Net Increase (Decrease) in Net Assets Resulting from Operations	2,780	358,927	4,368	41,975

Increase (Decrease) in Net Assets from Contract Transactions	(3,980)	(51,304)	(2,121)	(8,152)

Total Increase (Decrease) in Net Assets	(1,200)	307,623	2,247	33,823

Net Assets as of December 31, 2023:	$101,202	$1,808,774	$22,726	$225,405

Investment Income:
Reinvested Dividends	-	21,699	233	1,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,094	25,137	640	3,550
Net Investment Income (Loss)	(1,094)	(3,438)	(407)	(2,209)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	125,070	1,531	1,596
Realized Gain (Loss) on Investments	(4,661)	181,416	864	23,952
Net Realized Capital Gains (Losses) on Investments	(4,661)	306,486	2,395	25,548
Net Change in Unrealized Appreciation (Depreciation)	19,278	85,041	2,842	29,002
Net Gain (Loss) on Investment	14,617	391,527	5,237	54,550

Net Increase (Decrease) in Net Assets Resulting from Operations	13,523	388,089	4,830	52,341

Increase (Decrease) in Net Assets from Contract Transactions	(25,944)	(360,269)	(9)	(62,940)

Total Increase (Decrease) in Net Assets	(12,421)	27,820	4,821	(10,599)

Net Assets as of December 31, 2024:	$88,781	$1,836,594	$27,547	$214,806

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Government Money Market Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount

Net Assets as of December 31, 2022:	$1,917,574	$824,876	$870,067	$1,275,298

Investment Income:
Reinvested Dividends	14,421	36,251	6,314	4,262
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,024	10,823	13,310	17,791
Net Investment Income (Loss)	(13,603)	25,428	(6,996)	(13,529)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	172,944	-	102,718	28,723
Realized Gain (Loss) on Investments	(48,225)	-	(1,116)	22,267
Net Realized Capital Gains (Losses) on Investments	124,719	-	101,602	50,990
Net Change in Unrealized Appreciation (Depreciation)	246,382	-	118,129	62,319
Net Gain (Loss) on Investment	371,101	-	219,731	113,309

Net Increase (Decrease) in Net Assets Resulting from Operations	357,498	25,428	212,735	99,780

Increase (Decrease) in Net Assets from Contract Transactions	(135,586)	(103,878)	(31,143)	(89,858)

Total Increase (Decrease) in Net Assets	221,912	(78,450)	181,592	9,922

Net Assets as of December 31, 2023:	$2,139,486	$746,426	$1,051,659	$1,285,220

Investment Income:
Reinvested Dividends	8,623	30,520	6,318	8,844
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,681	8,944	15,934	18,235
Net Investment Income (Loss)	(20,058)	21,576	(9,616)	(9,391)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	149,758	-	58,021	-
Realized Gain (Loss) on Investments	(35,943)	-	35,369	6,156
Net Realized Capital Gains (Losses) on Investments	113,815	-	93,390	6,156
Net Change in Unrealized Appreciation (Depreciation)	122,476	-	117,027	43,839
Net Gain (Loss) on Investment	236,291	-	210,417	49,995

Net Increase (Decrease) in Net Assets Resulting from Operations	216,233	21,576	200,801	40,604

Increase (Decrease) in Net Assets from Contract Transactions	(320,740)	(169,502)	117,266	(26,698)

Total Increase (Decrease) in Net Assets	(104,507)	(147,926)	318,067	13,906

Net Assets as of December 31, 2024:	$2,034,979	$598,500	$1,369,726	$1,299,126

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia - Dividend Opportunity Class 1 Shares Subaccount	Columbia - Income Opportunity Class 1 Shares Subaccount	Columbia - Large Cap Growth Class 1 Shares Subaccount	Columbia - Overseas Core Class 2 Shares Subaccount

Net Assets as of December 31, 2022:	$816,353	$1,084,860	$3,057,565	$1,187,323

Investment Income:
Reinvested Dividends	-	57,104	-	20,644
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,500	15,084	50,414	17,763
Net Investment Income (Loss)	(10,500)	42,020	(50,414)	2,881

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	41,570	(31,880)	272,831	(9,819)
Net Realized Capital Gains (Losses) on Investments	41,570	(31,880)	272,831	(9,819)
Net Change in Unrealized Appreciation (Depreciation)	(4,197)	96,536	984,074	161,846
Net Gain (Loss) on Investment	37,373	64,656	1,256,905	152,027

Net Increase (Decrease) in Net Assets Resulting from Operations	26,873	106,676	1,206,491	154,908

Increase (Decrease) in Net Assets from Contract Transactions	(52,947)	(42,649)	(367,429)	(97,370)

Total Increase (Decrease) in Net Assets	(26,074)	64,027	839,062	57,538

Net Assets as of December 31, 2023:	$790,279	$1,148,887	$3,896,627	$1,244,861

Investment Income:
Reinvested Dividends	-	58,442	-	52,571
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,825	15,045	61,265	18,554
Net Investment Income (Loss)	(10,825)	43,397	(61,265)	34,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	70,611	(68,561)	571,779	(879)
Net Realized Capital Gains (Losses) on Investments	70,611	(68,561)	571,779	(879)
Net Change in Unrealized Appreciation (Depreciation)	43,285	71,767	581,940	(11,315)
Net Gain (Loss) on Investment	113,896	3,206	1,153,719	(12,194)

Net Increase (Decrease) in Net Assets Resulting from Operations	103,071	46,603	1,092,454	21,823

Increase (Decrease) in Net Assets from Contract Transactions	(96,091)	(190,268)	(671,345)	(49,192)

Total Increase (Decrease) in Net Assets	6,980	(143,665)	421,109	(27,369)

Net Assets as of December 31, 2024:	$797,259	$1,005,222	$4,317,736	$1,217,492

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia - Select Mid Cap Growth Class 1 Shares Subaccount	Columbia - Select Mid Cap Value Class 1 Shares Subaccount	Columbia - Small Cap Value Class 1 Shares Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount

Net Assets as of December 31, 2022:	$958,786	$196,886	$783,539	$20,616

Investment Income:
Reinvested Dividends	-	-	5,935	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,839	2,971	9,903	345
Net Investment Income (Loss)	(14,839)	(2,971)	(3,968)	(345)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	57,271	-
Realized Gain (Loss) on Investments	44,672	3,962	(66,929)	(1,439)
Net Realized Capital Gains (Losses) on Investments	44,672	3,962	(9,658)	(1,439)
Net Change in Unrealized Appreciation (Depreciation)	188,141	15,579	162,526	6,618
Net Gain (Loss) on Investment	232,813	19,541	152,868	5,179

Net Increase (Decrease) in Net Assets Resulting from Operations	217,974	16,570	148,900	4,834

Increase (Decrease) in Net Assets from Contract Transactions	(57,782)	(4,039)	(106,533)	(2,404)

Total Increase (Decrease) in Net Assets	160,192	12,531	42,367	2,430

Net Assets as of December 31, 2023:	$1,118,978	$209,417	$825,906	$23,046

Investment Income:
Reinvested Dividends	-	-	5,989	561
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,575	3,073	10,176	391
Net Investment Income (Loss)	(16,575)	(3,073)	(4,187)	170

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	34,973	-
Realized Gain (Loss) on Investments	111,974	32,195	(17,334)	(1,500)
Net Realized Capital Gains (Losses) on Investments	111,974	32,195	17,639	(1,500)
Net Change in Unrealized Appreciation (Depreciation)	132,890	(7,768)	44,433	6,184
Net Gain (Loss) on Investment	244,864	24,427	62,072	4,684

Net Increase (Decrease) in Net Assets Resulting from Operations	228,289	21,354	57,885	4,854

Increase (Decrease) in Net Assets from Contract Transactions	(145,930)	(43,569)	(81,737)	(2,604)

Total Increase (Decrease) in Net Assets	82,359	(22,215)	(23,852)	2,250

Net Assets as of December 31, 2024:	$1,201,337	$187,202	$802,054	$25,296

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia - Strategic Income Class 1 Shares Subaccount	CTIVP® - Principal Blue Chip Growth Class 1 Shares Subaccount	Davis Equity Subaccount	Federated Hermes Government Money II Service Shares Subaccount

Net Assets as of December 31, 2022:	$522,656	$2,541,607	$2,656,898	$3,053,007

Investment Income:
Reinvested Dividends	18,249	-	33,949	124,472
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,644	38,951	36,031	39,616
Net Investment Income (Loss)	11,605	(38,951)	(2,082)	84,856

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	271,194	-
Realized Gain (Loss) on Investments	(16,181)	122,837	(336,952)	-
Net Realized Capital Gains (Losses) on Investments	(16,181)	122,837	(65,758)	-
Net Change in Unrealized Appreciation (Depreciation)	45,739	849,450	776,680	-
Net Gain (Loss) on Investment	29,558	972,287	710,922	-

Net Increase (Decrease) in Net Assets Resulting from Operations	41,163	933,336	708,840	84,856

Increase (Decrease) in Net Assets from Contract Transactions	(21,766)	(160,954)	(569,169)	(749,531)

Total Increase (Decrease) in Net Assets	19,397	772,382	139,671	(664,675)

Net Assets as of December 31, 2023:	$542,053	$3,313,989	$2,796,569	$2,388,332

Investment Income:
Reinvested Dividends	24,957	-	28,709	107,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,068	47,178	38,403	32,766
Net Investment Income (Loss)	17,889	(47,178)	(9,694)	74,442

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	534,709	-
Realized Gain (Loss) on Investments	(6,080)	231,527	(164,522)	-
Net Realized Capital Gains (Losses) on Investments	(6,080)	231,527	370,187	-
Net Change in Unrealized Appreciation (Depreciation)	6,935	440,766	40,541	-
Net Gain (Loss) on Investment	855	672,293	410,728	-

Net Increase (Decrease) in Net Assets Resulting from Operations	18,744	625,115	401,034	74,442

Increase (Decrease) in Net Assets from Contract Transactions	(25,668)	(293,577)	(554,541)	(214,271)

Total Increase (Decrease) in Net Assets	(6,924)	331,538	(153,507)	(139,829)

Net Assets as of December 31, 2024:	$535,129	$3,645,527	$2,643,062	$2,248,503

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Kaufmann II Service Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2022:	$1,570,874	$1,370,323	$1,203,603	$680,126

Investment Income:
Reinvested Dividends	91,836	-	-	12,701
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,117	20,684	13,082	9,019
Net Investment Income (Loss)	69,719	(20,684)	(13,082)	3,682

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(40,186)	(21,733)	(87,500)	(9,473)
Net Realized Capital Gains (Losses) on Investments	(40,186)	(21,733)	(87,500)	(9,473)
Net Change in Unrealized Appreciation (Depreciation)	136,404	219,410	224,638	53,516
Net Gain (Loss) on Investment	96,218	197,677	137,138	44,043

Net Increase (Decrease) in Net Assets Resulting from Operations	165,937	176,993	124,056	47,725

Increase (Decrease) in Net Assets from Contract Transactions	(156,010)	(73,747)	(362,803)	(35,144)

Total Increase (Decrease) in Net Assets	9,927	103,246	(238,747)	12,581

Net Assets as of December 31, 2023:	$1,580,801	$1,473,569	$964,856	$692,707

Investment Income:
Reinvested Dividends	86,461	12,065	6,479	16,232
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,012	22,206	12,079	9,874
Net Investment Income (Loss)	64,449	(10,141)	(5,600)	6,358

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	39,814	30,215	-
Realized Gain (Loss) on Investments	(30,788)	(1,919)	(98)	9,120
Net Realized Capital Gains (Losses) on Investments	(30,788)	37,895	30,117	9,120
Net Change in Unrealized Appreciation (Depreciation)	38,432	180,113	115,999	79,725
Net Gain (Loss) on Investment	7,644	218,008	146,116	88,845

Net Increase (Decrease) in Net Assets Resulting from Operations	72,093	207,867	140,516	95,203

Increase (Decrease) in Net Assets from Contract Transactions	(151,096)	(211,686)	(155,210)	(140,941)

Total Increase (Decrease) in Net Assets	(79,003)	(3,819)	(14,694)	(45,738)

Net Assets as of December 31, 2024:	$1,501,798	$1,469,750	$950,162	$646,969

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Federated Hermes Managed Volatility II Service Shares Subaccount		Federated Hermes Quality Bond II Primary Shares Subaccount		Fidelity® VIP Asset Manager Initial Class Subaccount		Fidelity® VIP Asset Manager: Growth Initial Class Subaccount

Net Assets as of December 31, 2022:		$294,392		$93,215		$924,565		$445,515

Investment Income:
Reinvested Dividends		4,472		2,464		19,148		7,853
Investment Expense:
Mortality and Expense Risk and Administrative Charges		3,415		1,260		11,845		5,915

Net Investment Income (Loss)		1,057		1,204		7,303		1,938
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		10,292		-
Realized Gain (Loss) on Investments		(11,019)		(368)		(22,828)		20,928

Net Realized Capital Gains (Losses) on Investments		(11,019)		(368)		(12,536)		20,928
Net Change in Unrealized Appreciation (Depreciation)		28,044		3,456		99,134		39,581

Net Gain (Loss) on Investment		17,025		3,088		86,598		60,509
Net Increase (Decrease) in Net Assets Resulting from Operations		18,082		4,292		93,901		62,447

Increase (Decrease) in Net Assets from Contract Transactions		(40,739)		(2,279)		(176,648)		(52,355)

Total Increase (Decrease) in Net Assets		(22,657)		2,013		(82,747)		10,092

Net Assets as of December 31, 2023:		$271,735		$95,228		$841,818		$455,607

Investment Income:
Reinvested Dividends		5,333		2,825		17,939		6,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges		3,361		1,286		10,626		5,409

Net Investment Income (Loss)		1,972		1,539		7,313		889

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		5,192		5,293
Realized Gain (Loss) on Investments		(2,790)		(304)		11,331		37,227

Net Realized Capital Gains (Losses) on Investments		(2,790)		(304)		16,523		42,520
Net Change in Unrealized Appreciation (Depreciation)		36,881		1,105		29,565		(5,497)

Net Gain (Loss) on Investment		34,091		801		46,088		37,023

Net Increase (Decrease) in Net Assets Resulting from Operations		36,063		2,340		53,401		37,912

Increase (Decrease) in Net Assets from Contract Transactions		(29,744)		(3,613)		(161,562)		(138,091)

Total Increase (Decrease) in Net Assets		6,319		(1,273)		(108,161)		(100,179)

Net Assets as of December 31, 2024:		$278,054		$93,955		$733,657		$355,428

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Balanced Initial Class Subaccount		Fidelity® VIP Balanced Service Class 2 Subaccount		Fidelity® VIP Contrafund® Initial Class Subaccount		Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2022:		$2,126,544		$316,845		$7,222,451		$7,009,316

Investment Income:
Reinvested Dividends		34,991		4,396		38,377		20,986
Investment Expense:
Mortality and Expense Risk and Administrative Charges		28,340		3,867		105,383		123,918

Net Investment Income (Loss)		6,651		529		(67,006)		(102,932)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		81,511		12,633		280,118		295,997
Realized Gain (Loss) on Investments		91,924		19,096		257,181		278,765

Net Realized Capital Gains (Losses) on Investments		173,435		31,729		537,299		574,762
Net Change in Unrealized Appreciation (Depreciation)		207,002		21,732		1,700,119		1,690,947

Net Gain (Loss) on Investment		380,437		53,461		2,237,418		2,265,709
Net Increase (Decrease) in Net Assets Resulting from Operations		387,088		53,990		2,170,412		2,162,777

Increase (Decrease) in Net Assets from Contract Transactions		(403,743)		(79,897)		(825,871)		(332,966)

Total Increase (Decrease) in Net Assets		(16,655)		(25,907)		1,344,541		1,829,811

Net Assets as of December 31, 2023:		$2,109,889		$290,938		$8,566,992		$8,839,127

Investment Income:
Reinvested Dividends		40,850		5,024		18,122		3,479
Investment Expense:
Mortality and Expense Risk and Administrative Charges		29,750		3,937		130,643		165,933

Net Investment Income (Loss)		11,100		1,087		(112,521)		(162,454)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		70,304		10,000		1,145,721		1,345,560
Realized Gain (Loss) on Investments		68,477		18,901		444,380		549,181

Net Realized Capital Gains (Losses) on Investments		138,781		28,901		1,590,101		1,894,741
Net Change in Unrealized Appreciation (Depreciation)		145,114		8,468		1,139,166		1,055,917

Net Gain (Loss) on Investment		283,895		37,369		2,729,267		2,950,658

Net Increase (Decrease) in Net Assets Resulting from Operations		294,995		38,456		2,616,746		2,788,204

Increase (Decrease) in Net Assets from Contract Transactions		(113,349)		(28,534)		(999,894)		(60,679)

Total Increase (Decrease) in Net Assets		181,646		9,922		1,616,852		2,727,525

Net Assets as of December 31, 2024:		$2,291,535		$300,860		$10,183,844		$11,566,652

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Equity-Income Initial Class Subaccount		Fidelity® VIP Equity-Income Service Class 2 Subaccount		Fidelity® VIP Government Money Market Initial Class Subaccount		Fidelity® VIP Government Money Market Service Class 2 Subaccount

Net Assets as of December 31, 2022:		$3,305,286		$5,650,072		$785,000		$210,246

Investment Income:
Reinvested Dividends		61,756		94,893		35,216		9,227
Investment Expense:
Mortality and Expense Risk and Administrative Charges		43,762		80,269		9,565		2,739

Net Investment Income (Loss)		17,994		14,624		25,651		6,488
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		92,698		162,836		-		-
Realized Gain (Loss) on Investments		21,187		69,425		-		-

Net Realized Capital Gains (Losses) on Investments		113,885		232,261		-		-
Net Change in Unrealized Appreciation (Depreciation)		154,409		218,964		-		-

Net Gain (Loss) on Investment		268,294		451,225		-		-
Net Increase (Decrease) in Net Assets Resulting from Operations		286,288		465,849		25,651		6,488

Increase (Decrease) in Net Assets from Contract Transactions		(246,958)		(460,010)		(122,214)		(18,814)

Total Increase (Decrease) in Net Assets		39,330		5,839		(96,563)		(12,326)

Net Assets as of December 31, 2023:		$3,344,616		$5,655,911		$688,437		$197,920

Investment Income:
Reinvested Dividends		61,608		86,808		32,221		9,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges		47,190		83,162		8,483		2,585

Net Investment Income (Loss)		14,418		3,646		23,738		6,421

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		201,708		328,856		-		-
Realized Gain (Loss) on Investments		69,453		204,262		-		-

Net Realized Capital Gains (Losses) on Investments		271,161		533,118		-		-
Net Change in Unrealized Appreciation (Depreciation)		160,618		176,086		-		-

Net Gain (Loss) on Investment		431,779		709,204		-		-

Net Increase (Decrease) in Net Assets Resulting from Operations		446,197		712,850		23,738		6,421

Increase (Decrease) in Net Assets from Contract Transactions		(282,860)		(910,672)		(79,662)		(20,173)

Total Increase (Decrease) in Net Assets		163,337		(197,822)		(55,924)		(13,752)

Net Assets as of December 31, 2024:		$3,507,953		$5,458,089		$632,513		$184,168

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Growth Initial Class Subaccount		Fidelity® VIP Growth Service Class 2 Subaccount		Fidelity® VIP Growth & Income Initial Class Subaccount		Fidelity® VIP Growth & Income Service Class 2 Subaccount

Net Assets as of December 31, 2022:		$5,551,816		$2,201,483		$2,791,123		$325,098

Investment Income:
Reinvested Dividends		7,903		93		44,230		5,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges		82,620		35,218		38,051		4,524

Net Investment Income (Loss)		(74,717)		(35,125)		6,179		833
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		285,375		117,940		100,726		14,003
Realized Gain (Loss) on Investments		359,035		91,561		140,689		23,024

Net Realized Capital Gains (Losses) on Investments		644,410		209,501		241,415		37,027
Net Change in Unrealized Appreciation (Depreciation)		1,247,430		533,754		190,421		17,899

Net Gain (Loss) on Investment		1,891,840		743,255		431,836		54,926
Net Increase (Decrease) in Net Assets Resulting from Operations		1,817,123		708,130		438,015		55,759

Increase (Decrease) in Net Assets from Contract Transactions		(716,520)		(181,341)		(428,453)		3,676

Total Increase (Decrease) in Net Assets		1,100,603		526,789		9,562		59,435

Net Assets as of December 31, 2023:		$6,652,419		$2,728,272		$2,800,685		$384,533

Investment Income:
Reinvested Dividends		65		-		41,896		5,401
Investment Expense:
Mortality and Expense Risk and Administrative Charges		102,150		44,364		40,374		5,542

Net Investment Income (Loss)		(102,085)		(44,364)		1,522		(141)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		1,622,553		659,933		191,461		29,168
Realized Gain (Loss) on Investments		419,807		246,491		192,650		10,360

Net Realized Capital Gains (Losses) on Investments		2,042,360		906,424		384,111		39,528
Net Change in Unrealized Appreciation (Depreciation)		(96,175)		(117,346)		160,658		38,074

Net Gain (Loss) on Investment		1,946,185		789,078		544,769		77,602

Net Increase (Decrease) in Net Assets Resulting from Operations		1,844,100		744,714		546,291		77,461

Increase (Decrease) in Net Assets from Contract Transactions		(788,184)		(428,913)		(372,446)		(19,516)

Total Increase (Decrease) in Net Assets		1,055,916		315,801		173,845		57,945

Net Assets as of December 31, 2024:		$7,708,335		$3,044,073		$2,974,530		$442,478

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Growth Opportunities Initial Class Subaccount		Fidelity® VIP Growth Opportunities Service Class Subaccount		Fidelity® VIP Growth Opportunities Service Class 2 Subaccount		Fidelity® VIP High Income Initial Class Subaccount

Net Assets as of December 31, 2022:		$2,240,256		$1,433,446		$531,929		$792,472

Investment Income:
Reinvested Dividends		-		-		-		39,743
Investment Expense:
Mortality and Expense Risk and Administrative Charges		35,401		23,673		9,425		9,991

Net Investment Income (Loss)		(35,401)		(23,673)		(9,425)		29,752
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		134,432		86,059		22,174		(25,222)

Net Realized Capital Gains (Losses) on Investments		134,432		86,059		22,174		(25,222)
Net Change in Unrealized Appreciation (Depreciation)		850,915		518,557		210,621		58,666

Net Gain (Loss) on Investment		985,347		604,616		232,795		33,444
Net Increase (Decrease) in Net Assets Resulting from Operations		949,946		580,943		223,370		63,196

Increase (Decrease) in Net Assets from Contract Transactions		(254,475)		(222,208)		(29,993)		(138,973)

Total Increase (Decrease) in Net Assets		695,471		358,735		193,377		(75,777)

Net Assets as of December 31, 2023:		$2,935,727		$1,792,181		$725,306		$716,695

Investment Income:
Reinvested Dividends		-		-		-		40,693
Investment Expense:
Mortality and Expense Risk and Administrative Charges		45,599		28,899		13,035		9,102

Net Investment Income (Loss)		(45,599)		(28,899)		(13,035)		31,591

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		170,212		204,843		19,794		(19,799)

Net Realized Capital Gains (Losses) on Investments		170,212		204,843		19,794		(19,799)
Net Change in Unrealized Appreciation (Depreciation)		920,598		428,440		254,675		37,933

Net Gain (Loss) on Investment		1,090,810		633,283		274,469		18,134

Net Increase (Decrease) in Net Assets Resulting from Operations		1,045,211		604,384		261,434		49,725

Increase (Decrease) in Net Assets from Contract Transactions		(242,382)		(340,515)		(16,892)		(77,767)

Total Increase (Decrease) in Net Assets		802,829		263,869		244,542		(28,042)

Net Assets as of December 31, 2024:		$3,738,556		$2,056,050		$969,848		$688,653

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP High Income Service Class Subaccount		Fidelity® VIP High Income Service Class 2 Subaccount		Fidelity® VIP Index 500 Initial Class Subaccount		Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2022:		$546,603		$252,623		$15,282,474		$1,328,885

Investment Income:
Reinvested Dividends		29,024		14,946		230,866		17,990
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7,471		3,526		223,826		20,094

Net Investment Income (Loss)		21,553		11,420		7,040		(2,104)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		152,057		13,475
Realized Gain (Loss) on Investments		(18,733)		(2,097)		1,615,752		48,964

Net Realized Capital Gains (Losses) on Investments		(18,733)		(2,097)		1,767,809		62,439
Net Change in Unrealized Appreciation (Depreciation)		42,580		12,586		1,744,894		248,708

Net Gain (Loss) on Investment		23,847		10,489		3,512,703		311,147
Net Increase (Decrease) in Net Assets Resulting from Operations		45,400		21,909		3,519,743		309,043

Increase (Decrease) in Net Assets from Contract Transactions		(61,877)		(3,036)		(2,114,998)		(91,898)

Total Increase (Decrease) in Net Assets		(16,477)		18,873		1,404,745		217,145

Net Assets as of December 31, 2023:		$530,126		$271,496		$16,687,219		$1,546,030

Investment Income:
Reinvested Dividends		27,173		11,422		225,263		14,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7,114		3,659		253,581		21,300

Net Investment Income (Loss)		20,059		7,763		(28,318)		(7,173)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		10,647		760
Realized Gain (Loss) on Investments		(24,231)		(11,525)		1,860,062		413,233

Net Realized Capital Gains (Losses) on Investments		(24,231)		(11,525)		1,870,709		413,993
Net Change in Unrealized Appreciation (Depreciation)		38,160		23,491		1,840,995		(75,959)

Net Gain (Loss) on Investment		13,929		11,966		3,711,704		338,034

Net Increase (Decrease) in Net Assets Resulting from Operations		33,988		19,729		3,683,386		330,861

Increase (Decrease) in Net Assets from Contract Transactions		(84,414)		(104,168)		(1,980,953)		(709,234)

Total Increase (Decrease) in Net Assets		(50,426)		(84,439)		1,702,433		(378,373)

Net Assets as of December 31, 2024:		$479,700		$187,057		$18,389,652		$1,167,657

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Investment Grade Bond Initial Class Subaccount		Fidelity® VIP Investment Grade Bond Service Class 2 Subaccount		Fidelity® VIP Mid Cap Initial Class Subaccount		Fidelity® VIP Mid Cap Service Class 2 Subaccount

Net Assets as of December 31, 2022:		$3,412,185		$526,705		$3,306,760		$6,425,794

Investment Income:
Reinvested Dividends		76,236		11,828		19,111		22,042
Investment Expense:
Mortality and Expense Risk and Administrative Charges		46,062		6,635		45,379		91,542

Net Investment Income (Loss)		30,174		5,193		(26,268)		(69,500)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		87,898		166,689
Realized Gain (Loss) on Investments		(115,551)		(18,821)		37,242		23,700

Net Realized Capital Gains (Losses) on Investments		(115,551)		(18,821)		125,140		190,389
Net Change in Unrealized Appreciation (Depreciation)		223,839		36,790		313,979		621,092

Net Gain (Loss) on Investment		108,288		17,969		439,119		811,481
Net Increase (Decrease) in Net Assets Resulting from Operations		138,462		23,162		412,851		741,981

Increase (Decrease) in Net Assets from Contract Transactions		(550,019)		(75,857)		(338,030)		(1,175,865)

Total Increase (Decrease) in Net Assets		(411,557)		(52,695)		74,821		(433,884)

Net Assets as of December 31, 2023:		$3,000,628		$474,010		$3,381,581		$5,991,910

Investment Income:
Reinvested Dividends		96,045		14,329		19,828		20,019
Investment Expense:
Mortality and Expense Risk and Administrative Charges		40,523		6,154		50,534		92,381

Net Investment Income (Loss)		55,522		8,175		(30,706)		(72,362)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		463,353		786,280
Realized Gain (Loss) on Investments		(47,333)		(10,108)		31,288		182,313

Net Realized Capital Gains (Losses) on Investments		(47,333)		(10,108)		494,641		968,593
Net Change in Unrealized Appreciation (Depreciation)		978		3,128		62,763		(10,050)

Net Gain (Loss) on Investment		(46,355)		(6,980)		557,404		958,543

Net Increase (Decrease) in Net Assets Resulting from Operations		9,167		1,195		526,698		886,181

Increase (Decrease) in Net Assets from Contract Transactions		(314,685)		(53,790)		(191,648)		(976,655)

Total Increase (Decrease) in Net Assets		(305,518)		(52,595)		335,050		(90,474)

Net Assets as of December 31, 2024:		$2,695,110		$421,415		$3,716,631		$5,901,436

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Fidelity® VIP Overseas Initial Class Subaccount		Fidelity® VIP Value Strategies Service Class 2 Subaccount		Franklin Income Class 2 Shares Subaccount		Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2022:		$707,295		$2,103,084		$193,573		$3,061,053

Investment Income:
Reinvested Dividends		7,441		19,635		6,218		57,276
Investment Expense:
Mortality and Expense Risk and Administrative Charges		9,961		34,854		1,381		42,710

Net Investment Income (Loss)		(2,520)		(15,219)		4,837		14,566
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		1,882		82,839		7,538		263,623
Realized Gain (Loss) on Investments		22,988		43,508		1,165		(52,208)

Net Realized Capital Gains (Losses) on Investments		24,870		126,347		8,703		211,415
Net Change in Unrealized Appreciation (Depreciation)		105,433		271,117		(3,524)		117,504

Net Gain (Loss) on Investment		130,303		397,464		5,179		328,919
Net Increase (Decrease) in Net Assets Resulting from Operations		127,783		382,245		10,016		343,485

Increase (Decrease) in Net Assets from Contract Transactions		(81,878)		(138,126)		(76,704)		(232,490)

Total Increase (Decrease) in Net Assets		45,905		244,119		(66,688)		110,995

Net Assets as of December 31, 2023:		$753,200		$2,347,203		$126,885		$3,172,048

Investment Income:
Reinvested Dividends		13,134		18,809		6,724		60,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges		10,747		37,611		1,329		44,207

Net Investment Income (Loss)		2,387		(18,802)		5,395		16,700

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		36,386		334,693		551		63,339
Realized Gain (Loss) on Investments		13,476		53,087		(380)		(64,347)

Net Realized Capital Gains (Losses) on Investments		49,862		387,780		171		(1,008)
Net Change in Unrealized Appreciation (Depreciation)		(24,675)		(195,444)		2,064		274,513

Net Gain (Loss) on Investment		25,187		192,336		2,235		273,505

Net Increase (Decrease) in Net Assets Resulting from Operations		27,574		173,534		7,630		290,205

Increase (Decrease) in Net Assets from Contract Transactions		(11,476)		(120,941)		(2,041)		(459,222)

Total Increase (Decrease) in Net Assets		16,098		52,593		5,589		(169,017)

Net Assets as of December 31, 2024:		$769,298		$2,399,796		$132,474		$3,003,031

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Franklin Rising Dividends Class 2 Shares Subaccount		Franklin Small Cap Value Class 2 Shares Subaccount		Franklin Small-Mid Cap Growth Class 2 Shares Subaccount		Franklin Templeton Developing Markets Class 2 Shares Subaccount

Net Assets as of December 31, 2022:		$1,486,960		$974,498		$3,745,863		$428,804

Investment Income:
Reinvested Dividends		13,023		5,035		-		9,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges		20,061		12,516		49,296		6,453

Net Investment Income (Loss)		(7,038)		(7,481)		(49,296)		2,845
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		149,467		54,588		-		337
Realized Gain (Loss) on Investments		23,978		(38,556)		(460,329)		(5,403)

Net Realized Capital Gains (Losses) on Investments		173,445		16,032		(460,329)		(5,066)
Net Change in Unrealized Appreciation (Depreciation)		(23,400)		92,190		1,316,366		48,564

Net Gain (Loss) on Investment		150,045		108,222		856,037		43,498
Net Increase (Decrease) in Net Assets Resulting from Operations		143,007		100,741		806,741		46,343

Increase (Decrease) in Net Assets from Contract Transactions		(255,722)		(104,918)		(863,207)		(25,950)

Total Increase (Decrease) in Net Assets		(112,715)		(4,177)		(56,466)		20,393

Net Assets as of December 31, 2023:		$1,374,245		$970,321		$3,689,397		$449,197

Investment Income:
Reinvested Dividends		14,528		9,275		-		18,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges		20,694		12,502		51,828		6,808

Net Investment Income (Loss)		(6,166)		(3,227)		(51,828)		11,615

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		69,123		22,924		-		3,541
Realized Gain (Loss) on Investments		12,442		(25,083)		(134,597)		(5,688)

Net Realized Capital Gains (Losses) on Investments		81,565		(2,159)		(134,597)		(2,147)
Net Change in Unrealized Appreciation (Depreciation)		50,101		94,494		502,254		16,281

Net Gain (Loss) on Investment		131,666		92,335		367,657		14,134

Net Increase (Decrease) in Net Assets Resulting from Operations		125,500		89,108		315,829		25,749

Increase (Decrease) in Net Assets from Contract Transactions		(29,189)		(111,447)		(481,604)		(8,006)

Total Increase (Decrease) in Net Assets		96,311		(22,339)		(165,775)		17,743

Net Assets as of December 31, 2024:		$1,470,556		$947,982		$3,523,622		$466,940

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Franklin Templeton Foreign Class 2 Shares Subaccount		Invesco V.I. American Franchise Series I Shares Subaccount		Invesco V.I. American Franchise Series II Shares Subaccount		Invesco V.I. American Value Series II Shares Subaccount

Net Assets as of December 31, 2022:		$1,440,927		$1,733,972		$222,180		$810,172

Investment Income:
Reinvested Dividends		49,178		-		-		3,419
Investment Expense:
Mortality and Expense Risk and Administrative Charges		21,166		27,698		3,510		10,433

Net Investment Income (Loss)		28,012		(27,698)		(3,510)		(7,014)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		45,213		6,595		190,422
Realized Gain (Loss) on Investments		(4,393)		64,124		1,507		(34,241)

Net Realized Capital Gains (Losses) on Investments		(4,393)		109,337		8,102		156,181
Net Change in Unrealized Appreciation (Depreciation)		241,789		572,350		80,403		(42,554)

Net Gain (Loss) on Investment		237,396		681,687		88,505		113,627
Net Increase (Decrease) in Net Assets Resulting from Operations		265,408		653,989		84,995		106,613

Increase (Decrease) in Net Assets from Contract Transactions		(142,163)		(186,838)		(8,420)		(10,314)

Total Increase (Decrease) in Net Assets		123,245		467,151		76,575		96,299

Net Assets as of December 31, 2023:		$1,564,172		$2,201,123		$298,755		$906,471

Investment Income:
Reinvested Dividends		36,556		-		-		2,900
Investment Expense:
Mortality and Expense Risk and Administrative Charges		21,004		32,694		4,474		6,571

Net Investment Income (Loss)		15,552		(32,694)		(4,474)		(3,671)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		8,696
Realized Gain (Loss) on Investments		21,816		143,788		14,214		(10,456)

Net Realized Capital Gains (Losses) on Investments		21,816		143,788		14,214		(1,760)
Net Change in Unrealized Appreciation (Depreciation)		(63,497)		548,033		83,637		128,348

Net Gain (Loss) on Investment		(41,681)		691,821		97,851		126,588

Net Increase (Decrease) in Net Assets Resulting from Operations		(26,129)		659,127		93,377		122,917

Increase (Decrease) in Net Assets from Contract Transactions		(191,331)		(462,790)		(53,126)		(631,615)

Total Increase (Decrease) in Net Assets		(217,460)		196,337		40,251		(508,698)

Net Assets as of December 31, 2024:		$1,346,712		$2,397,460		$339,006		$397,773

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Invesco V.I. Capital Appreciation Series I Shares Subaccount		Invesco V.I. Capital Appreciation Series II Shares Subaccount		Invesco V.I. Comstock Series II Shares Subaccount		Invesco V.I. Core Equity Series II Shares Subaccount

Net Assets as of December 31, 2022:		$6,303,114		$453,755		$1,172,087		$956,066

Investment Income:
Reinvested Dividends		-		-		16,543		4,670
Investment Expense:
Mortality and Expense Risk and Administrative Charges		94,484		7,042		12,559		13,674

Net Investment Income (Loss)		(94,484)		(7,042)		3,984		(9,004)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		119,136		23,199
Realized Gain (Loss) on Investments		(358,134)		(20,402)		24,190		(58,234)

Net Realized Capital Gains (Losses) on Investments		(358,134)		(20,402)		143,326		(35,035)
Net Change in Unrealized Appreciation (Depreciation)		2,382,424		167,262		(39,648)		231,857

Net Gain (Loss) on Investment		2,024,290		146,860		103,678		196,822
Net Increase (Decrease) in Net Assets Resulting from Operations		1,929,806		139,818		107,662		187,818

Increase (Decrease) in Net Assets from Contract Transactions		(820,732)		(59,745)		(242,008)		(174,876)

Total Increase (Decrease) in Net Assets		1,109,074		80,073		(134,346)		12,942

Net Assets as of December 31, 2023:		$7,412,188		$533,828		$1,037,741		$969,008

Investment Income:
Reinvested Dividends		-		-		15,769		5,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges		111,990		8,149		12,250		15,274

Net Investment Income (Loss)		(111,990)		(8,149)		3,519		(9,963)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		73,966		91,909
Realized Gain (Loss) on Investments		(37,110)		4,593		25,616		4,003

Net Realized Capital Gains (Losses) on Investments		(37,110)		4,593		99,582		95,912
Net Change in Unrealized Appreciation (Depreciation)		2,307,631		159,997		30,951		137,990

Net Gain (Loss) on Investment		2,270,521		164,590		130,533		233,902

Net Increase (Decrease) in Net Assets Resulting from Operations		2,158,531		156,441		134,052		223,939

Increase (Decrease) in Net Assets from Contract Transactions		(1,701,276)		(107,748)		(133,485)		(46,244)

Total Increase (Decrease) in Net Assets		457,255		48,693		567		177,695

Net Assets as of December 31, 2024:		$7,869,443		$582,521		$1,038,308		$1,146,703

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Invesco V.I. Discovery Mid Cap Growth Series II Shares Subaccount		Invesco V.I. Equity and Income Series I Shares Subaccount(1)		Invesco V.I. Equity and Income Series II Shares Subaccount		Invesco V.I. EQV International Equity Series I Shares Subaccount

Net Assets as of December 31, 2022:		$135,022		$-		$2,779,221		$357,207

Investment Income:
Reinvested Dividends		-		-		41,242		745
Investment Expense:
Mortality and Expense Risk and Administrative Charges		1,639		-		31,758		5,674

Net Investment Income (Loss)		(1,639)		-		9,484		(4,929)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		125,211		279
Realized Gain (Loss) on Investments		(11,035)		-		(28,705)		1,661

Net Realized Capital Gains (Losses) on Investments		(11,035)		-		96,506		1,940
Net Change in Unrealized Appreciation (Depreciation)		26,265		-		99,616		59,607

Net Gain (Loss) on Investment		15,230		-		196,122		61,547
Net Increase (Decrease) in Net Assets Resulting from Operations		13,591		-		205,606		56,618

Increase (Decrease) in Net Assets from Contract Transactions		(28,324)		-		(581,332)		(27,678)

Total Increase (Decrease) in Net Assets		(14,733)		-		(375,726)		28,940

Net Assets as of December 31, 2023:		$120,289		$-		$2,403,495		$386,147

Investment Income:
Reinvested Dividends		-		16,356		38,361		6,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges		1,565		9,305		30,883		5,720

Net Investment Income (Loss)		(1,565)		7,051		7,478		736

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		35,102		93,704		1,919
Realized Gain (Loss) on Investments		(2,432)		7,914		4,333		2,614

Net Realized Capital Gains (Losses) on Investments		(2,432)		43,016		98,037		4,533
Net Change in Unrealized Appreciation (Depreciation)		29,247		7,897		140,932		(7,470)

Net Gain (Loss) on Investment		26,815		50,913		238,969		(2,937)

Net Increase (Decrease) in Net Assets Resulting from Operations		25,250		57,964		246,447		(2,201)

Increase (Decrease) in Net Assets from Contract Transactions		(19,074)		853,375		(236,713)		(33,850)

Total Increase (Decrease) in Net Assets		6,176		911,339		9,734		(36,051)

Net Assets as of December 31, 2024:		$126,465		$911,339		$2,413,229		$350,096

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Invesco V.I. EQV International Equity Series II Shares Subaccount		Invesco V.I. Global Series I Shares Subaccount		Invesco V.I. Global Series II Shares Subaccount		Invesco V.I. Global Strategic Income Series I Shares Subaccount

Net Assets as of December 31, 2022:		$52,009		$1,572,394		$27,649		$1,185,217

Investment Income:
Reinvested Dividends		-		4,140		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		646		26,473		446		15,890

Net Investment Income (Loss)		(646)		(22,333)		(446)		(15,890)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		41		209,341		3,856		-
Realized Gain (Loss) on Investments		(389)		7,422		(184)		(36,348)

Net Realized Capital Gains (Losses) on Investments		(348)		216,763		3,672		(36,348)
Net Change in Unrealized Appreciation (Depreciation)		9,344		309,640		5,717		135,049

Net Gain (Loss) on Investment		8,996		526,403		9,389		98,701
Net Increase (Decrease) in Net Assets Resulting from Operations		8,350		504,070		8,943		82,811

Increase (Decrease) in Net Assets from Contract Transactions		(2,965)		(77,205)		(606)		(122,233)

Total Increase (Decrease) in Net Assets		5,385		426,865		8,337		(39,422)

Net Assets as of December 31, 2023:		$57,394		$1,999,259		$35,986		$1,145,795

Investment Income:
Reinvested Dividends		854		-		-		28,596
Investment Expense:
Mortality and Expense Risk and Administrative Charges		660		31,729		551		14,120

Net Investment Income (Loss)		194		(31,729)		(551)		14,476

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		296		121,660		2,361		-
Realized Gain (Loss) on Investments		199		28,131		26		(40,238)

Net Realized Capital Gains (Losses) on Investments		495		149,791		2,387		(40,238)
Net Change in Unrealized Appreciation (Depreciation)		(1,094)		165,035		3,269		42,184

Net Gain (Loss) on Investment		(599)		314,826		5,656		1,946

Net Increase (Decrease) in Net Assets Resulting from Operations		(405)		283,097		5,105		16,422

Increase (Decrease) in Net Assets from Contract Transactions		(4,061)		(164,300)		(874)		(236,408)

Total Increase (Decrease) in Net Assets		(4,466)		118,797		4,231		(219,986)

Net Assets as of December 31, 2024:		$52,928		$2,118,056		$40,217		$925,809

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Invesco V.I. Global Strategic Income Series II Shares Subaccount		Invesco V.I. Government Securities Series I Shares Subaccount		Invesco V.I. Government Securities Series II Shares Subaccount		Invesco V.I. Main Street Series I Shares Subaccount

Net Assets as of December 31, 2022:		$345,722		$265,858		$240,800		$3,039,963

Investment Income:
Reinvested Dividends		-		5,333		4,296		27,852
Investment Expense:
Mortality and Expense Risk and Administrative Charges		4,928		3,368		3,596		47,675

Net Investment Income (Loss)		(4,928)		1,965		700		(19,823)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		226,469
Realized Gain (Loss) on Investments		(8,650)		(6,786)		(3,131)		(215,818)

Net Realized Capital Gains (Losses) on Investments		(8,650)		(6,786)		(3,131)		10,651
Net Change in Unrealized Appreciation (Depreciation)		36,741		12,921		9,008		641,602

Net Gain (Loss) on Investment		28,091		6,135		5,877		652,253
Net Increase (Decrease) in Net Assets Resulting from Operations		23,163		8,100		6,577		632,430

Increase (Decrease) in Net Assets from Contract Transactions		(29,366)		(27,690)		(13,134)		(298,484)

Total Increase (Decrease) in Net Assets		(6,203)		(19,590)		(6,557)		333,946

Net Assets as of December 31, 2023:		$339,519		$246,268		$234,243		$3,373,909

Investment Income:
Reinvested Dividends		8,696		5,385		5,357		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		4,729		3,041		3,493		51,760

Net Investment Income (Loss)		3,967		2,344		1,864		(51,760)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		337,197
Realized Gain (Loss) on Investments		(6,776)		(6,851)		(2,721)		(220,488)

Net Realized Capital Gains (Losses) on Investments		(6,776)		(6,851)		(2,721)		116,709
Net Change in Unrealized Appreciation (Depreciation)		6,812		5,791		797		616,781

Net Gain (Loss) on Investment		36		(1,060)		(1,924)		733,490

Net Increase (Decrease) in Net Assets Resulting from Operations		4,003		1,284		(60)		681,730

Increase (Decrease) in Net Assets from Contract Transactions		(28,124)		(40,548)		(13,669)		(534,595)

Total Increase (Decrease) in Net Assets		(24,121)		(39,264)		(13,729)		147,135

Net Assets as of December 31, 2024:		$315,398		$207,004		$220,514		$3,521,044

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Invesco V.I. Main Street Series II Shares Subaccount		Invesco V.I. Main Street Mid Cap Series II Shares Subaccount		Invesco V.I. Main Street Small Cap Series II Shares Subaccount		Janus Henderson - Balanced Service Shares Subaccount

Net Assets as of December 31, 2022:		$480,858		$220,481		$44,839		$2,499,448

Investment Income:
Reinvested Dividends		2,588		91		441		47,142
Investment Expense:
Mortality and Expense Risk and Administrative Charges		8,147		2,930		756		36,292

Net Investment Income (Loss)		(5,559)		(2,839)		(315)		10,850
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		36,951		-		-		-
Realized Gain (Loss) on Investments		(26,041)		(9,519)		(176)		38,550

Net Realized Capital Gains (Losses) on Investments		10,910		(9,519)		(176)		38,550
Net Change in Unrealized Appreciation (Depreciation)		93,404		38,386		7,412		286,739

Net Gain (Loss) on Investment		104,314		28,867		7,236		325,289
Net Increase (Decrease) in Net Assets Resulting from Operations		98,755		26,028		6,921		336,139

Increase (Decrease) in Net Assets from Contract Transactions		(23,682)		(16,799)		(1,744)		(23,046)

Total Increase (Decrease) in Net Assets		75,073		9,229		5,177		313,093

Net Assets as of December 31, 2023:		$555,931		$229,710		$50,016		$2,812,541

Investment Income:
Reinvested Dividends		-		303		-		50,666
Investment Expense:
Mortality and Expense Risk and Administrative Charges		9,476		3,203		817		40,317

Net Investment Income (Loss)		(9,476)		(2,900)		(817)		10,349

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		58,122		6,058		1,786		-
Realized Gain (Loss) on Investments		(32,070)		(2,993)		1,107		209,740

Net Realized Capital Gains (Losses) on Investments		26,052		3,065		2,893		209,740
Net Change in Unrealized Appreciation (Depreciation)		99,726		34,254		2,970		144,708

Net Gain (Loss) on Investment		125,778		37,319		5,863		354,448

Net Increase (Decrease) in Net Assets Resulting from Operations		116,302		34,419		5,046		364,797

Increase (Decrease) in Net Assets from Contract Transactions		(85,531)		(14,844)		(6,479)		(403,711)

Total Increase (Decrease) in Net Assets		30,771		19,575		(1,433)		(38,914)

Net Assets as of December 31, 2024:		$586,702		$249,285		$48,583		$2,773,627

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Janus Henderson - Enterprise Service Shares Subaccount		Janus Henderson - Forty Service Shares Subaccount		Janus Henderson - Global Research Service Shares Subaccount		Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2022:		$1,257,517		$161,229		$1,100,009		$102,502

Investment Income:
Reinvested Dividends		1,166		235		9,116		989
Investment Expense:
Mortality and Expense Risk and Administrative Charges		19,227		2,665		19,091		1,899

Net Investment Income (Loss)		(18,061)		(2,430)		(9,975)		(910)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		100,581		-		34,255		2,933
Realized Gain (Loss) on Investments		60,013		1,540		38,978		139

Net Realized Capital Gains (Losses) on Investments		160,594		1,540		73,233		3,072
Net Change in Unrealized Appreciation (Depreciation)		54,213		61,364		195,428		6,977

Net Gain (Loss) on Investment		214,807		62,904		268,661		10,049
Net Increase (Decrease) in Net Assets Resulting from Operations		196,746		60,474		258,686		9,139

Increase (Decrease) in Net Assets from Contract Transactions		(114,333)		(9,073)		(72,624)		(1,911)

Total Increase (Decrease) in Net Assets		82,413		51,401		186,062		7,228

Net Assets as of December 31, 2023:		$1,339,930		$212,630		$1,286,071		$109,730

Investment Income:
Reinvested Dividends		8,890		26		8,574		988
Investment Expense:
Mortality and Expense Risk and Administrative Charges		21,007		3,208		23,297		2,200

Net Investment Income (Loss)		(12,117)		(3,182)		(14,723)		(1,212)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		62,155		15,594		47,349		6,236
Realized Gain (Loss) on Investments		41,421		16,226		60,693		581

Net Realized Capital Gains (Losses) on Investments		103,576		31,820		108,042		6,817
Net Change in Unrealized Appreciation (Depreciation)		88,020		25,464		176,142		6,119

Net Gain (Loss) on Investment		191,596		57,284		284,184		12,936

Net Increase (Decrease) in Net Assets Resulting from Operations		179,479		54,102		269,461		11,724

Increase (Decrease) in Net Assets from Contract Transactions		(85,524)		(41,282)		(88,467)		(1,428)

Total Increase (Decrease) in Net Assets		93,955		12,820		180,994		10,296

Net Assets as of December 31, 2024:		$1,433,885		$225,450		$1,467,065		$120,026

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Janus Henderson -Overseas Service Shares Subaccount		Janus Henderson - Research Service Shares Subaccount		LVIP JPMorgan Core Bond Standard Shares Subaccount(1)		LVIP JPMorgan Mid Cap Value Standard Shares Subaccount(1)

Net Assets as of December 31, 2022:		$973,258		$582,356		$-		$-

Investment Income:
Reinvested Dividends		14,314		428		32,123		17,150
Investment Expense:
Mortality and Expense Risk and Administrative Charges		13,977		9,709		29,500		13,093

Net Investment Income (Loss)		337		(9,281)		2,623		4,057
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		2,981		1,552		(12,862)		2,068

Net Realized Capital Gains (Losses) on Investments		2,981		1,552		(12,862)		2,068
Net Change in Unrealized Appreciation (Depreciation)		83,731		244,064		11,116		79,788

Net Gain (Loss) on Investment		86,712		245,616		(1,746)		81,856
Net Increase (Decrease) in Net Assets Resulting from Operations		87,049		236,335		877		85,913

Increase (Decrease) in Net Assets from Contract Transactions		(47,875)		(7,207)		2,067,907		877,914

Total Increase (Decrease) in Net Assets		39,174		229,128		2,068,784		963,827

Net Assets as of December 31, 2023:		$1,012,432		$811,484		$2,068,784		$963,827

Investment Income:
Reinvested Dividends		13,558		-		81,627		10,712
Investment Expense:
Mortality and Expense Risk and Administrative Charges		14,644		13,191		39,983		19,263

Net Investment Income (Loss)		(1,086)		(13,191)		41,644		(8,551)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		28,683		-		143,132
Realized Gain (Loss) on Investments		19,343		52,214		1,908		33,787

Net Realized Capital Gains (Losses) on Investments		19,343		80,897		1,908		176,919
Net Change in Unrealized Appreciation (Depreciation)		25,654		195,978		(48,605)		(58,897)

Net Gain (Loss) on Investment		44,997		276,875		(46,697)		118,022

Net Increase (Decrease) in Net Assets Resulting from Operations		43,911		263,684		(5,053)		109,471

Increase (Decrease) in Net Assets from Contract Transactions		(145,460)		(121,318)		(241,747)		(208,210)

Total Increase (Decrease) in Net Assets		(101,549)		142,366		(246,800)		(98,739)

Net Assets as of December 31, 2024:		$910,883		$953,850		$1,821,984		$865,088

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	LVIP JPMorgan U.S. Equity Standard Shares Subaccount(1)		MFS® Core Equity Initial Class Subaccount		MFS® Growth Initial Class Subaccount		MFS® Growth Service Class Subaccount

Net Assets as of December 31, 2022:		$-		$34,701		$3,622,012		$887,155

Investment Income:
Reinvested Dividends		12,141		158		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		22,702		397		60,951		13,406

Net Investment Income (Loss)		(10,561)		(239)		(60,951)		(13,406)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		7,080		1,407		310,966		86,101
Realized Gain (Loss) on Investments		20,613		1,336		129,032		23,439

Net Realized Capital Gains (Losses) on Investments		27,693		2,743		439,998		109,540
Net Change in Unrealized Appreciation (Depreciation)		211,184		3,493		790,432		196,042

Net Gain (Loss) on Investment		238,877		6,236		1,230,430		305,582
Net Increase (Decrease) in Net Assets Resulting from Operations		228,316		5,997		1,169,479		292,176

Increase (Decrease) in Net Assets from Contract Transactions		1,409,957		(9,342)		(421,499)		(57,651)

Total Increase (Decrease) in Net Assets		1,638,273		(3,345)		747,980		234,525

Net Assets as of December 31, 2023:		$1,638,273		$31,356		$4,369,992		$1,121,680

Investment Income:
Reinvested Dividends		7,223		200		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		32,319		437		75,423		16,923

Net Investment Income (Loss)		(25,096)		(237)		(75,423)		(16,923)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		64,189		1,453		376,324		104,112
Realized Gain (Loss) on Investments		154,120		752		315,580		74,150

Net Realized Capital Gains (Losses) on Investments		218,309		2,205		691,904		178,262
Net Change in Unrealized Appreciation (Depreciation)		117,603		3,688		620,705		157,291

Net Gain (Loss) on Investment		335,912		5,893		1,312,609		335,553

Net Increase (Decrease) in Net Assets Resulting from Operations		310,816		5,656		1,237,186		318,630

Increase (Decrease) in Net Assets from Contract Transactions		(521,735)		(2,475)		(552,618)		(135,881)

Total Increase (Decrease) in Net Assets		(210,919)		3,181		684,568		182,749

Net Assets as of December 31, 2024:		$1,427,354		$34,537		$5,054,560		$1,304,429

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	MFS® Massachusetts Investors Growth Stock Initial Class Subaccount		MFS® Massachusetts Investors Growth Stock Service Class Subaccount		MFS® New Discovery Initial Class Subaccount		MFS® New Discovery Service Class Subaccount

Net Assets as of December 31, 2022:		$52,701		$1,168,490		$330,511		$336,618

Investment Income:
Reinvested Dividends		169		550		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		751		15,020		4,258		5,074

Net Investment Income (Loss)		(582)		(14,470)		(4,258)		(5,074)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		2,928		59,455		-		-
Realized Gain (Loss) on Investments		734		61,008		(41,350)		(17,614)

Net Realized Capital Gains (Losses) on Investments		3,662		120,463		(41,350)		(17,614)
Net Change in Unrealized Appreciation (Depreciation)		8,389		126,865		85,758		64,225

Net Gain (Loss) on Investment		12,051		247,328		44,408		46,611
Net Increase (Decrease) in Net Assets Resulting from Operations		11,469		232,858		40,150		41,537

Increase (Decrease) in Net Assets from Contract Transactions		(3,075)		(220,942)		(48,000)		(25,560)

Total Increase (Decrease) in Net Assets		8,394		11,916		(7,850)		15,977

Net Assets as of December 31, 2023:		$61,095		$1,180,406		$322,661		$352,595

Investment Income:
Reinvested Dividends		222		1,541		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		851		15,770		4,241		5,029

Net Investment Income (Loss)		(629)		(14,229)		(4,241)		(5,029)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		5,560		107,225		-		-
Realized Gain (Loss) on Investments		2,228		40,974		(19,212)		(22,499)

Net Realized Capital Gains (Losses) on Investments		7,788		148,199		(19,212)		(22,499)
Net Change in Unrealized Appreciation (Depreciation)		1,566		29,180		40,250		44,629

Net Gain (Loss) on Investment		9,354		177,379		21,038		22,130

Net Increase (Decrease) in Net Assets Resulting from Operations		8,725		163,150		16,797		17,101

Increase (Decrease) in Net Assets from Contract Transactions		(5,258)		(146,899)		(30,497)		(46,269)

Total Increase (Decrease) in Net Assets		3,467		16,251		(13,700)		(29,168)

Net Assets as of December 31, 2024:		$64,562		$1,196,657		$308,961		$323,427

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	MFS® Research Initial Class Subaccount		MFS® Research Service Class Subaccount		MFS® Total Return Initial Class Subaccount		MFS® Total Return Service Class Subaccount

Net Assets as of December 31, 2022:		$1,399,965		$1,026,032		$5,437,865		$2,474,803

Investment Income:
Reinvested Dividends		7,422		2,568		107,291		39,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges		20,663		14,714		74,290		32,704

Net Investment Income (Loss)		(13,241)		(12,146)		33,001		6,760
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		78,436		57,207		223,456		94,191
Realized Gain (Loss) on Investments		22,769		30,020		72,405		66,469

Net Realized Capital Gains (Losses) on Investments		101,205		87,227		295,861		160,660
Net Change in Unrealized Appreciation (Depreciation)		185,727		117,238		128,518		15,458

Net Gain (Loss) on Investment		286,932		204,465		424,379		176,118
Net Increase (Decrease) in Net Assets Resulting from Operations		273,691		192,319		457,380		182,878

Increase (Decrease) in Net Assets from Contract Transactions		(148,070)		(200,719)		(452,272)		(479,291)

Total Increase (Decrease) in Net Assets		125,621		(8,400)		5,108		(296,413)

Net Assets as of December 31, 2023:		$1,525,586		$1,017,632		$5,442,973		$2,178,390

Investment Income:
Reinvested Dividends		9,359		4,117		127,736		42,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges		22,745		15,770		74,509		29,585

Net Investment Income (Loss)		(13,386)		(11,653)		53,227		13,079

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		89,986		64,365		247,286		91,513
Realized Gain (Loss) on Investments		39,601		19,701		145,004		24,038

Net Realized Capital Gains (Losses) on Investments		129,587		84,066		392,290		115,551
Net Change in Unrealized Appreciation (Depreciation)		131,297		94,519		(120,768)		(18,944)

Net Gain (Loss) on Investment		260,884		178,585		271,522		96,607

Net Increase (Decrease) in Net Assets Resulting from Operations		247,498		166,932		324,749		109,686

Increase (Decrease) in Net Assets from Contract Transactions		(162,941)		(70,987)		(729,624)		(500,236)

Total Increase (Decrease) in Net Assets		84,557		95,945		(404,875)		(390,550)

Net Assets as of December 31, 2024:		$1,610,143		$1,113,577		$5,038,098		$1,787,840

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	MFS® Total Return Bond Initial Class Subaccount		MFS® Total Return Bond Service Class Subaccount		MFS® Utilities Initial Class Subaccount		MFS® Utilities Service Class Subaccount

Net Assets as of December 31, 2022:		$131,543		$977,753		$4,958,025		$881,600

Investment Income:
Reinvested Dividends		4,150		27,678		158,670		25,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges		1,764		11,084		62,639		11,251

Net Investment Income (Loss)		2,386		16,594		96,031		13,893
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		245,518		42,176
Realized Gain (Loss) on Investments		(2,206)		(46,514)		46,463		16,809

Net Realized Capital Gains (Losses) on Investments		(2,206)		(46,514)		291,981		58,985
Net Change in Unrealized Appreciation (Depreciation)		7,344		79,693		(559,889)		(103,911)

Net Gain (Loss) on Investment		5,138		33,179		(267,908)		(44,926)
Net Increase (Decrease) in Net Assets Resulting from Operations		7,524		49,773		(171,877)		(31,033)

Increase (Decrease) in Net Assets from Contract Transactions		(7,260)		(174,267)		(493,565)		(115,194)

Total Increase (Decrease) in Net Assets		264		(124,494)		(665,442)		(146,227)

Net Assets as of December 31, 2023:		$131,807		$853,259		$4,292,583		$735,373

Investment Income:
Reinvested Dividends		5,484		34,064		98,789		15,373
Investment Expense:
Mortality and Expense Risk and Administrative Charges		1,736		10,052		60,148		10,871

Net Investment Income (Loss)		3,748		24,012		38,641		4,502

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		121,906		21,404
Realized Gain (Loss) on Investments		(2,493)		(11,439)		81,865		11,861

Net Realized Capital Gains (Losses) on Investments		(2,493)		(11,439)		203,771		33,265
Net Change in Unrealized Appreciation (Depreciation)		300		(2,786)		177,720		31,743

Net Gain (Loss) on Investment		(2,193)		(14,225)		381,491		65,008
Net Increase (Decrease) in Net Assets Resulting from Operations		1,555		9,787		420,132		69,510

Increase (Decrease) in Net Assets from Contract Transactions		(14,784)		(38,240)		(421,026)		(9,336)

Total Increase (Decrease) in Net Assets		(13,229)		(28,453)		(894)		60,174

Net Assets as of December 31, 2024:		$118,578		$824,806		$4,291,689		$795,547

See Accompanying Notes. (1) See Footnote 1	49

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Putnam VT Core Equity Class IB Shares Subaccount		Putnam VT Diversified Income Class IB Shares Subaccount		Putnam VT Focused International Equity Class IB Shares Subaccount		Putnam VT George Putnam Balanced Class IB Shares Subaccount

Net Assets as of December 31, 2022:		$2,688		$212,304		$754,840		$666,392

Investment Income:
Reinvested Dividends		1		12,529		5,406		8,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7		3,110		11,544		9,547

Net Investment Income (Loss)		(6)		9,419		(6,138)		(1,258)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		22		-		-		-
Realized Gain (Loss) on Investments		2		(6,254)		6,589		22,616

Net Realized Capital Gains (Losses) on Investments		24		(6,254)		6,589		22,616
Net Change in Unrealized Appreciation (Depreciation)		228		3,450		128,830		93,648

Net Gain (Loss) on Investment		252		(2,804)		135,419		116,264
Net Increase (Decrease) in Net Assets Resulting from Operations		246		6,615		129,281		115,006

Increase (Decrease) in Net Assets from Contract Transactions		(2,651)		(8,784)		(45,570)		(62,576)

Total Increase (Decrease) in Net Assets		(2,405)		(2,169)		83,711		52,430

Net Assets as of December 31, 2023:		$283		$210,135		$838,551		$718,822

Investment Income:
Reinvested Dividends		2		12,773		13,751		8,891
Investment Expense:
Mortality and Expense Risk and Administrative Charges		4		3,192		12,232		11,110

Net Investment Income (Loss)		(2)		9,581		1,519		(2,219)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		17		-		-		-
Realized Gain (Loss) on Investments		1		(5,639)		10,984		13,772

Net Realized Capital Gains (Losses) on Investments		18		(5,639)		10,984		13,772
Net Change in Unrealized Appreciation (Depreciation)		52		4,742		2,858		96,524

Net Gain (Loss) on Investment		70		(897)		13,842		110,296

Net Increase (Decrease) in Net Assets Resulting from Operations		68		8,684		15,361		108,077

Increase (Decrease) in Net Assets from Contract Transactions		2		(8,347)		(47,564)		(23,344)

Total Increase (Decrease) in Net Assets		70		337		(32,203)		84,733

Net Assets as of December 31, 2024:		$353		$210,472		$806,348		$803,555

See Accompanying Notes. (1) See Footnote 1	50

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Putnam VT Global Health Care Class IB Shares Subaccount		Putnam VT Government Money Market Class IB Shares Subaccount		Putnam VT Income Class IB Shares Subaccount		Putnam VT International Equity Class IB Shares Subaccount

Net Assets as of December 31, 2022:		$175,916		$1,711,461		$137,541		$50,831

Investment Income:
Reinvested Dividends		516		75,196		7,678		20
Investment Expense:
Mortality and Expense Risk and Administrative Charges		2,560		24,572		1,686		755

Net Investment Income (Loss)		(2,044)		50,624		5,992		(735)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		13,666		-		-		-
Realized Gain (Loss) on Investments		(625)		-		(1,327)		289

Net Realized Capital Gains (Losses) on Investments		13,041		-		(1,327)		289
Net Change in Unrealized Appreciation (Depreciation)		1,852		-		(17)		8,929

Net Gain (Loss) on Investment		14,893		-		(1,344)		9,218
Net Increase (Decrease) in Net Assets Resulting from Operations		12,849		50,624		4,648		8,483

Increase (Decrease) in Net Assets from Contract Transactions		(7,264)		165,142		(2,710)		(1,461)

Total Increase (Decrease) in Net Assets		5,585		215,766		1,938		7,022

Net Assets as of December 31, 2023:		$181,501		$1,927,227		$139,479		$57,853

Investment Income:
Reinvested Dividends		1,034		94,220		7,582		1,273
Investment Expense:
Mortality and Expense Risk and Administrative Charges		3,573		31,420		1,768		774

Net Investment Income (Loss)		(2,539)		62,800		5,814		499

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		9,519		-		-		-
Realized Gain (Loss) on Investments		1,808		-		(767)		3,305

Net Realized Capital Gains (Losses) on Investments		11,327		-		(767)		3,305
Net Change in Unrealized Appreciation (Depreciation)		(9,181)		-		(3,593)		(2,427)

Net Gain (Loss) on Investment		2,146		-		(4,360)		878

Net Increase (Decrease) in Net Assets Resulting from Operations		(393)		62,800		1,454		1,377

Increase (Decrease) in Net Assets from Contract Transactions		13,058		151,754		(8)		(15,394)

Total Increase (Decrease) in Net Assets		12,665		214,554		1,446		(14,017)

Net Assets as of December 31, 2024:		$194,166		$2,141,781		$140,925		$43,836

See Accompanying Notes. (1) See Footnote 1	51

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	Putnam VT Large Cap Growth Class IB Shares Subaccount		Putnam VT Large Cap Value Class IB Shares Subaccount		Putnam VT Research Class IB Shares Subaccount		Putnam VT Sustainable Leaders Class IB Shares Subaccount

Net Assets as of December 31, 2022:		$602,781		$3,191,358		$143,907		$8,289

Investment Income:
Reinvested Dividends		-		56,904		1,278		43
Investment Expense:
Mortality and Expense Risk and Administrative Charges		10,794		39,882		2,395		108

Net Investment Income (Loss)		(10,794)		17,022		(1,117)		(65)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		9,860		159,513		-		264
Realized Gain (Loss) on Investments		10,809		135,551		1,717		100

Net Realized Capital Gains (Losses) on Investments		20,669		295,064		1,717		364
Net Change in Unrealized Appreciation (Depreciation)		240,964		73,416		38,074		1,582

Net Gain (Loss) on Investment		261,633		368,480		39,791		1,946
Net Increase (Decrease) in Net Assets Resulting from Operations		250,839		385,502		38,674		1,881

Increase (Decrease) in Net Assets from Contract Transactions		(24,973)		(644,236)		(777)		(708)

Total Increase (Decrease) in Net Assets		225,866		(258,734)		37,897		1,173

Net Assets as of December 31, 2023:		$828,647		$2,932,624		$181,804		$9,462

Investment Income:
Reinvested Dividends		-		35,774		799		20
Investment Expense:
Mortality and Expense Risk and Administrative Charges		12,647		45,985		3,126		131

Net Investment Income (Loss)		(12,647)		(10,211)		(2,327)		(111)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		40,232		145,610		1,269		65
Realized Gain (Loss) on Investments		110,157		59,216		1,974		344

Net Realized Capital Gains (Losses) on Investments		150,389		204,826		3,243		409
Net Change in Unrealized Appreciation (Depreciation)		103,871		312,776		43,329		1,679

Net Gain (Loss) on Investment		254,260		517,602		46,572		2,088

Net Increase (Decrease) in Net Assets Resulting from Operations		241,613		507,391		44,245		1,977

Increase (Decrease) in Net Assets from Contract Transactions		(277,108)		(125,101)		(872)		(863)

Total Increase (Decrease) in Net Assets		(35,495)		382,290		43,373		1,114

Net Assets as of December 31, 2024:		$793,152		$3,314,914		$225,177		$10,576

See Accompanying Notes. (1) See Footnote 1	52

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA Aegon Bond Initial Class Subaccount		TA Aegon Bond Service Class Subaccount		TA Aegon Core Bond Initial Class Subaccount		TA Aegon High Yield Bond Initial Class Subaccount

Net Assets as of December 31, 2022:		$6,200,599		$3,364,908		$1,489,501		$2,802,885

Investment Income:
Reinvested Dividends		61,232		18,814		39,431		125,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges		101,917		32,912		22,694		50,671

Net Investment Income (Loss)		(40,685)		(14,098)		16,737		74,625
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		(260,034)		(204,767)		(29,672)		(113,285)

Net Realized Capital Gains (Losses) on Investments		(260,034)		(204,767)		(29,672)		(113,285)
Net Change in Unrealized Appreciation (Depreciation)		571,779		358,850		75,067		267,655

Net Gain (Loss) on Investment		311,745		154,083		45,395		154,370
Net Increase (Decrease) in Net Assets Resulting from Operations		271,060		139,985		62,132		228,995

Increase (Decrease) in Net Assets from Contract Transactions		(29,822)		(762,416)		(113,250)		(285,221)

Total Increase (Decrease) in Net Assets		241,238		(622,431)		(51,118)		(56,226)

Net Assets as of December 31, 2023:		$6,441,837		$2,742,477		$1,438,383		$2,746,659

Investment Income:
Reinvested Dividends		244,325		104,256		73,201		131,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges		95,060		28,006		21,658		47,422

Net Investment Income (Loss)		149,265		76,250		51,543		84,350
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		(175,329)		(68,145)		(41,134)		(54,837)

Net Realized Capital Gains (Losses) on Investments		(175,329)		(68,145)		(41,134)		(54,837)
Net Change in Unrealized Appreciation (Depreciation)		53,728		10,898		(17,648)		110,787

Net Gain (Loss) on Investment		(121,601)		(57,247)		(58,782)		55,950

Net Increase (Decrease) in Net Assets Resulting from Operations		27,664		19,003		(7,239)		140,300

Increase (Decrease) in Net Assets from Contract Transactions		(713,366)		(165,979)		(29,300)		(411,026)

Total Increase (Decrease) in Net Assets		(685,702)		(146,976)		(36,539)		(270,726)

Net Assets as of December 31, 2024:		$5,756,135		$2,595,501		$1,401,844		$2,475,933

See Accompanying Notes. (1) See Footnote 1	53

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA Aegon High Yield Bond Service Class Subaccount		TA Aegon Sustainable Equity Income Initial Class Subaccount		TA Aegon Sustainable Equity Income Service Class Subaccount		TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2022:		$278,370		$10,669,626		$1,782,332		$1,848,656

Investment Income:
Reinvested Dividends		11,493		229,064		31,195		36,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges		2,732		166,692		16,977		43,923

Net Investment Income (Loss)		8,761		62,372		14,218		(7,376)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		(3,934)		15,398		(19,934)		(62,489)

Net Realized Capital Gains (Losses) on Investments		(3,934)		15,398		(19,934)		(62,489)
Net Change in Unrealized Appreciation (Depreciation)		21,001		365,379		76,329		102,359

Net Gain (Loss) on Investment		17,067		380,777		56,395		39,870
Net Increase (Decrease) in Net Assets Resulting from Operations		25,828		443,149		70,613		32,494

Increase (Decrease) in Net Assets from Contract Transactions		(17,349)		(619,862)		(219,125)		278,444

Total Increase (Decrease) in Net Assets		8,479		(176,713)		(148,512)		310,938

Net Assets as of December 31, 2023:		$286,849		$10,492,913		$1,633,820		$2,159,594

Investment Income:
Reinvested Dividends		12,793		223,182		30,897		71,331
Investment Expense:
Mortality and Expense Risk and Administrative Charges		2,777		178,352		17,347		42,451

Net Investment Income (Loss)		10,016		44,830		13,550		28,880

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		-
Realized Gain (Loss) on Investments		(4,000)		169,443		11,920		(50,519)

Net Realized Capital Gains (Losses) on Investments		(4,000)		169,443		11,920		(50,519)
Net Change in Unrealized Appreciation (Depreciation)		10,166		1,319,198		212,979		(14,758)

Net Gain (Loss) on Investment		6,166		1,488,641		224,899		(65,277)

Net Increase (Decrease) in Net Assets Resulting from Operations		16,182		1,533,471		238,449		(36,397)

Increase (Decrease) in Net Assets from Contract Transactions		(26,765)		(1,410,137)		(148,078)		(213,844)

Total Increase (Decrease) in Net Assets		(10,583)		123,334		90,371		(250,241)

Net Assets as of December 31, 2024:		$276,266		$10,616,247		$1,724,191		$1,909,353

See Accompanying Notes. (1) See Footnote 1	54

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA Aegon U.S. Government Securities Service Class Subaccount		TA BlackRock Government Money Market Initial Class Subaccount		TA BlackRock Government Money Market Service Class Subaccount		TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2022:		$3,051,097		$8,620,370		$5,310,610		$1,138,581

Investment Income:
Reinvested Dividends		39,604		322,000		190,858		26,122
Investment Expense:
Mortality and Expense Risk and Administrative Charges		31,899		133,191		47,708		19,719

Net Investment Income (Loss)		7,705		188,809		143,150		6,403
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		17,766
Realized Gain (Loss) on Investments		(118,352)		-		-		(14,272)

Net Realized Capital Gains (Losses) on Investments		(118,352)		-		-		3,494
Net Change in Unrealized Appreciation (Depreciation)		180,128		-		-		73,048

Net Gain (Loss) on Investment		61,776		-		-		76,542
Net Increase (Decrease) in Net Assets Resulting from Operations		69,481		188,809		143,150		82,945

Increase (Decrease) in Net Assets from Contract Transactions		(769,236)		(2,366,864)		(1,410,436)		(60,100)

Total Increase (Decrease) in Net Assets		(699,755)		(2,178,055)		(1,267,286)		22,845

Net Assets as of December 31, 2023:		$2,351,342		$6,442,315		$4,043,324		$1,161,426

Investment Income:
Reinvested Dividends		52,878		326,811		168,255		30,414
Investment Expense:
Mortality and Expense Risk and Administrative Charges		21,297		138,651		41,847		19,811

Net Investment Income (Loss)		31,581		188,160		126,408		10,603

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		16,964
Realized Gain (Loss) on Investments		(46,410)		-		-		(12,793)

Net Realized Capital Gains (Losses) on Investments		(46,410)		-		-		4,171
Net Change in Unrealized Appreciation (Depreciation)		(1,555)		-		-		39,866

Net Gain (Loss) on Investment		(47,965)		-		-		44,037

Net Increase (Decrease) in Net Assets Resulting from Operations		(16,384)		188,160		126,408		54,640

Increase (Decrease) in Net Assets from Contract Transactions		(883,108)		(383,131)		(829,627)		(114,086)

Total Increase (Decrease) in Net Assets		(899,492)		(194,971)		(703,219)		(59,446)

Net Assets as of December 31, 2024:		$1,451,850		$6,247,344		$3,340,105		$1,101,980

See Accompanying Notes. (1) See Footnote 1	55

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA BlackRock iShares Edge 40 Service Class Subaccount		TA BlackRock Real Estate Securities Initial Class Subaccount		TA BlackRock Real Estate Securities Service Class Subaccount		TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2022:		$325,359		$296,046		$176,679		$871,418

Investment Income:
Reinvested Dividends		6,345		20,446		9,458		17,640
Investment Expense:
Mortality and Expense Risk and Administrative Charges		3,431		5,493		1,625		16,087

Net Investment Income (Loss)		2,914		14,953		7,833		1,553
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		4,952		-		-		-
Realized Gain (Loss) on Investments		(6,544)		(24,662)		(2,110)		(5,052)

Net Realized Capital Gains (Losses) on Investments		(1,592)		(24,662)		(2,110)		(5,052)
Net Change in Unrealized Appreciation (Depreciation)		22,887		30,682		15,594		91,526

Net Gain (Loss) on Investment		21,295		6,020		13,484		86,474
Net Increase (Decrease) in Net Assets Resulting from Operations		24,209		20,973		21,317		88,027

Increase (Decrease) in Net Assets from Contract Transactions		(33,348)		(21,432)		3,511		(57,243)

Total Increase (Decrease) in Net Assets		(9,139)		(459)		24,828		30,784

Net Assets as of December 31, 2023:		$316,220		$295,587		$201,507		$902,202

Investment Income:
Reinvested Dividends		7,558		6,189		3,479		18,160
Investment Expense:
Mortality and Expense Risk and Administrative Charges		3,334		4,791		1,770		15,100

Net Investment Income (Loss)		4,224		1,398		1,709		3,060

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		4,678		-		-		25,007
Realized Gain (Loss) on Investments		(8,075)		(7,682)		(6,395)		(739)

Net Realized Capital Gains (Losses) on Investments		(3,397)		(7,682)		(6,395)		24,268
Net Change in Unrealized Appreciation (Depreciation)		16,372		5,479		4,996		(39,769)

Net Gain (Loss) on Investment		12,975		(2,203)		(1,399)		(15,501)

Net Increase (Decrease) in Net Assets Resulting from Operations		17,199		(805)		310		(12,441)

Increase (Decrease) in Net Assets from Contract Transactions		(94,514)		(32,645)		(10,707)		(180,452)

Total Increase (Decrease) in Net Assets		(77,315)		(33,450)		(10,397)		(192,893)

Net Assets as of December 31, 2024:		$238,905		$262,137		$191,110		$709,309

See Accompanying Notes. (1) See Footnote 1	56

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA International Focus Service Class Subaccount		TA Janus Mid-Cap Growth Initial Class Subaccount		TA Janus Mid-Cap Growth Service Class Subaccount		TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2022:		$673,246		$7,705,913		$651,869		$9,643,448

Investment Income:
Reinvested Dividends		12,645		-		-		215,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges		6,083		117,751		5,481		151,605

Net Investment Income (Loss)		6,562		(117,751)		(5,481)		64,036
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		1,398,413		79,483		-
Realized Gain (Loss) on Investments		164		12,238		5,359		(318,949)

Net Realized Capital Gains (Losses) on Investments		164		1,410,651		84,842		(318,949)
Net Change in Unrealized Appreciation (Depreciation)		69,358		(151,764)		(2,239)		747,382

Net Gain (Loss) on Investment		69,522		1,258,887		82,603		428,433
Net Increase (Decrease) in Net Assets Resulting from Operations		76,084		1,141,136		77,122		492,469

Increase (Decrease) in Net Assets from Contract Transactions		(1,628)		(512,237)		(264,424)		(474,972)

Total Increase (Decrease) in Net Assets		74,456		628,899		(187,302)		17,497

Net Assets as of December 31, 2023:		$747,702		$8,334,812		$464,567		$9,660,945

Investment Income:
Reinvested Dividends		15,738		11,599		-		188,648
Investment Expense:
Mortality and Expense Risk and Administrative Charges		6,412		130,579		5,317		148,955

Net Investment Income (Loss)		9,326		(118,980)		(5,317)		39,693

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		24,244		518,715		31,137		-
Realized Gain (Loss) on Investments		4,082		111,139		(359)		(259,682)

Net Realized Capital Gains (Losses) on Investments		28,326		629,854		30,778		(259,682)
Net Change in Unrealized Appreciation (Depreciation)		(51,208)		534,109		33,014		597,360

Net Gain (Loss) on Investment		(22,882)		1,163,963		63,792		337,678

Net Increase (Decrease) in Net Assets Resulting from Operations		(13,556)		1,044,983		58,475		377,371

Increase (Decrease) in Net Assets from Contract Transactions		(40,175)		(542,068)		(30,760)		(1,259,702)

Total Increase (Decrease) in Net Assets		(53,731)		502,915		27,715		(882,331)

Net Assets as of December 31, 2024:		$693,971		$8,837,727		$492,282		$8,778,614

See Accompanying Notes. (1) See Footnote 1	57

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount		TA JPMorgan Asset Allocation - Growth Initial Class Subaccount		TA JPMorgan Asset Allocation - Growth Service Class Subaccount		TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount

Net Assets as of December 31, 2022:		$16,882,236		$7,325,453		$7,826,570		$17,163,301

Investment Income:
Reinvested Dividends		292,490		121,051		113,915		343,388
Investment Expense:
Mortality and Expense Risk and Administrative Charges		181,886		112,354		104,944		270,112

Net Investment Income (Loss)		110,604		8,697		8,971		73,276
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		98,661		109,738		124,006
Realized Gain (Loss) on Investments		(1,040,215)		(320,536)		(322,759)		(312,748)

Net Realized Capital Gains (Losses) on Investments		(1,040,215)		(221,875)		(213,021)		(188,742)
Net Change in Unrealized Appreciation (Depreciation)		1,684,992		1,431,858		1,539,439		1,281,806

Net Gain (Loss) on Investment		644,777		1,209,983		1,326,418		1,093,064
Net Increase (Decrease) in Net Assets Resulting from Operations		755,381		1,218,680		1,335,389		1,166,340

Increase (Decrease) in Net Assets from Contract Transactions		(3,688,207)		(1,209,171)		(1,036,862)		(1,735,595)

Total Increase (Decrease) in Net Assets		(2,932,826)		9,509		298,527		(569,255)

Net Assets as of December 31, 2023:		$13,949,410		$7,334,962		$8,125,097		$16,594,046

Investment Income:
Reinvested Dividends		232,620		104,968		97,128		257,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges		159,638		124,502		114,760		269,805

Net Investment Income (Loss)		72,982		(19,534)		(17,632)		(12,613)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		146,387		161,980		-
Realized Gain (Loss) on Investments		(446,174)		(25,647)		3,871		(98,138)

Net Realized Capital Gains (Losses) on Investments		(446,174)		120,740		165,851		(98,138)
Net Change in Unrealized Appreciation (Depreciation)		940,521		943,001		1,014,885		1,122,587

Net Gain (Loss) on Investment		494,347		1,063,741		1,180,736		1,024,449

Net Increase (Decrease) in Net Assets Resulting from Operations		567,329		1,044,207		1,163,104		1,011,836

Increase (Decrease) in Net Assets from Contract Transactions		(2,273,030)		(576,076)		(682,162)		(1,945,270)

Total Increase (Decrease) in Net Assets		(1,705,701)		468,131		480,942		(933,434)

Net Assets as of December 31, 2024:		$12,243,709		$7,803,093		$8,606,039		$15,660,612

See Accompanying Notes. (1) See Footnote 1	58

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount		TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount		TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount		TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2022:		$39,737,043		$25,695,784		$87,877,402		$3,312,836

Investment Income:
Reinvested Dividends		675,529		495,289		1,438,907		28,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges		429,385		399,266		974,845		67,582

Net Investment Income (Loss)		246,144		96,023		464,062		(39,293)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		282,277		1,096,094		3,721,571		162,744
Realized Gain (Loss) on Investments		(1,520,626)		(554,647)		(3,632,222)		(43,461)

Net Realized Capital Gains (Losses) on Investments		(1,238,349)		541,447		89,349		119,283
Net Change in Unrealized Appreciation (Depreciation)		3,619,726		1,902,466		7,841,580		678,881

Net Gain (Loss) on Investment		2,381,377		2,443,913		7,930,929		798,164
Net Increase (Decrease) in Net Assets Resulting from Operations		2,627,521		2,539,936		8,394,991		758,871

Increase (Decrease) in Net Assets from Contract Transactions		(6,205,289)		(2,347,620)		(13,999,450)		(615,563)

Total Increase (Decrease) in Net Assets		(3,577,768)		192,316		(5,604,459)		143,308

Net Assets as of December 31, 2023:		$36,159,275		$25,888,100		$82,272,943		$3,456,144

Investment Income:
Reinvested Dividends		483,763		323,028		792,113		68,835
Investment Expense:
Mortality and Expense Risk and Administrative Charges		421,131		423,562		962,448		136,144

Net Investment Income (Loss)		62,632		(100,534)		(170,335)		(67,309)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		-		-		339,255
Realized Gain (Loss) on Investments		(516,382)		(416,556)		(2,122,901)		164,786

Net Realized Capital Gains (Losses) on Investments		(516,382)		(416,556)		(2,122,901)		504,041
Net Change in Unrealized Appreciation (Depreciation)		2,668,672		2,861,614		9,704,236		1,139,295

Net Gain (Loss) on Investment		2,152,290		2,445,058		7,581,335		1,643,336

Net Increase (Decrease) in Net Assets Resulting from Operations		2,214,922		2,344,524		7,411,000		1,576,027

Increase (Decrease) in Net Assets from Contract Transactions		(4,082,709)		(2,210,189)		(11,356,931)		5,499,868

Total Increase (Decrease) in Net Assets		(1,867,787)		134,335		(3,945,931)		7,075,895

Net Assets as of December 31, 2024:		$34,291,488		$26,022,435		$78,327,012		$10,532,039

See Accompanying Notes. (1) See Footnote 1	59

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA JPMorgan Enhanced Index Service Class Subaccount		TA JPMorgan International Moderate Growth Initial Class Subaccount		TA JPMorgan International Moderate Growth Service Class Subaccount		TA JPMorgan Tactical Allocation Initial Class Subaccount

Net Assets as of December 31, 2022:		$569,242		$313,179		$6,130,222		$527,290

Investment Income:
Reinvested Dividends		4,921		5,143		76,019		9,760
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7,049		4,212		61,407		7,090

Net Investment Income (Loss)		(2,128)		931		14,612		2,670
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		39,631		-		-		-
Realized Gain (Loss) on Investments		6,938		(1,804)		51,096		(11,526)

Net Realized Capital Gains (Losses) on Investments		46,569		(1,804)		51,096		(11,526)
Net Change in Unrealized Appreciation (Depreciation)		134,661		24,466		354,256		45,169

Net Gain (Loss) on Investment		181,230		22,662		405,352		33,643
Net Increase (Decrease) in Net Assets Resulting from Operations		179,102		23,593		419,964		36,313

Increase (Decrease) in Net Assets from Contract Transactions		176,886		(10,800)		(914,847)		(50,927)

Total Increase (Decrease) in Net Assets		355,988		12,793		(494,883)		(14,614)

Net Assets as of December 31, 2023:		$925,230		$325,972		$5,635,339		$512,676

Investment Income:
Reinvested Dividends		4,106		7,681		115,728		14,196
Investment Expense:
Mortality and Expense Risk and Administrative Charges		8,525		4,170		58,519		7,152

Net Investment Income (Loss)		(4,419)		3,511		57,209		7,044

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		28,364		-		-		-
Realized Gain (Loss) on Investments		57,850		(246)		43,409		(4,199)

Net Realized Capital Gains (Losses) on Investments		86,214		(246)		43,409		(4,199)
Net Change in Unrealized Appreciation (Depreciation)		110,490		(80)		(43,129)		11,227

Net Gain (Loss) on Investment		196,704		(326)		280		7,028

Net Increase (Decrease) in Net Assets Resulting from Operations		192,285		3,185		57,489		14,072

Increase (Decrease) in Net Assets from Contract Transactions		(202,622)		(97,427)		(718,936)		(39,197)

Total Increase (Decrease) in Net Assets		(10,337)		(94,242)		(661,447)		(25,125)

Net Assets as of December 31, 2024:		$914,893		$231,730		$4,973,892		$487,551

See Accompanying Notes. (1) See Footnote 1	60

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA JPMorgan Tactical Allocation Service Class Subaccount		TA Multi-Managed Balanced Initial Class Subaccount		TA Multi-Managed Balanced Service Class Subaccount		TA Small/Mid Cap Value Initial Class Subaccount

Net Assets as of December 31, 2022:		$604,675		$2,663,699		$17,073,179		$3,323,511

Investment Income:
Reinvested Dividends		9,050		41,815		235,625		34,820
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7,609		46,597		188,645		50,135

Net Investment Income (Loss)		1,441		(4,782)		46,980		(15,315)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		88,376		602,649		320,268
Realized Gain (Loss) on Investments		(26,932)		24,093		103,278		(3,241)

Net Realized Capital Gains (Losses) on Investments		(26,932)		112,469		705,927		317,027
Net Change in Unrealized Appreciation (Depreciation)		62,467		306,968		2,073,188		39,295

Net Gain (Loss) on Investment		35,535		419,437		2,779,115		356,322
Net Increase (Decrease) in Net Assets Resulting from Operations		36,976		414,655		2,826,095		341,007

Increase (Decrease) in Net Assets from Contract Transactions		(105,247)		(326,537)		(1,346,545)		(186,041)

Total Increase (Decrease) in Net Assets		(68,271)		88,118		1,479,550		154,966

Net Assets as of December 31, 2023:		$536,404		$2,751,817		$18,552,729		$3,478,477

Investment Income:
Reinvested Dividends		12,939		52,917		300,676		32,655
Investment Expense:
Mortality and Expense Risk and Administrative Charges		7,112		48,345		197,222		53,019

Net Investment Income (Loss)		5,827		4,572		103,454		(20,364)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		-		115,336		754,109		109,281
Realized Gain (Loss) on Investments		(20,326)		70,307		611,849		8,180

Net Realized Capital Gains (Losses) on Investments		(20,326)		185,643		1,365,958		117,461
Net Change in Unrealized Appreciation (Depreciation)		32,564		143,886		787,407		152,145

Net Gain (Loss) on Investment		12,238		329,529		2,153,365		269,606

Net Increase (Decrease) in Net Assets Resulting from Operations		18,065		334,101		2,256,819		249,242

Increase (Decrease) in Net Assets from Contract Transactions		(140,755)		(377,553)		(4,017,759)		(417,234)

Total Increase (Decrease) in Net Assets		(122,690)		(43,452)		(1,760,940)		(167,992)

Net Assets as of December 31, 2024:		$413,714		$2,708,365		$16,791,789		$3,310,485

See Accompanying Notes. (1) See Footnote 1	61

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA T. Rowe Price Small Cap Initial Class Subaccount		TA T. Rowe Price Small Cap Service Class Subaccount		TA TSW International Equity Initial Class Subaccount		TA TSW International Equity Service Class Subaccount

Net Assets as of December 31, 2022:		$2,201,377		$559,280		$687,436		$400,652

Investment Income:
Reinvested Dividends		-		-		8,812		3,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges		35,960		5,933		14,653		4,785

Net Investment Income (Loss)		(35,960)		(5,933)		(5,841)		(1,362)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		80,862		29,673		-		-
Realized Gain (Loss) on Investments		(294,955)		(6,603)		(1,613)		3,821

Net Realized Capital Gains (Losses) on Investments		(214,093)		23,070		(1,613)		3,821
Net Change in Unrealized Appreciation (Depreciation)		633,745		97,185		91,879		54,973

Net Gain (Loss) on Investment		419,652		120,255		90,266		58,794
Net Increase (Decrease) in Net Assets Resulting from Operations		383,692		114,322		84,425		57,432

Increase (Decrease) in Net Assets from Contract Transactions		(426,244)		27,967		(7,556)		22,508

Total Increase (Decrease) in Net Assets		(42,552)		142,289		76,869		79,940

Net Assets as of December 31, 2023:		$2,158,825		$701,569		$764,305		$480,592

Investment Income:
Reinvested Dividends		-		-		19,178		11,515
Investment Expense:
Mortality and Expense Risk and Administrative Charges		32,210		6,979		13,265		4,962

Net Investment Income (Loss)		(32,210)		(6,979)		5,913		6,553

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		64,379		30,325		-		-
Realized Gain (Loss) on Investments		(130,364)		(18,888)		11,293		21,486

Net Realized Capital Gains (Losses) on Investments		(65,985)		11,437		11,293		21,486
Net Change in Unrealized Appreciation (Depreciation)		318,290		74,302		(3,419)		(17,746)

Net Gain (Loss) on Investment		252,305		85,739		7,874		3,740

Net Increase (Decrease) in Net Assets Resulting from Operations		220,095		78,760		13,787		10,293

Increase (Decrease) in Net Assets from Contract Transactions		(605,450)		(40,251)		(134,336)		(94,355)

Total Increase (Decrease) in Net Assets		(385,355)		38,509		(120,549)		(84,062)

Net Assets as of December 31, 2024:		$1,773,470		$740,078		$643,756		$396,530

See Accompanying Notes. (1) See Footnote 1	62

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	$		$		$		$
	TA TSW Mid Cap Value Opportunities Initial Class Subaccount		TA WMC US Growth Initial Class Subaccount		TA WMC US Growth Service Class Subaccount		Wanger Acorn Subaccount

Net Assets as of December 31, 2022:		$1,369,744		$25,945,070		$4,228,617		$1,090,331

Investment Income:
Reinvested Dividends		19,625		15,102		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		21,976		530,010		57,352		13,189

Net Investment Income (Loss)		(2,351)		(514,908)		(57,352)		(13,189)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		120,408		1,063,607		161,115		-
Realized Gain (Loss) on Investments		(25,135)		786,047		(27,271)		(262,201)

Net Realized Capital Gains (Losses) on Investments		95,273		1,849,654		133,844		(262,201)
Net Change in Unrealized Appreciation (Depreciation)		22,272		10,226,698		1,645,319		470,927

Net Gain (Loss) on Investment		117,545		12,076,352		1,779,163		208,726
Net Increase (Decrease) in Net Assets Resulting from Operations		115,194		11,561,444		1,721,811		195,537

Increase (Decrease) in Net Assets from Contract Transactions		(99,191)		4,484,408		17,963		(289,245)

Total Increase (Decrease) in Net Assets		16,003		16,045,852		1,739,774		(93,708)

Net Assets as of December 31, 2023:		$1,385,747		$41,990,922		$5,968,391		$996,623

Investment Income:
Reinvested Dividends		18,080		5,114		-		-
Investment Expense:
Mortality and Expense Risk and Administrative Charges		22,120		701,959		65,667		12,812

Net Investment Income (Loss)		(4,040)		(696,845)		(65,667)		(12,812)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions		201,539		4,164,701		552,653		-
Realized Gain (Loss) on Investments		(43,221)		2,026,309		349,728		(45,811)

Net Realized Capital Gains (Losses) on Investments		158,318		6,191,010		902,381		(45,811)
Net Change in Unrealized Appreciation (Depreciation)		(63,249)		5,467,392		619,683		180,459

Net Gain (Loss) on Investment		95,069		11,658,402		1,522,064		134,648

Net Increase (Decrease) in Net Assets Resulting from Operations		91,029		10,961,557		1,456,397		121,836

Increase (Decrease) in Net Assets from Contract Transactions		(239,307)		(4,837,058)		(1,305,377)		(99,080)

Total Increase (Decrease) in Net Assets		(148,278)		6,124,499		151,020		22,756

Net Assets as of December 31, 2024:		$1,237,469		$48,115,421		$6,119,411		$1,019,379

See Accompanying Notes. (1) See Footnote 1	63

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization

Retirement Builder Variable Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of The Atlas Portfolio BuilderSM Variable Annuity, Immediate Income BuilderSM, Immediate Income BuilderSM II, Transamerica AccessSM Variable Annuity, Retirement Income Builder® Variable Annuity, Retirement Income Builder II® Variable Annuity, Portfolio SelectSM Variable Annuity, Privilege SelectSM Variable Annuity, Principal-PlusSM Variable Annuity, Premier Asset Builder® Variable Annuity, Retirement Income Builder® - BAI Variable Annuity, Transamerica Preferred AdvantageSM Variable Annuity, The One Income AnnuitySM, Transamerica PrincipiumSM Variable Annuity, Huntington Allstar SelectSM Variable Annuity, Transamerica Opportunity Builder Variable Annuity and Transamerica Traditions Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares
AB Sustainable Global Thematic Growth Class B Shares	AB Sustainable Global Thematic Growth Portfolio Class B Shares
Allspring Variable Trust	Allspring Variable Trust
Allspring VT Discovery All Cap Growth Class 1 Shares	Allspring VT Discovery All Cap Growth Fund Class 1 Shares
Allspring VT Discovery All Cap Growth Class 2 Shares	Allspring VT Discovery All Cap Growth Fund Class 2 Shares
Allspring VT Opportunity Class 1 Shares	Allspring VT Opportunity Fund Class 1 Shares
Allspring VT Opportunity Class 2 Shares	Allspring VT Opportunity Fund Class 2 Shares
Allspring VT Small Cap Growth Class 1 Shares	Allspring VT Small Cap Growth Fund Class 1 Shares
Allspring VT Small Cap Growth Class 2 Shares	Allspring VT Small Cap Growth Fund Class 2 Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
Columbia - Dividend Opportunity Class 1 Shares	Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Shares
Columbia - Income Opportunity Class 1 Shares	Columbia Variable Portfolio - Income Opportunity Fund Class 1 Shares
Columbia - Large Cap Growth Class 1 Shares	Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Shares
Columbia - Overseas Core Class 2 Shares	Columbia Variable Portfolio - Overseas Core Fund Class 2 Shares
Columbia - Select Mid Cap Growth Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 1 Shares
Columbia - Select Mid Cap Value Class 1 Shares	Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Shares
Columbia - Small Cap Value Class 1 Shares	Columbia Variable Portfolio - Small Cap Value Fund Class 1 Shares
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio - Small Company Growth Fund Class 1 Shares
Columbia - Strategic Income Class 1 Shares	Columbia Variable Portfolio - Strategic Income Fund Class 1 Shares
Columbia Funds Variable Insurance Trust	Columbia Funds Variable Insurance Trust
CTIVP® - Principal Blue Chip Growth Class 1 Shares	CTIVP® - Principal Blue Chip Growth Fund Class 1 Shares

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond II Fund Primary Shares
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Kaufmann II Service Shares	Federated Kaufmann II Fund Service Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Federated Hermes Managed Volatility II Service Shares	Federated Hermes Managed Volatility II Fund Service Shares
Federated Hermes Quality Bond II Primary Shares	Federated Hermes Quality Bond II Fund Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth Portfolio Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Government Money Market Service Class 2	Fidelity® VIP Government Money Market Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth & Income Service Class 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class
Fidelity® VIP Growth Opportunities Service Class	Fidelity® VIP Growth Opportunities Portfolio Service Class
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP High Income Service Class	Fidelity® VIP High Income Portfolio Service Class
Fidelity® VIP High Income Service Class 2	Fidelity® VIP High Income Portfolio Service Class 2
Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Investment Grade Bond Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Income Class 2 Shares	Franklin Income Fund Class 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Rising Dividends Class 2 Shares	Franklin Rising Dividends Fund Class 2 Shares
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares
Franklin Templeton Developing Markets Class 2 Shares	Franklin Templeton Developing Markets Fund Class 2 Shares

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Invesco V.I. American Value Series II Shares	Invesco V.I. American Value Fund Series II Shares
Invesco V.I. Capital Appreciation Series I Shares	Invesco V.I. Capital Appreciation Fund Series I Shares
Invesco V.I. Capital Appreciation Series II Shares	Invesco V.I. Capital Appreciation Fund Series II Shares
Invesco V.I. Comstock Series II Shares	Invesco V.I. Comstock Fund Series II Shares
Invesco V.I. Core Equity Series II Shares	Invesco V.I. Core Equity Fund Series II Shares
Invesco V.I. Discovery Mid Cap Growth Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund Series II Shares
Invesco V.I. Equity and Income Series I Shares	Invesco V.I. Equity and Income Fund Series I Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Equity and Income Fund Series II Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series II Shares	Invesco V.I. EQV International Equity Fund Series II Shares
Invesco V.I. Global Series I Shares	Invesco V.I. Global Fund Series I Shares
Invesco V.I. Global Series II Shares	Invesco V.I. Global Fund Series II Shares
Invesco V.I. Global Strategic Income Series I Shares	Invesco V.I. Global Strategic Income Fund Series I Shares
Invesco V.I. Global Strategic Income Series II Shares	Invesco V.I. Global Strategic Income Fund Series II Shares
Invesco V.I. Government Securities Series I Shares	Invesco V.I. Government Securities Fund Series I Shares
Invesco V.I. Government Securities Series II Shares	Invesco V.I. Government Securities Fund Series II Shares
Invesco V.I. Main Street Series I Shares	Invesco V.I. Main Street Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund. Series II Shares
Invesco V.I. Main Street Mid Cap Series II Shares	Invesco V.I. Main Street Mid Cap Fund Series II Shares
Invesco V.I. Main Street Small Cap Series II Shares	Invesco V.I. Main Street Small Cap Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
Janus Henderson - Overseas Service Shares	Janus Henderson - Overseas Portfolio Service Shares
Janus Henderson - Research Service Shares	Janus Henderson - Research Portfolio Service Shares
Lincoln Variable Investment Products	Lincoln Variable Investment Products
LVIP JPMorgan Core Bond Standard Shares	LVIP JPMorgan Core Bond Portfolio Standard Shares
LVIP JPMorgan Mid Cap Value Standard Shares	LVIP JPMorgan Mid Cap Value Portfolio Standard Shares
LVIP JPMorgan U.S. Equity Standard Shares	LVIP JPMorgan U.S. Equity Portfolio Standard Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Core Equity Initial Class	MFS® Core Equity Portfolio Initial Class
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Growth Service Class	MFS® Growth Series Service Class
MFS® Massachusetts Investors Growth Stock Initial Class	MFS® Massachusetts Investors Growth Stock Portfolio Initial Class
MFS® Massachusetts Investors Growth Stock Service Class	MFS® Massachusetts Investors Growth Stock Portfolio Service Class
MFS® New Discovery Initial Class	MFS® New Discovery Series Initial Class
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Research Initial Class	MFS® Research Series Initial Class
MFS® Research Service Class	MFS® Research Series Service Class
MFS® Total Return Initial Class	MFS® Total Return Series Initial Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
MFS® Total Return Bond Initial Class	MFS® Total Return Bond Series Initial Class
MFS® Total Return Bond Service Class	MFS® Total Return Bond Series Service Class
MFS® Utilities Initial Class	MFS® Utilities Series Initial Class
MFS® Utilities Service Class	MFS® Utilities Series Service Class
Putnam Variable Trust	Putnam Variable Trust
Putnam VT Core Equity Class IB Shares	Putnam VT Core Equity Fund Class IB Shares
Putnam VT Diversified Income Class IB Shares	Putnam VT Diversified Income Fund Class IB Shares
Putnam VT Focused International Equity Class IB Shares	Putnam VT Focused International Equity Class Fund IB Shares
Putnam VT George Putnam Balanced Class IB Shares	Putnam VT George Putnam Balanced Fund Class IB Shares
Putnam VT Global Health Care Class IB Shares	Putnam VT Global Health Care Fund Class IB Shares
Putnam VT Government Money Market Class IB Shares	Putnam VT Government Money Market Fund Class IB Shares
Putnam VT Income Class IB Shares	Putnam VT Income Fund Class IB Shares
Putnam VT International Equity Class IB Shares	Putnam VT International Equity Fund Class IB Shares
Putnam VT Large Cap Growth Class IB Shares	Putnam VT Large Cap Growth Fund Class IB Shares
Putnam VT Large Cap Value Class IB Shares	Putnam VT Large Cap Value Fund Class IB Shares
Putnam VT Research Class IB Shares	Putnam VT Research Fund Class IB Shares
Putnam VT Sustainable Leaders Class IB Shares	Putnam VT Sustainable Leaders Fund Class IB Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Initial Class	Transamerica TSW Mid Cap Value Opportunities VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. Equity and Income Series I Shares	April 26, 2024
LVIP JPMorgan Core Bond Standard Shares	April 28, 2023
LVIP JPMorgan Mid Cap Value Standard Shares	April 28, 2023
LVIP JPMorgan U.S. Equity Standard Shares	April 28, 2023
Invesco V.I. American Value Series II Shares	April 30, 2021
Invesco V.I. Discovery Mid Cap Growth Series II Shares	April 30, 2020

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Davis Equity	Davis Value
TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class
TA TSW International Equity Service Class	TA TS&W International Equity Service Class
TA TSW Mid Cap Value Opportunities Initial Class	TA JPMorgan Mid Cap Value Initial Class

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco V.I. Equity and Income Series I Shares	Invesco V.I. Conservative Balanced Series I Shares
Invesco V.I. Equity and Income Series II Shares	Invesco V.I. Conservative Balanced Series II Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
Invesco V.I. Core Equity Series I Shares	TA JPMorgan Enhanced Index Initial Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024. Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class B Shares	$120,384	$442,081
AB Relative Value Class B Shares	697,746	906,072
AB Sustainable Global Thematic Growth Class B Shares	27,622	121,007
Allspring VT Discovery All Cap Growth Class 1 Shares	55,281	147,757
Allspring VT Discovery All Cap Growth Class 2 Shares	8,068	63,473
Allspring VT Opportunity Class 1 Shares	158,463	140,916
Allspring VT Opportunity Class 2 Shares	8,134	31,536
Allspring VT Small Cap Growth Class 1 Shares	1,063	84,221
Allspring VT Small Cap Growth Class 2 Shares	877	27,915
BNY Mellon Stock Index Initial Shares	148,378	387,010
BNY Mellon Stock Index Service Shares	4,503	3,387
BNY Mellon Sustainable U.S. Equity Initial Shares	2,936	66,495
BNY Mellon VIF Appreciation Initial Shares	276,216	467,251
BNY Mellon VIF Government Money Market	144,539	292,449
BNY Mellon VIF Growth and Income Initial Shares	328,640	162,962
BNY Mellon VIF Opportunistic Small Cap Initial Shares	14,371	50,456
Columbia - Dividend Opportunity Class 1 Shares	1,828	108,742
Columbia - Income Opportunity Class 1 Shares	96,547	243,421
Columbia - Large Cap Growth Class 1 Shares	63,024	795,650
Columbia - Overseas Core Class 2 Shares	65,739	80,913
Columbia - Select Mid Cap Growth Class 1 Shares	4,873	167,374
Columbia - Select Mid Cap Value Class 1 Shares	1,338	47,981
Columbia - Small Cap Value Class 1 Shares	51,043	101,992
Columbia - Small Company Growth Class 1 Shares	561	2,996
Columbia - Strategic Income Class 1 Shares	45,712	53,492
CTIVP® - Principal Blue Chip Growth Class 1 Shares	9,201	349,960
Davis Equity	603,450	632,971
Federated Hermes Government Money II Service Shares	182,108	321,877
Federated Hermes High Income Bond II Primary Shares	102,344	188,997
Federated Hermes Kaufmann II Primary Shares	81,078	263,091
Federated Hermes Kaufmann II Service Shares	61,574	192,169
Federated Hermes Managed Volatility II Primary Shares	16,891	151,474
Federated Hermes Managed Volatility II Service Shares	7,541	35,312
Federated Hermes Quality Bond II Primary Shares	2,825	4,899
Fidelity® VIP Asset Manager Initial Class	24,637	173,696
Fidelity® VIP Asset Manager: Growth Initial Class	11,592	143,500
Fidelity® VIP Balanced Initial Class	179,352	211,294

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Balanced Service Class 2	$46,655	$64,102
Fidelity® VIP Contrafund® Initial Class	1,178,255	1,144,945
Fidelity® VIP Contrafund® Service Class 2	2,468,247	1,345,836
Fidelity® VIP Equity-Income Initial Class	265,428	332,163
Fidelity® VIP Equity-Income Service Class 2	448,918	1,027,094
Fidelity® VIP Government Money Market Initial Class	286,984	342,891
Fidelity® VIP Government Money Market Service Class 2	14,199	27,946
Fidelity® VIP Growth Initial Class	1,654,831	922,534
Fidelity® VIP Growth Service Class 2	664,752	478,075
Fidelity® VIP Growth & Income Initial Class	280,681	460,144
Fidelity® VIP Growth & Income Service Class 2	34,569	25,062
Fidelity® VIP Growth Opportunities Initial Class	10,647	298,633
Fidelity® VIP Growth Opportunities Service Class	70,662	440,087
Fidelity® VIP Growth Opportunities Service Class 2	3,525	33,467
Fidelity® VIP High Income Initial Class	59,934	106,112
Fidelity® VIP High Income Service Class	53,736	118,092
Fidelity® VIP High Income Service Class 2	15,385	111,793
Fidelity® VIP Index 500 Initial Class	622,216	2,620,888
Fidelity® VIP Index 500 Service Class 2	114,044	829,834
Fidelity® VIP Investment Grade Bond Initial Class	111,887	371,049
Fidelity® VIP Investment Grade Bond Service Class 2	31,175	76,791
Fidelity® VIP Mid Cap Initial Class	493,285	252,284
Fidelity® VIP Mid Cap Service Class 2	913,119	1,175,855
Fidelity® VIP Overseas Initial Class	71,005	43,709
Fidelity® VIP Value Strategies Service Class 2	377,623	182,670
Franklin Income Class 2 Shares	7,276	3,370
Franklin Mutual Shares Class 2 Shares	125,893	505,068
Franklin Rising Dividends Class 2 Shares	167,725	133,955
Franklin Small Cap Value Class 2 Shares	70,745	162,500
Franklin Small-Mid Cap Growth Class 2 Shares	63,887	597,323
Franklin Templeton Developing Markets Class 2 Shares	46,638	39,487
Franklin Templeton Foreign Class 2 Shares	48,875	224,651
Invesco V.I. American Franchise Series I Shares	-	495,481
Invesco V.I. American Franchise Series II Shares	188	57,771
Invesco V.I. American Value Series II Shares	11,791	638,379
Invesco V.I. Capital Appreciation Series I Shares	125,256	1,938,495
Invesco V.I. Capital Appreciation Series II Shares	4,232	120,122

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. Comstock Series II Shares	$116,240	$172,243
Invesco V.I. Core Equity Series II Shares	102,180	66,470
Invesco V.I. Discovery Mid Cap Growth Series II Shares	3,324	23,966
Invesco V.I. Equity and Income Series I Shares	1,116,653	221,122
Invesco V.I. Equity and Income Series II Shares	168,206	303,737
Invesco V.I. EQV International Equity Series I Shares	39,622	70,815
Invesco V.I. EQV International Equity Series II Shares	1,149	4,719
Invesco V.I. Global Series I Shares	130,404	204,779
Invesco V.I. Global Series II Shares	2,677	1,742
Invesco V.I. Global Strategic Income Series I Shares	31,549	253,480
Invesco V.I. Global Strategic Income Series II Shares	12,786	36,943
Invesco V.I. Government Securities Series I Shares	5,912	44,117
Invesco V.I. Government Securities Series II Shares	7,621	19,424
Invesco V.I. Main Street Series I Shares	366,222	615,379
Invesco V.I. Main Street Series II Shares	107,352	144,240
Invesco V.I. Main Street Mid Cap Series II Shares	10,403	22,086
Invesco V.I. Main Street Small Cap Series II Shares	2,595	8,105
Janus Henderson - Balanced Service Shares	59,494	452,854
Janus Henderson - Enterprise Service Shares	71,046	106,533
Janus Henderson - Forty Service Shares	15,620	44,491
Janus Henderson - Global Research Service Shares	55,924	111,769
Janus Henderson - Mid Cap Value Service Shares	7,225	3,628
Janus Henderson - Overseas Service Shares	19,729	166,285
Janus Henderson - Research Service Shares	28,683	134,500
LVIP JPMorgan Core Bond Standard Shares	298,856	498,962
LVIP JPMorgan Mid Cap Value Standard Shares	229,126	302,755
LVIP JPMorgan U.S. Equity Standard Shares	192,299	674,939
MFS® Core Equity Initial Class	1,653	2,911
MFS® Growth Initial Class	458,898	710,565
MFS® Growth Service Class	104,114	152,812
MFS® Massachusetts Investors Growth Stock Initial Class	5,782	6,108
MFS® Massachusetts Investors Growth Stock Service Class	128,324	182,226
MFS® New Discovery Initial Class	11,398	46,136
MFS® New Discovery Service Class	184	51,481
MFS® Research Initial Class	105,045	191,384
MFS® Research Service Class	68,766	87,030
MFS® Total Return Initial Class	396,717	825,833

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales
MFS® Total Return Service Class	$180,416	$576,059
MFS® Total Return Bond Initial Class	6,726	17,763
MFS® Total Return Bond Service Class	73,342	87,569
MFS® Utilities Initial Class	278,476	538,956
MFS® Utilities Service Class	90,704	74,130
Putnam VT Core Equity Class IB Shares	19	6
Putnam VT Diversified Income Class IB Shares	14,516	13,283
Putnam VT Focused International Equity Class IB Shares	15,540	61,585
Putnam VT George Putnam Balanced Class IB Shares	8,958	34,521
Putnam VT Global Health Care Class IB Shares	56,511	36,471
Putnam VT Government Money Market Class IB Shares	543,780	329,173
Putnam VT Income Class IB Shares	7,582	1,776
Putnam VT International Equity Class IB Shares	1,273	16,169
Putnam VT Large Cap Growth Class IB Shares	44,940	294,475
Putnam VT Large Cap Value Class IB Shares	233,692	223,390
Putnam VT Research Class IB Shares	2,068	3,994
Putnam VT Sustainable Leaders Class IB Shares	85	987
TA Aegon Bond Initial Class	457,443	1,021,542
TA Aegon Bond Service Class	195,532	285,262
TA Aegon Core Bond Initial Class	257,363	235,124
TA Aegon High Yield Bond Initial Class	183,127	509,802
TA Aegon High Yield Bond Service Class	18,805	35,555
TA Aegon Sustainable Equity Income Initial Class	292,990	1,658,315
TA Aegon Sustainable Equity Income Service Class	113,278	247,808
TA Aegon U.S. Government Securities Initial Class	204,748	389,713
TA Aegon U.S. Government Securities Service Class	131,138	982,660
TA BlackRock Government Money Market Initial Class	2,026,347	2,221,184
TA BlackRock Government Money Market Service Class	895,755	1,598,892
TA BlackRock iShares Edge 40 Initial Class	75,886	162,403
TA BlackRock iShares Edge 40 Service Class	21,152	106,766
TA BlackRock Real Estate Securities Initial Class	11,756	43,001
TA BlackRock Real Estate Securities Service Class	19,525	28,523
TA International Focus Initial Class	58,675	211,062
TA International Focus Service Class	41,846	48,450
TA Janus Mid-Cap Growth Initial Class	666,482	808,809
TA Janus Mid-Cap Growth Service Class	33,346	38,285
TA JPMorgan Asset Allocation - Conservative Initial Class	329,367	1,549,369

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Asset Allocation - Conservative Service Class	$272,528	$2,472,583
TA JPMorgan Asset Allocation - Growth Initial Class	282,897	732,116
TA JPMorgan Asset Allocation - Growth Service Class	421,366	959,183
TA JPMorgan Asset Allocation - Moderate Initial Class	553,067	2,510,962
TA JPMorgan Asset Allocation - Moderate Service Class	1,761,760	5,781,872
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	596,821	2,907,505
TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,770,234	15,297,569
TA JPMorgan Enhanced Index Initial Class	7,339,195	1,567,379
TA JPMorgan Enhanced Index Service Class	32,470	211,147
TA JPMorgan International Moderate Growth Initial Class	8,132	102,048
TA JPMorgan International Moderate Growth Service Class	172,616	834,336
TA JPMorgan Tactical Allocation Initial Class	20,996	53,146
TA JPMorgan Tactical Allocation Service Class	34,959	169,888
TA Multi-Managed Balanced Initial Class	171,313	428,956
TA Multi-Managed Balanced Service Class	1,150,877	4,311,093
TA Small/Mid Cap Value Initial Class	149,550	477,871
TA T. Rowe Price Small Cap Initial Class	133,800	707,082
TA T. Rowe Price Small Cap Service Class	30,690	47,596
TA TSW International Equity Initial Class	63,903	192,328
TA TSW International Equity Service Class	18,319	106,119
TA TSW Mid Cap Value Opportunities Initial Class	318,345	360,156
TA WMC US Growth Initial Class	4,550,067	5,919,265
TA WMC US Growth Service Class	660,625	1,479,013
Wanger Acorn	26,532	138,414

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	17	(102,593)	(102,576)	-	(47,895)	(47,895)

AB Relative Value Class B Shares	162,616	(239,545)	(76,929)	110,469	(218,302)	(107,833)

AB Sustainable Global Thematic Growth Class B Shares	9,611	(57,171)	(47,560)	1,385	(20,815)	(19,430)

Allspring VT Discovery All Cap Growth Class 1 Shares	140	(22,337)	(22,197)	177	(18,588)	(18,411)

Allspring VT Discovery All Cap Growth Class 2 Shares	-	(8,353)	(8,353)	-	(2,735)	(2,735)

Allspring VT Opportunity Class 1 Shares	1,001	(30,980)	(29,979)	531	(46,306)	(45,775)

Allspring VT Opportunity Class 2 Shares	479	(8,571)	(8,092)	234	(9,045)	(8,811)

Allspring VT Small Cap Growth Class 1 Shares	365	(22,749)	(22,384)	661	(178,645)	(177,984)

Allspring VT Small Cap Growth Class 2 Shares	232	(8,696)	(8,464)	112	(1,432)	(1,320)

BNY Mellon Stock Index Initial Shares	545	(63,457)	(62,912)	904	(12,386)	(11,482)

BNY Mellon Stock Index Service Shares	692	(696)	(4)	153	(833)	(680)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(21,642)	(21,642)	-	(3,629)	(3,629)

BNY Mellon VIF Appreciation Initial Shares	19,694	(78,480)	(58,786)	308	(28,412)	(28,104)

BNY Mellon VIF Government Money Market	102,332	(254,655)	(152,323)	20,435	(115,547)	(95,112)

BNY Mellon VIF Growth and Income Initial Shares	44,733	(27,588)	17,145	1,513	(9,091)	(7,578)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	2,362	(11,593)	(9,231)	2,677	(34,673)	(31,996)

Columbia - Dividend Opportunity Class 1 Shares	129	(37,917)	(37,788)	2,934	(24,713)	(21,779)

Columbia - Income Opportunity Class 1 Shares	31,018	(169,802)	(138,784)	22,561	(55,345)	(32,784)

Columbia - Large Cap Growth Class 1 Shares	22,554	(231,716)	(209,162)	13,119	(169,350)	(156,231)

Columbia - Overseas Core Class 2 Shares	10,204	(46,746)	(36,542)	10,720	(89,246)	(78,526)

Columbia - Select Mid Cap Growth Class 1 Shares	1,936	(53,500)	(51,564)	1,667	(26,631)	(24,964)

Columbia - Select Mid Cap Value Class 1 Shares	88	(15,343)	(15,255)	103	(1,357)	(1,254)

Columbia - Small Cap Value Class 1 Shares	2,586	(21,127)	(18,541)	5,387	(32,104)	(26,717)

Columbia - Small Company Growth Class 1 Shares	-	(556)	(556)	-	(639)	(639)

Columbia - Strategic Income Class 1 Shares	10,194	(21,564)	(11,370)	21,318	(32,857)	(11,539)

CTIVP® - Principal Blue Chip Growth Class 1 Shares	3,634	(109,512)	(105,878)	8,695	(81,080)	(72,385)

Davis Equity	11,249	(168,799)	(157,550)	4,387	(200,821)	(196,434)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Federated Hermes Government Money II Service Shares	77,612	(296,648)	(219,036)	108,115	(910,153)	(802,038)

Federated Hermes High Income Bond II Primary Shares	6,976	(60,342)	(53,366)	4,945	(64,847)	(59,902)

Federated Hermes Kaufmann II Primary Shares	6,029	(45,791)	(39,762)	8,386	(26,097)	(17,711)

Federated Hermes Kaufmann II Service Shares	6,239	(44,102)	(37,863)	23,680	(130,357)	(106,677)

Federated Hermes Managed Volatility II Primary Shares	259	(57,586)	(57,327)	5,380	(24,683)	(19,303)

Federated Hermes Managed Volatility II Service Shares	1,883	(26,091)	(24,208)	5,446	(43,239)	(37,793)

Federated Hermes Quality Bond II Primary Shares	-	(2,129)	(2,129)	-	(1,427)	(1,427)

Fidelity® VIP Asset Manager Initial Class	644	(48,463)	(47,819)	33,270	(91,186)	(57,916)

Fidelity® VIP Asset Manager: Growth Initial Class	-	(37,233)	(37,233)	-	(15,877)	(15,877)

Fidelity® VIP Balanced Initial Class	12,651	(35,271)	(22,620)	14,218	(108,431)	(94,213)

Fidelity® VIP Balanced Service Class 2	8,584	(17,029)	(8,445)	177	(27,476)	(27,299)

Fidelity® VIP Contrafund® Initial Class	2,246	(91,192)	(88,946)	12,648	(109,932)	(97,284)

Fidelity® VIP Contrafund® Service Class 2	186,255	(209,090)	(22,835)	280,301	(349,633)	(69,332)

Fidelity® VIP Equity-Income Initial Class	733	(52,969)	(52,236)	638	(52,847)	(52,209)

Fidelity® VIP Equity-Income Service Class 2	10,587	(270,344)	(259,757)	3,653	(153,557)	(149,904)

Fidelity® VIP Government Money Market Initial Class	200,083	(261,342)	(61,259)	309	(98,702)	(98,393)

Fidelity® VIP Government Money Market Service Class 2	4,954	(24,149)	(19,195)	4,487	(22,971)	(18,484)

Fidelity® VIP Growth Initial Class	4,810	(80,016)	(75,206)	3,406	(96,178)	(92,772)

Fidelity® VIP Growth Service Class 2	755	(78,037)	(77,282)	554	(50,412)	(49,858)

Fidelity® VIP Growth & Income Initial Class	8,608	(67,887)	(59,279)	1,687	(83,028)	(81,341)

Fidelity® VIP Growth & Income Service Class 2	-	(4,990)	(4,990)	17,118	(15,965)	1,153

Fidelity® VIP Growth Opportunities Initial Class	1,439	(29,474)	(28,035)	-	(38,671)	(38,671)

Fidelity® VIP Growth Opportunities Service Class	8,937	(51,022)	(42,085)	718	(37,978)	(37,260)

Fidelity® VIP Growth Opportunities Service Class 2	448	(2,483)	(2,035)	700	(5,320)	(4,620)

Fidelity® VIP High Income Initial Class	8,703	(44,364)	(35,661)	876	(69,563)	(68,687)

Fidelity® VIP High Income Service Class	12,310	(45,324)	(33,014)	642	(29,970)	(29,328)

Fidelity® VIP High Income Service Class 2	1,970	(50,430)	(48,460)	2,298	(3,541)	(1,243)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Index 500 Initial Class	70,022	(327,900)	(257,878)	17,544	(352,620)	(335,076)

Fidelity® VIP Index 500 Service Class 2	14,330	(125,612)	(111,282)	584	(19,322)	(18,738)

Fidelity® VIP Investment Grade Bond Initial Class	10,038	(174,560)	(164,522)	171,312	(424,257)	(252,945)

Fidelity® VIP Investment Grade Bond Service Class 2	9,475	(39,354)	(29,879)	14,631	(61,310)	(46,679)

Fidelity® VIP Mid Cap Initial Class	1,090	(18,019)	(16,929)	467	(37,498)	(37,031)

Fidelity® VIP Mid Cap Service Class 2	25,008	(192,864)	(167,856)	45,725	(291,118)	(245,393)

Fidelity® VIP Overseas Initial Class	6,782	(10,816)	(4,034)	117	(29,905)	(29,788)

Fidelity® VIP Value Strategies Service Class 2	3,941	(30,522)	(26,581)	41,102	(73,253)	(32,151)

Franklin Income Class 2 Shares	-	(1,071)	(1,071)	-	(44,110)	(44,110)

Franklin Mutual Shares Class 2 Shares	823	(160,366)	(159,543)	5,477	(96,889)	(91,412)

Franklin Rising Dividends Class 2 Shares	23,875	(22,941)	934	7,600	(61,533)	(53,933)

Franklin Small Cap Value Class 2 Shares	7,186	(28,326)	(21,140)	2,645	(24,396)	(21,751)

Franklin Small-Mid Cap Growth Class 2 Shares	6,403	(128,245)	(121,842)	12,296	(256,316)	(244,020)

Franklin Templeton Developing Markets Class 2 Shares	8,064	(12,933)	(4,869)	353	(11,691)	(11,338)

Franklin Templeton Foreign Class 2 Shares	6,304	(105,192)	(98,888)	8,279	(89,423)	(81,144)

Invesco V.I. American Franchise Series I Shares	-	(114,318)	(114,318)	-	(59,326)	(59,326)

Invesco V.I. American Franchise Series II Shares	55	(12,727)	(12,672)	30	(2,816)	(2,786)

Invesco V.I. American Value Series II Shares	17	(51,716)	(51,699)	9,070	(10,537)	(1,467)

Invesco V.I. Capital Appreciation Series I Shares	20,944	(325,047)	(304,103)	13,501	(243,302)	(229,801)

Invesco V.I. Capital Appreciation Series II Shares	743	(23,021)	(22,278)	1,251	(19,030)	(17,779)

Invesco V.I. Comstock Series II Shares	6,651	(40,377)	(33,726)	15,988	(87,524)	(71,536)

Invesco V.I. Core Equity Series II Shares	1,363	(14,169)	(12,806)	20,110	(79,888)	(59,778)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	233	(1,520)	(1,287)	238	(2,526)	(2,288)

Invesco V.I. Equity and Income Series I Shares	1,062,704	(204,083)	858,621	-	-	-

Invesco V.I. Equity and Income Series II Shares	13,567	(83,200)	(69,633)	33,885	(234,270)	(200,385)

Invesco V.I. EQV International Equity Series I Shares	11,415	(23,250)	(11,835)	444	(11,974)	(11,530)

Invesco V.I. EQV International Equity Series II Shares	-	(1,115)	(1,115)	-	(866)	(866)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco V.I. Global Series I Shares	2,687	(25,545)	(22,858)	2,104	(17,964)	(15,860)

Invesco V.I. Global Series II Shares	73	(250)	(177)	72	(235)	(163)

Invesco V.I. Global Strategic Income Series I Shares	1,574	(116,205)	(114,631)	4,586	(65,508)	(60,922)

Invesco V.I. Global Strategic Income Series II Shares	3,127	(21,030)	(17,903)	1,492	(21,497)	(20,005)

Invesco V.I. Government Securities Series I Shares	361	(26,909)	(26,548)	413	(19,660)	(19,247)

Invesco V.I. Government Securities Series II Shares	2,346	(14,211)	(11,865)	1,517	(13,426)	(11,909)

Invesco V.I. Main Street Series I Shares	8,058	(119,909)	(111,851)	8,365	(84,030)	(75,665)

Invesco V.I. Main Street Series II Shares	10,449	(28,111)	(17,662)	341	(4,738)	(4,397)

Invesco V.I. Main Street Mid Cap Series II Shares	1,223	(5,678)	(4,455)	4,399	(10,747)	(6,348)

Invesco V.I. Main Street Small Cap Series II Shares	54	(1,122)	(1,068)	62	(317)	(255)

Janus Henderson - Balanced Service Shares	2,582	(113,291)	(110,709)	13,301	(20,956)	(7,655)

Janus Henderson - Enterprise Service Shares	-	(30,218)	(30,218)	-	(43,792)	(43,792)

Janus Henderson - Forty Service Shares	-	(8,308)	(8,308)	-	(2,292)	(2,292)

Janus Henderson - Global Research Service Shares	-	(38,825)	(38,825)	-	(43,152)	(43,152)

Janus Henderson - Mid Cap Value Service Shares	-	(437)	(437)	380	(1,133)	(753)

Janus Henderson - Overseas Service Shares	3,551	(84,767)	(81,216)	7,725	(35,739)	(28,014)

Janus Henderson - Research Service Shares	-	(37,610)	(37,610)	-	(3,474)	(3,474)

LVIP JPMorgan Core Bond Standard Shares	145,450	(310,175)	(164,725)	1,576,183	(243,513)	1,332,670

LVIP JPMorgan Mid Cap Value Standard Shares	15,351	(59,432)	(44,081)	233,968	(27,882)	206,086

LVIP JPMorgan U.S. Equity Standard Shares	29,625	(153,713)	(124,088)	511,211	(74,256)	436,955

MFS® Core Equity Initial Class	-	(944)	(944)	-	(4,596)	(4,596)

MFS® Growth Initial Class	12,170	(83,600)	(71,430)	17,768	(92,525)	(74,757)

MFS® Growth Service Class	-	(18,032)	(18,032)	-	(9,416)	(9,416)

MFS® Massachusetts Investors Growth Stock Initial Class	-	(1,842)	(1,842)	-	(1,298)	(1,298)

MFS® Massachusetts Investors Growth Stock Service Class	6,417	(58,234)	(51,817)	50,680	(144,686)	(94,006)

MFS® New Discovery Initial Class	3,399	(12,748)	(9,349)	3,743	(19,837)	(16,094)

MFS® New Discovery Service Class	73	(9,767)	(9,694)	40	(5,699)	(5,659)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

MFS® Research Initial Class	1,494	(33,788)	(32,294)	1,491	(35,846)	(34,355)

MFS® Research Service Class	58	(11,769)	(11,711)	9,295	(49,006)	(39,711)

MFS® Total Return Initial Class	5,946	(224,282)	(218,336)	2,049	(146,598)	(144,549)

MFS® Total Return Service Class	19,301	(208,514)	(189,213)	336	(207,099)	(206,763)

MFS® Total Return Bond Initial Class	598	(8,028)	(7,430)	2,843	(6,740)	(3,897)

MFS® Total Return Bond Service Class	26,695	(51,823)	(25,128)	46,421	(168,548)	(122,127)

MFS® Utilities Initial Class	10,069	(80,399)	(70,330)	1,741	(89,923)	(88,182)

MFS® Utilities Service Class	7,976	(9,595)	(1,619)	679	(19,630)	(18,951)

Putnam VT Core Equity Class IB Shares	-	-	-	-	(959)	(959)

Putnam VT Diversified Income Class IB Shares	1,286	(6,361)	(5,075)	982	(6,714)	(5,732)

Putnam VT Focused International Equity Class IB Shares	850	(21,070)	(20,220)	3,943	(25,210)	(21,267)

Putnam VT George Putnam Balanced Class IB Shares	37	(7,712)	(7,675)	18	(25,928)	(25,910)

Putnam VT Global Health Care Class IB Shares	23,350	(9,093)	14,257	68	(1,982)	(1,914)

Putnam VT Government Money Market Class IB Shares	453,290	(312,589)	140,701	430,665	(198,478)	232,187

Putnam VT Income Class IB Shares	-	(4)	(4)	-	(1,593)	(1,593)

Putnam VT International Equity Class IB Shares	-	(8,180)	(8,180)	-	(892)	(892)

Putnam VT Large Cap Growth Class IB Shares	811	(46,061)	(45,250)	641	(9,413)	(8,772)

Putnam VT Large Cap Value Class IB Shares	8,278	(31,042)	(22,764)	726	(136,695)	(135,969)

Putnam VT Research Class IB Shares	-	(185)	(185)	-	(211)	(211)

Putnam VT Sustainable Leaders Class IB Shares	-	(115)	(115)	-	(130)	(130)

TA Aegon Bond Initial Class	157,688	(632,826)	(475,138)	679,524	(706,554)	(27,030)

TA Aegon Bond Service Class	59,720	(180,714)	(120,994)	32,214	(595,823)	(563,609)

TA Aegon Core Bond Initial Class	124,841	(148,143)	(23,302)	32,935	(111,598)	(78,663)

TA Aegon High Yield Bond Initial Class	23,335	(192,082)	(168,747)	160,774	(293,168)	(132,394)

TA Aegon High Yield Bond Service Class	2,465	(13,766)	(11,301)	2,306	(11,887)	(9,581)

TA Aegon Sustainable Equity Income Initial Class	26,905	(548,878)	(521,973)	177,811	(434,054)	(256,243)

TA Aegon Sustainable Equity Income Service Class	26,753	(86,766)	(60,013)	18,684	(127,449)	(108,765)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon U.S. Government Securities Initial Class	103,110	(287,329)	(184,219)	567,709	(341,955)	225,754

TA Aegon U.S. Government Securities Service Class	63,518	(762,313)	(698,795)	237,082	(859,382)	(622,300)

TA BlackRock Government Money Market Initial Class	1,994,081	(2,331,863)	(337,782)	1,794,872	(4,384,741)	(2,589,869)

TA BlackRock Government Money Market Service Class	680,291	(1,483,456)	(803,165)	873,785	(2,287,777)	(1,413,992)

TA BlackRock iShares Edge 40 Initial Class	15,054	(74,992)	(59,938)	21,968	(54,699)	(32,731)

TA BlackRock iShares Edge 40 Service Class	5,143	(66,156)	(61,013)	5,168	(26,475)	(21,307)

TA BlackRock Real Estate Securities Initial Class	1,954	(12,463)	(10,509)	28,100	(39,551)	(11,451)

TA BlackRock Real Estate Securities Service Class	6,133	(11,554)	(5,421)	3,168	(2,004)	1,164

TA International Focus Initial Class	8,981	(106,115)	(97,134)	12,486	(46,244)	(33,758)

TA International Focus Service Class	772	(16,764)	(15,992)	66	(748)	(682)

TA Janus Mid-Cap Growth Initial Class	26,667	(143,037)	(116,370)	13,096	(137,168)	(124,072)

TA Janus Mid-Cap Growth Service Class	541	(7,172)	(6,631)	9,049	(74,279)	(65,230)

TA JPMorgan Asset Allocation - Conservative Initial Class	52,111	(703,760)	(651,649)	317,772	(641,914)	(324,142)

TA JPMorgan Asset Allocation - Conservative Service Class	24,252	(1,233,281)	(1,209,029)	35,340	(2,236,419)	(2,201,079)

TA JPMorgan Asset Allocation - Growth Initial Class	14,229	(174,946)	(160,717)	5,659	(411,160)	(405,501)

TA JPMorgan Asset Allocation - Growth Service Class	42,171	(252,872)	(210,701)	46,534	(395,917)	(349,383)

TA JPMorgan Asset Allocation - Moderate Initial Class	127,030	(978,045)	(851,015)	45,181	(864,078)	(818,897)

TA JPMorgan Asset Allocation - Moderate Service Class	681,096	(2,346,751)	(1,665,655)	456,630	(3,442,274)	(2,985,644)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	118,499	(903,709)	(785,210)	99,387	(1,060,614)	(961,227)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,120,948	(5,513,574)	(4,392,626)	135,433	(6,325,387)	(6,189,954)

TA JPMorgan Enhanced Index Initial Class	1,933,557	(380,287)	1,553,270	231,993	(449,333)	(217,340)

TA JPMorgan Enhanced Index Service Class	-	(37,704)	(37,704)	50,322	(5,513)	44,809

TA JPMorgan International Moderate Growth Initial Class	346	(67,145)	(66,799)	526	(8,909)	(8,383)

TA JPMorgan International Moderate Growth Service Class	42,636	(550,265)	(507,629)	24,252	(718,325)	(694,073)

TA JPMorgan Tactical Allocation Initial Class	3,908	(25,454)	(21,546)	2,798	(32,836)	(30,038)

TA JPMorgan Tactical Allocation Service Class	14,655	(96,151)	(81,496)	13,879	(83,805)	(69,926)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Multi-Managed Balanced Initial Class	1,065	(101,433)	(100,368)	1,225	(102,894)	(101,669)

TA Multi-Managed Balanced Service Class	33,000	(1,099,766)	(1,066,766)	184,914	(606,232)	(421,318)

TA Small/Mid Cap Value Initial Class	839	(44,920)	(44,081)	6,670	(18,962)	(12,292)

TA T. Rowe Price Small Cap Initial Class	17,506	(139,672)	(122,166)	42,337	(169,196)	(126,859)

TA T. Rowe Price Small Cap Service Class	74	(7,468)	(7,394)	9,136	(3,819)	5,317

TA TSW International Equity Initial Class	30,156	(124,767)	(94,611)	121,359	(140,803)	(19,444)

TA TSW International Equity Service Class	3,068	(48,030)	(44,962)	39,937	(28,211)	11,726

TA TSW Mid Cap Value Opportunities Initial Class	24,440	(79,344)	(54,904)	17,348	(45,683)	(28,335)

TA WMC US Growth Initial Class	113,035	(1,391,596)	(1,278,561)	2,932,241	(968,225)	1,964,016

TA WMC US Growth Service Class	16,454	(226,096)	(209,642)	280,159	(263,670)	16,489

Wanger Acorn	6,876	(31,750)	(24,874)	10,004	(93,759)	(83,755)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$102	$(402,877)	$(402,775)	$-	$(157,865)	$(157,865)

AB Relative Value Class B Shares	600,505	(871,481)	(270,976)	358,966	(646,962)	(287,996)

AB Sustainable Global Thematic Growth Class B Shares	25,462	(109,126)	(83,664)	2,350	(37,479)	(35,129)

Allspring VT Discovery All Cap Growth Class 1 Shares	857	(130,303)	(129,446)	520	(82,440)	(81,920)

Allspring VT Discovery All Cap Growth Class 2 Shares	-	(60,787)	(60,787)	-	(16,541)	(16,541)

Allspring VT Opportunity Class 1 Shares	3,585	(118,363)	(114,778)	1,456	(156,036)	(154,580)

Allspring VT Opportunity Class 2 Shares	2,024	(30,596)	(28,572)	775	(28,981)	(28,206)

Allspring VT Small Cap Growth Class 1 Shares	1,115	(73,022)	(71,907)	1,571	(577,735)	(576,164)

Allspring VT Small Cap Growth Class 2 Shares	877	(26,821)	(25,944)	342	(4,322)	(3,980)

BNY Mellon Stock Index Initial Shares	3,016	(363,285)	(360,269)	3,905	(55,209)	(51,304)

BNY Mellon Stock Index Service Shares	2,751	(2,760)	(9)	473	(2,594)	(2,121)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(62,940)	(62,940)	-	(8,152)	(8,152)

BNY Mellon VIF Appreciation Initial Shares	119,939	(440,679)	(320,740)	1,386	(136,972)	(135,586)

BNY Mellon VIF Government Money Market	114,332	(283,834)	(169,502)	22,230	(126,108)	(103,878)

BNY Mellon VIF Growth and Income Initial Shares	264,389	(147,123)	117,266	6,548	(37,691)	(31,143)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	6,577	(33,275)	(26,698)	6,822	(96,680)	(89,858)

Columbia - Dividend Opportunity Class 1 Shares	1,865	(97,956)	(96,091)	7,367	(60,314)	(52,947)

Columbia - Income Opportunity Class 1 Shares	38,282	(228,550)	(190,268)	26,908	(69,557)	(42,649)

Columbia - Large Cap Growth Class 1 Shares	63,755	(735,100)	(671,345)	29,112	(396,541)	(367,429)

Columbia - Overseas Core Class 2 Shares	13,462	(62,654)	(49,192)	13,338	(110,708)	(97,370)

Columbia - Select Mid Cap Growth Class 1 Shares	5,131	(151,061)	(145,930)	3,883	(61,665)	(57,782)

Columbia - Select Mid Cap Value Class 1 Shares	1,344	(44,913)	(43,569)	1,497	(5,536)	(4,039)

Columbia - Small Cap Value Class 1 Shares	10,481	(92,218)	(81,737)	19,628	(126,161)	(106,533)

Columbia - Small Company Growth Class 1 Shares	-	(2,604)	(2,604)	-	(2,404)	(2,404)

Columbia - Strategic Income Class 1 Shares	20,981	(46,649)	(25,668)	42,623	(64,389)	(21,766)

CTIVP® - Principal Blue Chip Growth Class 1 Shares	10,054	(303,631)	(293,577)	18,444	(179,398)	(160,954)

Davis Equity	40,349	(594,890)	(554,541)	13,077	(582,246)	(569,169)

Federated Hermes Government Money II Service Shares	75,900	(290,171)	(214,271)	102,486	(852,017)	(749,531)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Federated Hermes High Income Bond II Primary Shares	$16,175	$(167,271)	$(151,096)	$8,836	$(164,846)	$(156,010)

Federated Hermes Kaufmann II Primary Shares	29,292	(240,978)	(211,686)	40,342	(114,089)	(73,747)

Federated Hermes Kaufmann II Service Shares	25,174	(180,384)	(155,210)	83,853	(446,656)	(362,803)

Federated Hermes Managed Volatility II Primary Shares	687	(141,628)	(140,941)	13,461	(48,605)	(35,144)

Federated Hermes Managed Volatility II Service Shares	2,270	(32,014)	(29,744)	5,818	(46,557)	(40,739)

Federated Hermes Quality Bond II Primary Shares	-	(3,613)	(3,613)	-	(2,279)	(2,279)

Fidelity® VIP Asset Manager Initial Class	1,588	(163,150)	(161,562)	98,507	(275,155)	(176,648)

Fidelity® VIP Asset Manager: Growth Initial Class	-	(138,091)	(138,091)	-	(52,355)	(52,355)

Fidelity® VIP Balanced Initial Class	68,398	(181,747)	(113,349)	61,318	(465,061)	(403,743)

Fidelity® VIP Balanced Service Class 2	31,643	(60,177)	(28,534)	547	(80,444)	(79,897)

Fidelity® VIP Contrafund® Initial Class	14,643	(1,014,537)	(999,894)	112,035	(937,906)	(825,871)

Fidelity® VIP Contrafund® Service Class 2	1,120,670	(1,181,349)	(60,679)	1,144,393	(1,477,359)	(332,966)

Fidelity® VIP Equity-Income Initial Class	2,145	(285,005)	(282,860)	1,568	(248,526)	(246,958)

Fidelity® VIP Equity-Income Service Class 2	33,337	(944,009)	(910,672)	12,295	(472,305)	(460,010)

Fidelity® VIP Government Money Market Initial Class	254,889	(334,551)	(79,662)	388	(122,602)	(122,214)

Fidelity® VIP Government Money Market Service Class 2	5,203	(25,376)	(20,173)	4,567	(23,381)	(18,814)

Fidelity® VIP Growth Initial Class	32,445	(820,629)	(788,184)	16,193	(732,713)	(716,520)

Fidelity® VIP Growth Service Class 2	4,845	(433,758)	(428,913)	2,462	(183,803)	(181,341)

Fidelity® VIP Growth & Income Initial Class	47,632	(420,078)	(372,446)	8,246	(436,699)	(428,453)

Fidelity® VIP Growth & Income Service Class 2	-	(19,516)	(19,516)	52,763	(49,087)	3,676

Fidelity® VIP Growth Opportunities Initial Class	10,724	(253,106)	(242,382)	-	(254,475)	(254,475)

Fidelity® VIP Growth Opportunities Service Class	71,033	(411,548)	(340,515)	4,107	(226,315)	(222,208)

Fidelity® VIP Growth Opportunities Service Class 2	3,600	(20,492)	(16,892)	3,992	(33,985)	(29,993)

Fidelity® VIP High Income Initial Class	19,243	(97,010)	(77,767)	1,744	(140,717)	(138,973)

Fidelity® VIP High Income Service Class	26,574	(110,988)	(84,414)	1,161	(63,038)	(61,877)

Fidelity® VIP High Income Service Class 2	3,973	(108,141)	(104,168)	4,325	(7,361)	(3,036)

Fidelity® VIP Index 500 Initial Class	389,155	(2,370,108)	(1,980,953)	93,346	(2,208,344)	(2,114,998)

Fidelity® VIP Index 500 Service Class 2	99,185	(808,419)	(709,234)	4,198	(96,096)	(91,898)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Investment Grade Bond Initial Class	$16,600	$(331,285)	$(314,685)	$175,053	$(725,072)	$(550,019)

Fidelity® VIP Investment Grade Bond Service Class 2	16,894	(70,684)	(53,790)	21,311	(97,168)	(75,857)

Fidelity® VIP Mid Cap Initial Class	10,325	(201,973)	(191,648)	4,232	(342,262)	(338,030)

Fidelity® VIP Mid Cap Service Class 2	108,841	(1,085,496)	(976,655)	201,023	(1,376,888)	(1,175,865)

Fidelity® VIP Overseas Initial Class	21,507	(32,983)	(11,476)	204	(82,082)	(81,878)

Fidelity® VIP Value Strategies Service Class 2	24,877	(145,818)	(120,941)	149,603	(287,729)	(138,126)

Franklin Income Class 2 Shares	-	(2,041)	(2,041)	-	(76,704)	(76,704)

Franklin Mutual Shares Class 2 Shares	1,656	(460,878)	(459,222)	14,480	(246,970)	(232,490)

Franklin Rising Dividends Class 2 Shares	84,079	(113,268)	(29,189)	35,464	(291,186)	(255,722)

Franklin Small Cap Value Class 2 Shares	38,584	(150,031)	(111,447)	12,181	(117,099)	(104,918)

Franklin Small-Mid Cap Growth Class 2 Shares	64,340	(545,944)	(481,604)	32,698	(895,905)	(863,207)

Franklin Templeton Developing Markets Class 2 Shares	24,691	(32,697)	(8,006)	297	(26,247)	(25,950)

Franklin Templeton Foreign Class 2 Shares	12,360	(203,691)	(191,331)	15,077	(157,240)	(142,163)

Invesco V.I. American Franchise Series I Shares	-	(462,790)	(462,790)	-	(186,838)	(186,838)

Invesco V.I. American Franchise Series II Shares	190	(53,316)	(53,126)	70	(8,490)	(8,420)

Invesco V.I. American Value Series II Shares	212	(631,827)	(631,615)	94,970	(105,284)	(10,314)

Invesco V.I. Capital Appreciation Series I Shares	127,409	(1,828,685)	(1,701,276)	42,256	(862,988)	(820,732)

Invesco V.I. Capital Appreciation Series II Shares	4,283	(112,031)	(107,748)	4,591	(64,336)	(59,745)

Invesco V.I. Comstock Series II Shares	26,993	(160,478)	(133,485)	55,883	(297,891)	(242,008)

Invesco V.I. Core Equity Series II Shares	5,021	(51,265)	(46,244)	62,064	(236,940)	(174,876)

Invesco V.I. Discovery Mid Cap Growth Series II Shares	3,350	(22,424)	(19,074)	2,888	(31,212)	(28,324)

Invesco V.I. Equity and Income Series I Shares	1,065,544	(212,169)	853,375	-	-	-

Invesco V.I. Equity and Income Series II Shares	36,895	(273,608)	(236,713)	99,117	(680,449)	(581,332)

Invesco V.I. EQV International Equity Series I Shares	31,329	(65,179)	(33,850)	610	(28,288)	(27,678)

Invesco V.I. EQV International Equity Series II Shares	-	(4,061)	(4,061)	-	(2,965)	(2,965)

Invesco V.I. Global Series I Shares	9,114	(173,414)	(164,300)	4,213	(81,418)	(77,205)

Invesco V.I. Global Series II Shares	317	(1,191)	(874)	250	(856)	(606)

Invesco V.I. Global Strategic Income Series I Shares	3,010	(239,418)	(236,408)	6,464	(128,697)	(122,233)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Invesco V.I. Global Strategic Income Series II Shares	$4,125	$(32,249)	$(28,124)	$2,047	$(31,413)	$(29,366)

Invesco V.I. Government Securities Series I Shares	538	(41,086)	(40,548)	565	(28,255)	(27,690)

Invesco V.I. Government Securities Series II Shares	2,277	(15,946)	(13,669)	1,493	(14,627)	(13,134)

Invesco V.I. Main Street Series I Shares	30,205	(564,800)	(534,595)	24,348	(322,832)	(298,484)

Invesco V.I. Main Street Series II Shares	49,284	(134,815)	(85,531)	3,570	(27,252)	(23,682)

Invesco V.I. Main Street Mid Cap Series II Shares	4,069	(18,913)	(14,844)	13,202	(30,001)	(16,799)

Invesco V.I. Main Street Small Cap Series II Shares	813	(7,292)	(6,479)	847	(2,591)	(1,744)

Janus Henderson - Balanced Service Shares	9,019	(412,730)	(403,711)	42,712	(65,758)	(23,046)

Janus Henderson - Enterprise Service Shares	-	(85,524)	(85,524)	-	(114,333)	(114,333)

Janus Henderson - Forty Service Shares		(41,282)	(41,282)	-	(9,073)	(9,073)

Janus Henderson - Global Research Service Shares		(88,467)	(88,467)	-	(72,624)	(72,624)

Janus Henderson - Mid Cap Value Service Shares		(1,428)	(1,428)	698	(2,609)	(1,911)

Janus Henderson - Overseas Service Shares	6,439	(151,899)	(145,460)	12,467	(60,342)	(47,875)

Janus Henderson - Research Service Shares		(121,318)	(121,318)	-	(7,207)	(7,207)

LVIP JPMorgan Core Bond Standard Shares	224,848	(466,595)	(241,747)	2,427,221	(359,314)	2,067,907

LVIP JPMorgan Mid Cap Value Standard Shares	76,277	(284,487)	(208,210)	988,592	(110,678)	877,914

LVIP JPMorgan U.S. Equity Standard Shares	122,407	(644,142)	(521,735)	1,666,020	(256,063)	1,409,957

MFS® Core Equity Initial Class		(2,475)	(2,475)	-	(9,342)	(9,342)

MFS® Growth Initial Class	82,993	(635,611)	(552,618)	83,862	(505,361)	(421,499)

MFS® Growth Service Class		(135,881)	(135,881)	-	(57,651)	(57,651)

MFS® Massachusetts Investors Growth Stock Initial Class		(5,258)	(5,258)	-	(3,075)	(3,075)

MFS® Massachusetts Investors Growth Stock Service Class	19,741	(166,640)	(146,899)	124,748	(345,690)	(220,942)

MFS® New Discovery Initial Class	11,419	(41,916)	(30,497)	10,874	(58,874)	(48,000)

MFS® New Discovery Service Class	186	(46,455)	(46,269)	93	(25,653)	(25,560)

MFS® Research Initial Class	5,808	(168,749)	(162,941)	4,729	(152,799)	(148,070)

MFS® Research Service Class	288	(71,275)	(70,987)	46,564	(247,283)	(200,719)

MFS® Total Return Initial Class	21,934	(751,558)	(729,624)	3,708	(455,980)	(452,272)

MFS® Total Return Service Class	46,289	(546,525)	(500,236)	697	(479,988)	(479,291)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

MFS® Total Return Bond Initial Class	$1,244	$(16,028)	$(14,784)	$5,498	$(12,758)	$(7,260)

MFS® Total Return Bond Service Class	39,918	(78,158)	(38,240)	66,261	(240,528)	(174,267)

MFS® Utilities Initial Class	58,660	(479,686)	(421,026)	8,658	(502,223)	(493,565)

MFS® Utilities Service Class	53,945	(63,281)	(9,336)	4,188	(119,382)	(115,194)

Putnam VT Core Equity Class IB Shares	-	2	2	-	(2,651)	(2,651)

Putnam VT Diversified Income Class IB Shares	1,750	(10,097)	(8,347)	1,363	(10,147)	(8,784)

Putnam VT Focused International Equity Class IB Shares	1,802	(49,366)	(47,564)	8,101	(53,671)	(45,570)

Putnam VT George Putnam Balanced Class IB Shares	68	(23,412)	(23,344)	27	(62,603)	(62,576)

Putnam VT Global Health Care Class IB Shares	45,969	(32,911)	13,058	155	(7,419)	(7,264)

Putnam VT Government Money Market Class IB Shares	450,555	(298,801)	151,754	359,490	(194,348)	165,142

Putnam VT Income Class IB Shares	-	(8)	(8)	-	(2,710)	(2,710)

Putnam VT International Equity Class IB Shares	-	(15,394)	(15,394)	-	(1,461)	(1,461)

Putnam VT Large Cap Growth Class IB Shares	4,738	(281,846)	(277,108)	2,517	(27,490)	(24,973)

Putnam VT Large Cap Value Class IB Shares	52,378	(177,479)	(125,101)	2,097	(646,333)	(644,236)

Putnam VT Research Class IB Shares	-	(872)	(872)	-	(777)	(777)

Putnam VT Sustainable Leaders Class IB Shares	-	(863)	(863)	-	(708)	(708)

TA Aegon Bond Initial Class	217,053	(930,419)	(713,366)	962,998	(992,820)	(29,822)

TA Aegon Bond Service Class	92,346	(258,325)	(165,979)	48,742	(811,158)	(762,416)

TA Aegon Core Bond Initial Class	184,889	(214,189)	(29,300)	43,268	(156,518)	(113,250)

TA Aegon High Yield Bond Initial Class	53,497	(464,523)	(411,026)	374,552	(659,773)	(285,221)

TA Aegon High Yield Bond Service Class	6,034	(32,799)	(26,765)	5,329	(22,678)	(17,349)

TA Aegon Sustainable Equity Income Initial Class	71,919	(1,482,056)	(1,410,137)	365,306	(985,168)	(619,862)

TA Aegon Sustainable Equity Income Service Class	82,662	(230,740)	(148,078)	50,997	(270,122)	(219,125)

TA Aegon U.S. Government Securities Initial Class	134,956	(348,800)	(213,844)	704,724	(426,280)	278,444

TA Aegon U.S. Government Securities Service Class	78,513	(961,621)	(883,108)	285,017	(1,054,253)	(769,236)

TA BlackRock Government Money Market Initial Class	1,713,442	(2,096,573)	(383,131)	1,571,973	(3,938,837)	(2,366,864)

TA BlackRock Government Money Market Service Class	731,157	(1,560,784)	(829,627)	870,315	(2,280,751)	(1,410,436)

TA BlackRock iShares Edge 40 Initial Class	29,175	(143,261)	(114,086)	38,961	(99,061)	(60,100)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock iShares Edge 40 Service Class	$8,962	$(103,476)	$(94,514)	$8,689	$(42,037)	$(33,348)

TA BlackRock Real Estate Securities Initial Class	5,765	(38,410)	(32,645)	76,364	(97,796)	(21,432)

TA BlackRock Real Estate Securities Service Class	16,098	(26,805)	(10,707)	8,061	(4,550)	3,511

TA International Focus Initial Class	16,425	(196,877)	(180,452)	21,653	(78,896)	(57,243)

TA International Focus Service Class	2,013	(42,188)	(40,175)	163	(1,791)	(1,628)

TA Janus Mid-Cap Growth Initial Class	138,517	(680,585)	(542,068)	49,538	(561,775)	(512,237)

TA Janus Mid-Cap Growth Service Class	2,254	(33,014)	(30,760)	36,502	(300,926)	(264,424)

TA JPMorgan Asset Allocation - Conservative Initial Class	142,210	(1,401,912)	(1,259,702)	629,046	(1,104,018)	(474,972)

TA JPMorgan Asset Allocation - Conservative Service Class	40,444	(2,313,474)	(2,273,030)	61,928	(3,750,135)	(3,688,207)

TA JPMorgan Asset Allocation - Growth Initial Class	31,777	(607,853)	(576,076)	13,994	(1,223,165)	(1,209,171)

TA JPMorgan Asset Allocation - Growth Service Class	163,311	(845,473)	(682,162)	145,961	(1,182,823)	(1,036,862)

TA JPMorgan Asset Allocation - Moderate Initial Class	299,201	(2,244,471)	(1,945,270)	83,093	(1,818,688)	(1,735,595)

TA JPMorgan Asset Allocation - Moderate Service Class	1,281,935	(5,364,644)	(4,082,709)	847,671	(7,052,960)	(6,205,289)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	278,551	(2,488,740)	(2,210,189)	219,640	(2,567,260)	(2,347,620)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,984,752	(14,341,683)	(11,356,931)	316,143	(14,315,593)	(13,999,450)

TA JPMorgan Enhanced Index Initial Class	6,933,134	(1,433,266)	5,499,868	655,112	(1,270,675)	(615,563)

TA JPMorgan Enhanced Index Service Class	-	(202,622)	(202,622)	200,000	(23,114)	176,886

TA JPMorgan International Moderate Growth Initial Class	474	(97,901)	(97,427)	674	(11,474)	(10,800)

TA JPMorgan International Moderate Growth Service Class	59,694	(778,630)	(718,936)	33,232	(948,079)	(914,847)

TA JPMorgan Tactical Allocation Initial Class	6,822	(46,019)	(39,197)	4,918	(55,845)	(50,927)

TA JPMorgan Tactical Allocation Service Class	22,170	(162,925)	(140,755)	20,447	(125,694)	(105,247)

TA Multi-Managed Balanced Initial Class	3,259	(380,812)	(377,553)	3,710	(330,247)	(326,537)

TA Multi-Managed Balanced Service Class	96,686	(4,114,445)	(4,017,759)	480,359	(1,826,904)	(1,346,545)

TA Small/Mid Cap Value Initial Class	8,551	(425,785)	(417,234)	19,006	(205,047)	(186,041)

TA T. Rowe Price Small Cap Initial Class	69,675	(675,125)	(605,450)	137,535	(563,779)	(426,244)

TA T. Rowe Price Small Cap Service Class	401	(40,652)	(40,251)	41,918	(13,951)	27,967

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA TSW International Equity Initial Class	$45,146	$(179,482)	$(134,336)	$176,379	$(183,935)	$(7,556)

TA TSW International Equity Service Class	6,940	(101,295)	(94,355)	79,368	(56,860)	22,508

TA TSW Mid Cap Value Opportunities Initial Class	99,155	(338,462)	(239,307)	57,530	(156,721)	(99,191)

TA WMC US Growth Initial Class	388,332	(5,225,390)	(4,837,058)	7,300,416	(2,816,008)	4,484,408

TA WMC US Growth Service Class	108,987	(1,414,364)	(1,305,377)	1,213,085	(1,195,122)	17,963

Wanger Acorn	26,997	(126,077)	(99,080)	35,091	(324,336)	(289,245)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class B Shares
12/31/2024	652,827	$8.12	to	$29.49	$2,813,989	-%	0.85%	to	2.95%	23.89%	to	21.35%
12/31/2023	755,403	6.55	to	24.30	2,656,726	-	0.85	to	2.95	33.66	to	30.94
12/31/2022	803,298	4.90	to	18.56	2,132,627	-	0.85	to	2.95	(29.29)	to	(30.73)
12/31/2021	853,726	6.94	to	26.79	3,263,647	-	0.85	to	2.95	27.57	to	24.97
12/31/2020	1,030,747	5.44	to	21.44	3,107,239	-	0.85	to	2.95	34.01	to	31.28
AB Relative Value Class B Shares
12/31/2024	591,485	4.23	to	3.54	2,031,330	1.13	0.85	to	2.95	11.81	to	9.52
12/31/2023	668,414	3.78	to	3.23	2,067,196	1.41	0.85	to	2.95	10.78	to	8.53
12/31/2022	776,247	3.41	to	2.98	2,158,785	1.08	0.85	to	2.95	(5.22)	to	(7.15)
12/31/2021	860,559	3.60	to	3.21	2,506,746	0.69	0.85	to	2.95	26.76	to	24.18
12/31/2020	1,111,247	2.84	to	2.58	2,594,359	1.34	0.85	to	2.95	1.61	to	(0.46)
AB Sustainable Global Thematic Growth Class B Shares
12/31/2024	446,398	3.95	to	19.62	741,426	-	1.05	to	2.65	4.85	to	3.21
12/31/2023	493,958	3.77	to	19.01	788,692	0.03	1.05	to	2.65	14.50	to	12.72
12/31/2022	513,388	3.29	to	16.86	724,909	-	1.05	to	2.65	(27.92)	to	(29.05)
12/31/2021	594,713	4.56	to	23.77	1,135,084	-	1.05	to	2.65	21.30	to	19.41
12/31/2020	642,848	3.76	to	19.90	1,039,738	0.45	1.05	to	2.65	37.64	to	35.49
Allspring VT Discovery All Cap Growth Class 1 Shares
12/31/2024	189,253	6.17	to	3.55	1,238,235	-	1.25	to	2.50	19.80	to	18.33
12/31/2023	211,450	5.15	to	3.00	1,153,057	-	1.25	to	2.50	31.85	to	30.25
12/31/2022	229,861	3.91	to	2.30	945,784	-	1.25	to	2.50	(37.82)	to	(38.58)
12/31/2021	268,199	6.29	to	3.75	1,750,141	-	1.25	to	2.50	13.85	to	12.46
12/31/2020	325,936	5.52	to	3.34	1,870,182	-	1.25	to	2.50	41.64	to	39.91
Allspring VT Discovery All Cap Growth Class 2 Shares
12/31/2024	21,546	8.83	to	24.95	174,507	-	1.05	to	2.50	19.74	to	18.03
12/31/2023	29,899	7.37	to	21.13	202,783	-	1.05	to	2.50	31.79	to	29.93
12/31/2022	32,634	5.59	to	16.27	168,817	-	1.05	to	2.50	(37.85)	to	(38.73)
12/31/2021	41,559	9.00	to	26.55	346,827	-	1.05	to	2.50	13.78	to	12.17
12/31/2020	43,543	7.91	to	23.67	320,710	-	1.05	to	2.50	41.70	to	39.70
Allspring VT Opportunity Class 1 Shares
12/31/2024	373,681	4.28	to	3.63	1,547,739	0.27	1.25	to	2.50	13.91	to	12.52
12/31/2023	403,660	3.75	to	3.23	1,470,104	-	1.25	to	2.50	25.27	to	23.75
12/31/2022	449,435	3.00	to	2.61	1,310,221	-	1.25	to	2.50	(21.59)	to	(22.54)
12/31/2021	491,012	3.82	to	3.37	1,830,364	0.25	1.25	to	2.50	23.52	to	22.02
12/31/2020	570,935	3.09	to	2.76	1,727,970	0.71	1.25	to	2.50	19.83	to	18.37
Allspring VT Opportunity Class 2 Shares
12/31/2024	16,226	4.24	to	20.61	64,997	0.05	1.05	to	2.50	13.85	to	12.23
12/31/2023	24,318	3.73	to	18.36	85,865	-	1.05	to	2.50	25.19	to	23.42
12/31/2022	33,129	2.98	to	14.88	94,309	-	1.05	to	2.50	(21.63)	to	(22.74)
12/31/2021	36,202	3.80	to	19.26	132,082	0.04	1.05	to	2.50	23.48	to	21.74
12/31/2020	38,127	3.08	to	15.82	113,104	0.43	1.05	to	2.50	19.75	to	18.05
Allspring VT Small Cap Growth Class 1 Shares
12/31/2024	208,750	3.87	to	2.47	756,567	-	1.25	to	2.50	17.59	to	16.15
12/31/2023	231,134	3.29	to	2.13	711,673	-	1.25	to	2.50	3.07	to	1.82
12/31/2022	409,118	3.19	to	2.09	1,237,821	-	1.25	to	2.50	(35.11)	to	(35.90)
12/31/2021	468,202	4.92	to	3.26	2,186,457	-	1.25	to	2.50	6.60	to	5.30
12/31/2020	502,137	4.62	to	3.10	2,200,830	-	1.25	to	2.50	56.15	to	54.24

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Allspring VT Small Cap Growth Class 2 Shares
12/31/2024	24,847	$3.69	to	$17.73	$88,781	-%	1.05%	to	2.50%	17.46%	to	15.79%
12/31/2023	33,311	3.14	to	15.31	101,202	-	1.05	to	2.50	3.03	to	1.57
12/31/2022	34,631	3.05	to	15.08	102,402	-	1.05	to	2.50	(35.10)	to	(36.02)
12/31/2021	36,379	4.69	to	23.57	166,191	-	1.05	to	2.50	6.52	to	5.01
12/31/2020	39,390	4.41	to	22.44	169,560	-	1.05	to	2.50	56.15	to	53.94
BNY Mellon Stock Index Initial Shares
12/31/2024	296,093	6.34	to	5.22	1,836,594	1.15	1.25	to	2.50	23.11	to	21.61
12/31/2023	359,005	5.15	to	4.30	1,808,774	1.43	1.25	to	2.50	24.38	to	22.87
12/31/2022	370,487	4.14	to	3.50	1,501,151	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	397,057	5.13	to	4.39	1,994,787	1.13	1.25	to	2.50	26.83	to	25.28
12/31/2020	476,795	4.05	to	3.50	1,893,906	1.58	1.25	to	2.50	16.55	to	15.13
BNY Mellon Stock Index Service Shares
12/31/2024	6,509	5.63	to	4.23	27,547	0.90	1.25	to	2.50	22.80	to	21.30
12/31/2023	6,513	4.58	to	3.49	22,726	1.15	1.25	to	2.50	24.06	to	22.55
12/31/2022	7,193	3.69	to	2.85	20,479	1.10	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	6,286	4.59	to	3.58	22,515	0.81	1.25	to	2.50	26.54	to	24.99
12/31/2020	6,700	3.63	to	2.87	19,199	1.31	1.25	to	2.50	16.26	to	14.84
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2024	74,033	2.90	to	22.32	214,806	0.53	1.40	to	2.65	23.16	to	21.65
12/31/2023	95,675	2.36	to	18.35	225,405	0.73	1.40	to	2.65	22.12	to	20.64
12/31/2022	99,304	1.93	to	15.21	191,582	0.52	1.40	to	2.65	(23.94)	to	(24.86)
12/31/2021	90,555	2.54	to	20.24	229,679	0.76	1.40	to	2.65	25.24	to	23.72
12/31/2020	97,939	2.03	to	16.36	198,340	1.29	1.40	to	2.65	22.43	to	20.94
BNY Mellon VIF Appreciation Initial Shares
12/31/2024	346,755	5.87	to	22.82	2,034,979	0.42	1.40	to	2.65	11.24	to	9.88
12/31/2023	405,541	5.28	to	20.77	2,139,486	0.71	1.40	to	2.65	19.30	to	17.86
12/31/2022	433,645	4.42	to	17.62	1,917,574	0.66	1.40	to	2.65	(19.19)	to	(20.18)
12/31/2021	475,862	5.47	to	22.07	2,604,111	0.44	1.40	to	2.65	25.38	to	23.85
12/31/2020	512,061	4.36	to	17.82	2,233,121	0.79	1.40	to	2.65	21.98	to	20.50
BNY Mellon VIF Government Money Market
12/31/2024	537,158	1.15	to	0.75	598,500	4.68	1.25	to	2.50	3.46	to	2.20
12/31/2023	689,481	1.12	to	0.73	746,426	4.50	1.25	to	2.50	3.31	to	2.05
12/31/2022	784,593	1.08	to	0.72	824,876	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	849,145	1.08	to	0.73	893,513	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	1,013,958	1.09	to	0.75	1,079,879	0.22	1.25	to	2.50	(1.03)	to	(2.23)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2024	242,144	5.66	to	24.44	1,369,726	0.55	1.40	to	2.65	21.02	to	19.54
12/31/2023	224,999	4.67	to	20.45	1,051,659	0.66	1.40	to	2.65	24.94	to	23.43
12/31/2022	232,577	3.74	to	16.56	870,067	0.79	1.40	to	2.65	(15.99)	to	(17.01)
12/31/2021	250,827	4.45	to	19.96	1,116,956	0.47	1.40	to	2.65	23.90	to	22.39
12/31/2020	286,523	3.59	to	16.31	1,029,826	0.77	1.40	to	2.65	22.91	to	21.42
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	451,918	2.87	to	13.02	1,299,126	0.68	1.40	to	2.65	3.16	to	1.90
12/31/2023	461,149	2.78	to	12.77	1,285,220	0.34	1.40	to	2.65	7.78	to	6.47
12/31/2022	493,145	2.58	to	12.00	1,275,298	-	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021	532,421	3.14	to	14.77	1,674,329	0.11	1.40	to	2.65	14.85	to	13.46
12/31/2020	555,874	2.73	to	13.02	1,522,102	0.65	1.40	to	2.65	18.24	to	16.80
Columbia - Dividend Opportunity Class 1 Shares
12/31/2024	285,994	2.73	to	16.75	797,259	-	1.05	to	2.50	14.21	to	12.59
12/31/2023	323,782	2.39	to	14.88	790,279	-	1.05	to	2.50	4.00	to	2.53
12/31/2022	345,561	2.30	to	14.51	816,353	-	1.05	to	2.50	(2.14)	to	(3.52)
12/31/2021	364,669	2.35	to	15.04	892,198	-	1.05	to	2.50	24.85	to	23.09
12/31/2020	384,921	1.88	to	12.22	759,645	-	1.05	to	2.50	0.10	to	(1.32)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia - Income Opportunity Class 1 Shares
12/31/2024	726,583	$1.44	to	$1.22	$1,005,222	5.44%	1.05%	to	2.50%	4.80%	to	3.31%
12/31/2023	865,367	1.38	to	1.18	1,148,887	5.16	1.05	to	2.50	10.40	to	8.85
12/31/2022	898,151	1.25	to	1.09	1,084,860	5.35	1.05	to	2.50	(10.95)	to	(12.20)
12/31/2021	958,319	1.40	to	1.24	1,303,953	9.15	1.05	to	2.50	3.41	to	1.95
12/31/2020	1,025,977	1.35	to	1.21	1,354,605	4.78	1.05	to	2.50	4.80	to	3.31
Columbia - Large Cap Growth Class 1 Shares
12/31/2024	1,248,876	3.58	to	3.16	4,317,736	-	1.05	to	2.50	29.96	to	28.11
12/31/2023	1,458,038	2.75	to	2.47	3,896,627	-	1.05	to	2.50	41.68	to	39.69
12/31/2022	1,614,269	1.94	to	1.77	3,057,565	-	1.05	to	2.50	(32.10)	to	(33.06)
12/31/2021	1,659,549	2.86	to	2.64	4,648,354	-	1.05	to	2.50	27.39	to	25.59
12/31/2020	1,910,999	2.25	to	2.10	4,217,777	-	1.05	to	2.50	33.34	to	31.45
Columbia - Overseas Core Class 2 Shares
12/31/2024	896,483	1.41	to	1.24	1,217,492	4.17	1.05	to	2.50	2.16	to	0.71
12/31/2023	933,025	1.38	to	1.24	1,244,861	1.70	1.05	to	2.50	14.13	to	12.52
12/31/2022	1,011,551	1.21	to	1.10	1,187,323	0.77	1.05	to	2.50	(15.79)	to	(16.97)
12/31/2021	1,037,491	1.43	to	1.32	1,460,494	1.10	1.05	to	2.50	8.60	to	7.07
12/31/2020	1,149,888	1.32	to	1.24	1,495,377	1.45	1.05	to	2.50	7.69	to	6.17
Columbia - Select Mid Cap Growth Class 1 Shares
12/31/2024	377,179	3.33	to	2.82	1,201,337	-	1.05	to	2.50	22.39	to	20.65
12/31/2023	428,743	2.72	to	2.34	1,118,978	-	1.05	to	2.50	23.94	to	22.20
12/31/2022	453,707	2.19	to	1.91	958,786	-	1.05	to	2.50	(31.55)	to	(32.52)
12/31/2021	470,769	3.21	to	2.83	1,458,449	-	1.05	to	2.50	15.36	to	13.73
12/31/2020	492,115	2.78	to	2.49	1,326,684	-	1.05	to	2.50	34.02	to	32.12
Columbia - Select Mid Cap Value Class 1 Shares
12/31/2024	61,419	2.99	to	16.73	187,202	-	1.05	to	2.50	11.37	to	9.78
12/31/2023	76,674	2.68	to	15.24	209,417	-	1.05	to	2.50	9.16	to	7.62
12/31/2022	77,928	2.46	to	14.16	196,886	-	1.05	to	2.50	(10.38)	to	(11.64)
12/31/2021	93,830	2.74	to	16.02	272,455	-	1.05	to	2.50	30.95	to	29.10
12/31/2020	125,461	2.10	to	12.41	274,450	-	1.05	to	2.50	6.36	to	4.86
Columbia - Small Cap Value Class 1 Shares
12/31/2024	162,869	6.78	to	1.92	802,054	0.75	1.05	to	2.50	7.73	to	6.20
12/31/2023	181,410	6.29	to	1.80	825,906	0.76	1.05	to	2.50	20.68	to	18.98
12/31/2022	208,127	5.21	to	1.52	783,539	0.74	1.05	to	2.50	(9.64)	to	(10.92)
12/31/2021	234,137	5.77	to	1.70	971,018	0.67	1.05	to	2.50	27.85	to	26.04
12/31/2020	266,687	4.51	to	1.35	860,898	0.62	1.05	to	2.50	7.67	to	6.14
Columbia - Small Company Growth Class 1 Shares
12/31/2024	4,709	4.22	to	24.37	25,296	2.30	1.05	to	2.50	22.82	to	21.07
12/31/2023	5,265	3.44	to	20.13	23,046	-	1.05	to	2.50	25.32	to	23.55
12/31/2022	5,904	2.74	to	16.29	20,616	-	1.05	to	2.50	(36.43)	to	(37.33)
12/31/2021	6,640	4.31	to	26.00	38,281	-	1.05	to	2.50	(3.91)	to	(5.27)
12/31/2020	8,738	4.49	to	27.45	49,961	-	1.05	to	2.50	69.35	to	66.96
Columbia - Strategic Income Class 1 Shares
12/31/2024	251,308	2.36	to	10.63	535,129	4.55	1.05	to	2.50	3.61	to	2.13
12/31/2023	262,678	2.28	to	10.41	542,053	3.53	1.05	to	2.50	8.54	to	7.01
12/31/2022	274,217	2.10	to	9.72	522,656	2.90	1.05	to	2.50	(12.29)	to	(13.53)
12/31/2021	330,561	2.39	to	11.25	731,576	5.44	1.05	to	2.50	1.03	to	(0.40)
12/31/2020	355,811	2.37	to	11.29	780,640	3.57	1.05	to	2.50	5.71	to	4.21
CTIVP® - Principal Blue Chip Growth Class 1 Shares
12/31/2024	1,186,567	3.15	to	2.79	3,645,527	-	1.05	to	2.50	20.15	to	18.44
12/31/2023	1,292,445	2.62	to	2.35	3,313,989	-	1.05	to	2.50	38.09	to	36.15
12/31/2022	1,364,830	1.90	to	1.73	2,541,607	-	1.05	to	2.50	(28.75)	to	(29.76)
12/31/2021	1,460,926	2.67	to	2.46	3,828,722	-	1.05	to	2.50	17.34	to	15.68
12/31/2020	1,613,885	2.27	to	2.13	3,615,329	-	1.05	to	2.50	30.56	to	28.72

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Davis Equity
12/31/2024	696,850	$5.23	to	$3.28	$2,643,062	1.07%	1.05%	to	2.50%	16.82%	to	15.16%
12/31/2023	854,400	4.48	to	2.85	2,796,569	1.33	1.05	to	2.50	31.26	to	29.41
12/31/2022	1,050,834	3.41	to	2.20	2,656,898	1.21	1.05	to	2.50	(20.96)	to	(22.08)
12/31/2021	1,165,845	4.31	to	2.83	3,746,669	0.57	1.05	to	2.50	16.63	to	14.98
12/31/2020	1,332,711	3.70	to	2.46	3,663,319	0.70	1.05	to	2.50	10.56	to	9.00
Federated Hermes Government Money II Service Shares
12/31/2024	2,266,767	1.07	to	9.28	2,248,503	4.58	1.05	to	2.65	3.58	to	1.96
12/31/2023	2,485,803	1.03	to	9.10	2,388,332	4.42	1.05	to	2.65	3.44	to	1.83
12/31/2022	3,287,841	1.00	to	8.94	3,053,007	1.12	1.05	to	2.65	0.11	to	(1.45)
12/31/2021	3,621,544	1.00	to	9.07	3,370,633	-	1.05	to	2.65	(1.04)	to	(2.58)
12/31/2020	4,306,880	1.01	to	9.31	4,065,950	0.17	1.05	to	2.65	(0.84)	to	(2.38)
Federated Hermes High Income Bond II Primary Shares
12/31/2024	520,071	3.07	to	11.28	1,501,798	5.58	1.05	to	2.65	5.16	to	3.51
12/31/2023	573,437	2.92	to	10.90	1,580,801	5.86	1.05	to	2.65	11.55	to	9.81
12/31/2022	633,339	2.62	to	9.93	1,570,874	5.37	1.05	to	2.65	(12.69)	to	(14.05)
12/31/2021	651,983	3.00	to	11.55	1,857,360	4.97	1.05	to	2.65	3.76	to	2.14
12/31/2020	781,213	2.89	to	11.31	2,154,255	5.90	1.05	to	2.65	4.49	to	2.86
Federated Hermes Kaufmann II Primary Shares
12/31/2024	263,993	6.47	to	3.28	1,469,750	0.82	1.05	to	2.50	15.83	to	14.18
12/31/2023	303,755	5.59	to	2.88	1,473,569	-	1.05	to	2.50	14.04	to	12.43
12/31/2022	321,466	4.90	to	2.56	1,370,323	-	1.05	to	2.50	(30.82)	to	(31.80)
12/31/2021	356,018	7.08	to	3.75	2,206,386	-	1.05	to	2.50	1.44	to	0.01
12/31/2020	390,085	6.98	to	3.75	2,393,507	-	1.05	to	2.50	27.46	to	25.65
Federated Hermes Kaufmann II Service Shares
12/31/2024	219,241	4.50	to	17.44	950,162	0.66	1.05	to	2.50	15.56	to	13.91
12/31/2023	257,104	3.89	to	15.31	964,856	-	1.05	to	2.50	13.67	to	12.07
12/31/2022	363,781	3.43	to	13.66	1,203,603	-	1.05	to	2.50	(30.98)	to	(31.96)
12/31/2021	380,725	4.96	to	20.08	1,827,772	-	1.05	to	2.50	1.20	to	(0.23)
12/31/2020	428,890	4.90	to	20.13	2,037,342	-	1.05	to	2.50	27.15	to	25.35
Federated Hermes Managed Volatility II Primary Shares
12/31/2024	265,979	2.38	to	13.56	646,969	2.25	1.05	to	2.65	14.35	to	12.56
12/31/2023	323,306	2.08	to	12.05	692,707	1.91	1.05	to	2.65	7.56	to	5.88
12/31/2022	342,609	1.93	to	11.38	680,126	1.87	1.05	to	2.65	(14.65)	to	(15.98)
12/31/2021	354,525	2.26	to	13.54	826,804	1.79	1.05	to	2.65	17.28	to	15.45
12/31/2020	402,180	1.93	to	11.73	797,437	2.61	1.05	to	2.65	(0.12)	to	(1.67)
Federated Hermes Managed Volatility II Service Shares
12/31/2024	212,186	1.32	to	12.10	278,054	1.93	1.05	to	2.50	14.20	to	12.58
12/31/2023	236,394	1.16	to	10.74	271,735	1.59	1.05	to	2.50	7.21	to	5.70
12/31/2022	274,187	1.08	to	10.17	294,392	-	1.05	to	2.50	(14.89)	to	(16.09)
12/31/2021	304,573	1.27	to	12.11	384,868	1.57	1.05	to	2.50	17.03	to	15.37
12/31/2020	326,762	1.09	to	10.50	353,494	2.04	1.05	to	2.50	(0.34)	to	(1.75)
Federated Hermes Quality Bond II Primary Shares
12/31/2024	55,793	1.67	to	9.89	93,955	2.97	1.05	to	2.50	2.80	to	1.34
12/31/2023	57,922	1.62	to	9.76	95,228	2.63	1.05	to	2.50	5.04	to	3.55
12/31/2022	59,349	1.54	to	9.43	93,215	2.83	1.05	to	2.50	(10.22)	to	(11.48)
12/31/2021	95,476	1.72	to	10.65	166,733	2.61	1.05	to	2.50	(2.42)	to	(3.80)
12/31/2020	126,380	1.76	to	11.07	225,676	2.76	1.05	to	2.50	7.00	to	5.48
Fidelity® VIP Asset Manager Initial Class
12/31/2024	213,277	2.69	to	1.35	733,657	2.31	1.15	to	3.85	7.26	to	4.45
12/31/2023	261,096	2.51	to	1.30	841,818	2.18	1.15	to	3.85	11.66	to	8.77
12/31/2022	319,012	2.25	to	1.19	924,565	2.10	1.15	to	3.85	(15.90)	to	(18.09)
12/31/2021	337,969	2.67	to	1.46	1,171,414	1.54	1.15	to	3.85	8.67	to	5.84
12/31/2020	383,693	2.46	to	1.37	1,226,885	1.52	1.15	to	3.85	13.56	to	10.61

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2024	92,445	$2.74	to	$1.37	$355,428	1.54%	1.15%	to	3.85%	9.54%	to	6.68%
12/31/2023	129,678	2.50	to	1.28	455,607	1.73	1.15	to	3.85	15.05	to	12.07
12/31/2022	145,555	2.17	to	1.14	445,515	1.83	1.15	to	3.85	(17.82)	to	(19.96)
12/31/2021	149,185	2.64	to	1.43	556,420	1.35	1.15	to	3.85	12.67	to	9.74
12/31/2020	184,456	2.35	to	1.30	611,843	1.05	1.15	to	3.85	15.93	to	12.92
Fidelity® VIP Balanced Initial Class
12/31/2024	427,469	4.14	to	2.17	2,291,535	1.83	1.15	to	3.85	14.60	to	11.60
12/31/2023	450,089	3.61	to	1.95	2,109,889	1.64	1.15	to	3.85	20.15	to	17.04
12/31/2022	544,302	3.01	to	1.66	2,126,544	1.22	1.15	to	3.85	(18.87)	to	(20.98)
12/31/2021	634,822	3.71	to	2.11	3,057,938	0.90	1.15	to	3.85	16.92	to	13.88
12/31/2020	754,599	3.17	to	1.85	3,111,589	1.43	1.15	to	3.85	21.00	to	17.85
Fidelity® VIP Balanced Service Class 2
12/31/2024	80,379	4.30	to	3.23	300,860	1.70	1.25	to	2.50	14.19	to	12.79
12/31/2023	88,824	3.76	to	2.86	290,938	1.51	1.25	to	2.50	19.74	to	18.29
12/31/2022	116,123	3.14	to	2.42	316,845	1.04	1.25	to	2.50	(19.20)	to	(20.18)
12/31/2021	120,245	3.89	to	3.03	406,677	0.68	1.25	to	2.50	16.54	to	15.11
12/31/2020	156,039	3.34	to	2.64	453,094	1.27	1.25	to	2.50	20.62	to	19.15
Fidelity® VIP Contrafund® Initial Class
12/31/2024	795,067	8.13	to	4.08	10,183,844	0.19	1.15	to	3.85	32.26	to	28.81
12/31/2023	884,013	6.15	to	3.17	8,566,992	0.49	1.15	to	3.85	31.94	to	28.52
12/31/2022	981,297	4.66	to	2.46	7,222,451	0.49	1.15	to	3.85	(27.15)	to	(29.04)
12/31/2021	1,114,031	6.40	to	3.47	11,244,241	0.06	1.15	to	3.85	26.38	to	23.10
12/31/2020	1,163,986	5.06	to	2.82	9,313,072	0.25	1.15	to	3.85	29.08	to	25.73
Fidelity® VIP Contrafund® Service Class 2
12/31/2024	1,954,247	7.50	to	4.07	11,566,652	0.03	0.85	to	2.95	32.32	to	29.61
12/31/2023	1,977,082	5.67	to	3.14	8,839,127	0.26	0.85	to	2.95	32.00	to	29.32
12/31/2022	2,046,414	4.29	to	2.43	7,009,316	0.26	0.85	to	2.95	(27.11)	to	(28.59)
12/31/2021	2,266,767	5.89	to	3.40	10,713,245	0.03	0.85	to	2.95	26.44	to	23.86
12/31/2020	2,611,959	4.66	to	2.74	9,880,113	0.08	0.85	to	2.95	29.14	to	26.50
Fidelity® VIP Equity-Income Initial Class
12/31/2024	612,723	4.05	to	2.15	3,507,953	1.76	1.15	to	3.85	14.03	to	11.05
12/31/2023	664,959	3.55	to	1.94	3,344,616	1.89	1.15	to	3.85	9.39	to	6.56
12/31/2022	717,168	3.24	to	1.82	3,305,286	1.80	1.15	to	3.85	(6.04)	to	(8.47)
12/31/2021	813,250	3.45	to	1.99	4,020,258	1.86	1.15	to	3.85	23.47	to	20.27
12/31/2020	897,970	2.80	to	1.65	3,599,767	1.80	1.15	to	3.85	5.48	to	2.74
Fidelity® VIP Equity-Income Service Class 2
12/31/2024	1,490,970	3.90	to	2.73	5,458,089	1.54	0.85	to	2.95	14.08	to	11.74
12/31/2023	1,750,727	3.41	to	2.44	5,655,911	1.71	0.85	to	2.95	9.45	to	7.22
12/31/2022	1,900,631	3.12	to	2.28	5,650,072	1.69	0.85	to	2.95	(6.04)	to	(7.96)
12/31/2021	2,068,225	3.32	to	2.48	6,579,146	1.62	0.85	to	2.95	23.56	to	21.04
12/31/2020	2,303,115	2.69	to	2.05	5,962,177	1.59	0.85	to	2.95	5.54	to	3.39
Fidelity® VIP Government Money Market Initial Class
12/31/2024	486,710	1.23	to	0.63	632,513	5.00	1.15	to	3.85	3.90	to	1.19
12/31/2023	547,969	1.19	to	0.62	688,437	4.78	1.15	to	3.85	3.70	to	1.02
12/31/2022	646,362	1.15	to	0.61	785,000	1.60	1.15	to	3.85	0.29	to	(2.31)
12/31/2021	389,779	1.14	to	0.63	470,246	0.01	1.15	to	3.85	(1.13)	to	(3.70)
12/31/2020	313,256	1.16	to	0.65	380,772	0.31	1.15	to	3.85	(0.82)	to	(3.40)
Fidelity® VIP Government Money Market Service Class 2
12/31/2024	173,509	1.09	to	0.86	184,168	4.74	1.25	to	2.50	3.54	to	2.27
12/31/2023	192,704	1.05	to	0.84	197,920	4.54	1.25	to	2.50	3.35	to	2.09
12/31/2022	211,188	1.02	to	0.83	210,246	1.23	1.25	to	2.50	0.02	to	(1.20)
12/31/2021	232,271	1.02	to	0.84	231,154	0.01	1.25	to	2.50	(1.23)	to	(2.43)
12/31/2020	286,723	1.03	to	0.86	289,196	0.25	1.25	to	2.50	(1.00)	to	(2.21)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2024	692,723	$6.59	to	$3.11	$7,708,335	-%	1.15%	to	3.85%	28.90%	to	25.53%
12/31/2023	767,929	5.11	to	2.48	6,652,419	0.13	1.15	to	3.85	34.69	to	31.20
12/31/2022	860,701	3.80	to	1.89	5,551,816	0.62	1.15	to	3.85	(25.31)	to	(27.25)
12/31/2021	1,012,162	5.08	to	2.60	8,722,736	-	1.15	to	3.85	21.81	to	18.65
12/31/2020	1,141,247	4.17	to	2.19	8,095,914	0.08	1.15	to	3.85	42.26	to	38.56
Fidelity® VIP Growth Service Class 2
12/31/2024	572,025	8.21	to	33.04	3,044,073	-	0.85	to	2.95	28.97	to	26.33
12/31/2023	649,307	6.37	to	26.16	2,728,272	-	0.85	to	2.95	34.75	to	32.01
12/31/2022	699,165	4.73	to	19.81	2,201,483	0.35	0.85	to	2.95	(25.28)	to	(26.80)
12/31/2021	730,905	6.33	to	27.07	3,106,013	-	0.85	to	2.95	21.87	to	19.38
12/31/2020	884,798	5.19	to	22.67	3,149,653	0.04	0.85	to	2.95	42.34	to	39.44
Fidelity® VIP Growth & Income Initial Class
12/31/2024	433,856	4.61	to	2.34	2,974,530	1.42	1.15	to	3.85	20.82	to	17.66
12/31/2023	493,135	3.81	to	1.99	2,800,685	1.58	1.15	to	3.85	17.37	to	14.33
12/31/2022	574,476	3.25	to	1.74	2,791,123	1.55	1.15	to	3.85	(6.03)	to	(8.47)
12/31/2021	662,390	3.46	to	1.90	3,461,118	2.38	1.15	to	3.85	24.52	to	21.28
12/31/2020	709,886	2.78	to	1.57	2,985,573	2.07	1.15	to	3.85	6.62	to	3.85
Fidelity® VIP Growth & Income Service Class 2
12/31/2024	108,014	4.94	to	3.72	442,478	1.27	1.25	to	2.50	20.45	to	18.97
12/31/2023	113,004	4.10	to	3.12	384,533	1.53	1.25	to	2.50	16.91	to	15.49
12/31/2022	111,851	3.51	to	2.71	325,098	1.51	1.25	to	2.50	(6.34)	to	(7.48)
12/31/2021	109,674	3.75	to	2.92	341,097	2.19	1.25	to	2.50	24.09	to	22.58
12/31/2020	124,426	3.02	to	2.39	312,219	1.94	1.25	to	2.50	6.27	to	4.97
Fidelity® VIP Growth Opportunities Initial Class
12/31/2024	376,752	6.83	to	3.57	3,738,556	-	1.15	to	3.85	37.30	to	33.72
12/31/2023	404,787	4.97	to	2.67	2,935,727	-	1.15	to	3.85	44.00	to	40.27
12/31/2022	443,458	3.45	to	1.90	2,240,256	-	1.15	to	3.85	(38.85)	to	(40.44)
12/31/2021	487,969	5.65	to	3.20	4,035,230	-	1.15	to	3.85	10.67	to	7.79
12/31/2020	572,924	5.10	to	2.97	4,287,046	0.01	1.15	to	3.85	66.74	to	62.42
Fidelity® VIP Growth Opportunities Service Class
12/31/2024	215,109	9.99	to	10.85	2,056,050	-	1.25	to	2.50	37.04	to	35.36
12/31/2023	257,194	7.29	to	8.01	1,792,181	-	1.25	to	2.50	43.72	to	41.98
12/31/2022	294,454	5.07	to	5.64	1,433,446	-	1.25	to	2.50	(38.98)	to	(39.72)
12/31/2021	332,185	8.31	to	9.36	2,660,973	-	1.25	to	2.50	10.45	to	9.10
12/31/2020	358,115	7.52	to	8.58	2,595,903	0.01	1.25	to	2.50	66.42	to	64.39
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2024	128,955	11.48	to	38.71	969,848	-	1.05	to	2.95	37.11	to	34.57
12/31/2023	130,990	8.37	to	28.77	725,306	-	1.05	to	2.95	43.80	to	41.16
12/31/2022	135,610	5.82	to	20.38	531,929	-	1.05	to	2.95	(38.96)	to	(40.08)
12/31/2021	135,133	9.54	to	34.02	872,431	-	1.05	to	2.95	10.51	to	8.47
12/31/2020	157,196	8.63	to	31.36	910,039	-	1.05	to	2.95	66.48	to	63.42
Fidelity® VIP High Income Initial Class
12/31/2024	298,498	2.05	to	1.10	688,653	5.91	1.15	to	3.85	7.73	to	4.91
12/31/2023	334,159	1.91	to	1.04	716,695	5.22	1.15	to	3.85	9.22	to	6.39
12/31/2022	402,846	1.74	to	0.98	792,472	4.87	1.15	to	3.85	(12.38)	to	(14.66)
12/31/2021	441,389	1.99	to	1.15	991,863	5.33	1.15	to	3.85	3.22	to	0.54
12/31/2020	452,174	1.93	to	1.14	986,326	4.96	1.15	to	3.85	1.58	to	(1.06)
Fidelity® VIP High Income Service Class
12/31/2024	191,561	2.29	to	1.17	479,700	5.47	1.25	to	2.50	7.37	to	6.06
12/31/2023	224,575	2.13	to	1.11	530,126	5.50	1.25	to	2.50	9.14	to	7.82
12/31/2022	253,903	1.96	to	1.03	546,603	4.95	1.25	to	2.50	(12.65)	to	(13.71)
12/31/2021	272,039	2.24	to	1.19	671,179	5.20	1.25	to	2.50	3.21	to	1.95
12/31/2020	285,145	2.17	to	1.17	683,206	4.82	1.25	to	2.50	1.38	to	0.15

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP High Income Service Class 2
12/31/2024	88,007	$2.59	to	$2.02	$187,057	4.29%	1.05%	to	2.50%	7.48%	to	5.95%
12/31/2023	136,467	2.41	to	1.91	271,496	5.78	1.05	to	2.50	9.10	to	7.56
12/31/2022	137,710	2.21	to	1.77	252,623	5.01	1.05	to	2.50	(12.59)	to	(13.82)
12/31/2021	144,101	2.53	to	2.06	311,982	4.77	1.05	to	2.50	3.21	to	1.75
12/31/2020	178,281	2.45	to	2.02	375,085	5.03	1.05	to	2.50	1.36	to	(0.08)
Fidelity® VIP Index 500 Initial Class
12/31/2024	2,240,125	5.27	to	2.61	18,389,652	1.26	1.15	to	3.85	23.47	to	20.24
12/31/2023	2,498,003	4.27	to	2.17	16,687,219	1.44	1.15	to	3.85	24.76	to	21.53
12/31/2022	2,833,079	3.42	to	1.79	15,282,474	1.43	1.15	to	3.85	(19.14)	to	(21.24)
12/31/2021	3,275,382	4.23	to	2.27	21,929,910	1.23	1.15	to	3.85	27.12	to	23.81
12/31/2020	3,653,206	3.33	to	1.83	19,306,303	1.71	1.15	to	3.85	16.90	to	13.86
Fidelity® VIP Index 500 Service Class 2
12/31/2024	171,675	7.24	to	23.74	1,167,657	0.93	1.05	to	2.50	23.29	to	21.53
12/31/2023	282,957	5.87	to	19.53	1,546,030	1.26	1.05	to	2.50	24.58	to	22.82
12/31/2022	301,695	4.72	to	15.90	1,328,885	1.20	1.05	to	2.50	(19.26)	to	(20.41)
12/31/2021	351,361	5.84	to	19.98	1,917,332	1.00	1.05	to	2.50	26.93	to	25.13
12/31/2020	391,546	4.60	to	15.97	1,675,421	1.59	1.05	to	2.50	16.72	to	15.07
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2024	1,351,263	2.10	to	1.08	2,695,110	3.40	1.15	to	3.85	0.63	to	(2.01)
12/31/2023	1,515,785	2.09	to	1.10	3,000,628	2.38	1.15	to	3.85	5.00	to	2.28
12/31/2022	1,768,730	1.99	to	1.08	3,412,185	2.04	1.15	to	3.85	(13.95)	to	(16.18)
12/31/2021	2,138,193	2.31	to	1.29	4,832,216	2.00	1.15	to	3.85	(1.74)	to	(4.29)
12/31/2020	2,308,297	2.35	to	1.35	5,312,162	2.23	1.15	to	3.85	8.15	to	5.34
Fidelity® VIP Investment Grade Bond Service Class 2
12/31/2024	240,230	1.55	to	1.12	421,415	3.18	1.05	to	2.50	0.44	to	(0.99)
12/31/2023	270,109	1.54	to	1.13	474,010	2.42	1.05	to	2.50	4.90	to	3.42
12/31/2022	316,788	1.47	to	1.09	526,705	1.92	1.05	to	2.50	(14.11)	to	(15.33)
12/31/2021	380,060	1.71	to	1.29	726,071	1.62	1.05	to	2.50	(1.93)	to	(3.31)
12/31/2020	550,770	1.75	to	1.33	1,085,174	2.01	1.05	to	2.50	8.03	to	6.50
Fidelity® VIP Mid Cap Initial Class
12/31/2024	321,291	12.68	to	5.79	3,716,631	0.54	1.15	to	3.85	16.15	to	13.11
12/31/2023	338,220	10.91	to	5.12	3,381,581	0.58	1.15	to	3.85	13.77	to	10.82
12/31/2022	375,251	9.59	to	4.62	3,306,760	0.48	1.15	to	3.85	(15.71)	to	(17.90)
12/31/2021	426,831	11.38	to	5.63	4,488,248	0.60	1.15	to	3.85	24.17	to	20.95
12/31/2020	468,960	9.17	to	4.65	3,982,775	0.65	1.15	to	3.85	16.85	to	13.81
Fidelity® VIP Mid Cap Service Class 2
12/31/2024	943,334	5.92	to	16.72	5,901,436	0.33	0.85	to	2.95	16.18	to	13.80
12/31/2023	1,111,190	5.09	to	14.69	5,991,910	0.36	0.85	to	2.95	13.84	to	11.52
12/31/2022	1,356,583	4.47	to	13.17	6,425,794	0.26	0.85	to	2.95	(15.68)	to	(17.40)
12/31/2021	1,490,531	5.30	to	15.95	8,427,986	0.34	0.85	to	2.95	24.25	to	21.72
12/31/2020	1,698,979	4.27	to	13.10	7,763,743	0.40	0.85	to	2.95	16.87	to	14.49
Fidelity® VIP Overseas Initial Class
12/31/2024	254,081	2.53	to	1.12	769,298	1.64	1.15	to	3.85	3.85	to	1.14
12/31/2023	258,115	2.43	to	1.11	753,200	0.99	1.15	to	3.85	19.14	to	16.05
12/31/2022	287,903	2.04	to	0.96	707,295	1.02	1.15	to	3.85	(25.34)	to	(27.28)
12/31/2021	322,445	2.74	to	1.31	1,062,900	0.52	1.15	to	3.85	18.34	to	15.26
12/31/2020	385,501	2.31	to	1.14	1,079,014	0.43	1.15	to	3.85	14.30	to	11.33
Fidelity® VIP Value Strategies Service Class 2
12/31/2024	513,312	4.51	to	18.12	2,399,796	0.78	0.85	to	2.95	8.24	to	6.02
12/31/2023	539,893	4.16	to	17.09	2,347,203	0.88	0.85	to	2.95	19.59	to	17.16
12/31/2022	572,044	3.48	to	14.59	2,103,084	0.81	0.85	to	2.95	(8.13)	to	(10.00)
12/31/2021	703,899	3.79	to	16.21	2,835,036	1.19	0.85	to	2.95	32.22	to	29.52
12/31/2020	780,513	2.87	to	12.52	2,385,117	1.07	0.85	to	2.95	7.11	to	4.92

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Income Class 2 Shares
12/31/2024	65,588	$2.08	to	$12.92	$132,474	5.17%	0.85%	to	2.50%	6.30%	to	4.57%
12/31/2023	66,659	1.96	to	12.35	126,885	4.66	0.85	to	2.50	7.71	to	5.98
12/31/2022	110,769	1.82	to	11.66	193,573	4.86	0.85	to	2.50	(6.27)	to	(7.77)
12/31/2021	139,763	1.94	to	12.64	261,989	4.82	0.85	to	2.50	15.77	to	13.91
12/31/2020	167,085	1.68	to	11.10	272,189	5.68	0.85	to	2.50	(0.15)	to	(1.76)
Franklin Mutual Shares Class 2 Shares
12/31/2024	979,667	2.02	to	2.12	3,003,031	1.95	0.85	to	2.50	10.33	to	8.54
12/31/2023	1,139,210	1.83	to	1.95	3,172,048	1.88	0.85	to	2.50	12.51	to	10.70
12/31/2022	1,230,622	1.63	to	1.76	3,061,053	1.83	0.85	to	2.50	(8.21)	to	(9.69)
12/31/2021	1,321,564	1.77	to	1.95	3,593,839	2.87	0.85	to	2.50	18.16	to	16.26
12/31/2020	1,430,921	1.50	to	1.68	3,282,029	2.80	0.85	to	2.50	(5.84)	to	(7.36)
Franklin Rising Dividends Class 2 Shares
12/31/2024	274,519	5.98	to	2.26	1,470,556	1.01	1.05	to	2.50	9.63	to	8.07
12/31/2023	273,585	5.45	to	2.09	1,374,245	0.92	1.05	to	2.50	10.91	to	9.35
12/31/2022	327,518	4.91	to	1.92	1,486,960	0.80	1.05	to	2.50	(11.50)	to	(12.75)
12/31/2021	357,083	5.55	to	2.20	1,834,689	0.88	1.05	to	2.50	25.47	to	23.70
12/31/2020	404,714	4.43	to	1.77	1,665,475	1.25	1.05	to	2.50	14.77	to	13.14
Franklin Small Cap Value Class 2 Shares
12/31/2024	163,082	6.21	to	2.73	947,982	0.98	1.05	to	2.50	10.54	to	8.97
12/31/2023	184,222	5.62	to	2.51	970,321	0.53	1.05	to	2.50	11.58	to	10.00
12/31/2022	205,973	5.03	to	2.28	974,498	1.00	1.05	to	2.50	(11.00)	to	(12.25)
12/31/2021	235,538	5.66	to	2.60	1,212,722	1.03	1.05	to	2.50	24.06	to	22.31
12/31/2020	267,391	4.56	to	2.12	1,115,906	1.50	1.05	to	2.50	4.10	to	2.62
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2024	775,674	6.02	to	2.54	3,523,622	-	1.05	to	2.50	9.88	to	8.31
12/31/2023	897,516	5.48	to	2.35	3,689,397	-	1.05	to	2.50	25.42	to	23.66
12/31/2022	1,141,536	4.37	to	1.90	3,745,863	-	1.05	to	2.50	(34.38)	to	(35.31)
12/31/2021	1,311,374	6.66	to	2.93	6,582,401	-	1.05	to	2.50	8.87	to	7.33
12/31/2020	1,405,658	6.12	to	2.73	6,514,633	-	1.05	to	2.50	53.48	to	51.31
Franklin Templeton Developing Markets Class 2 Shares
12/31/2024	171,407	3.74	to	0.92	466,940	3.96	1.05	to	2.50	6.54	to	5.03
12/31/2023	176,276	3.51	to	0.88	449,197	2.09	1.05	to	2.50	11.46	to	9.88
12/31/2022	187,614	3.15	to	0.80	428,804	2.68	1.05	to	2.50	(22.79)	to	(23.88)
12/31/2021	190,135	4.08	to	1.05	542,392	0.88	1.05	to	2.50	(6.72)	to	(8.04)
12/31/2020	231,904	4.38	to	1.14	725,043	4.16	1.05	to	2.50	15.97	to	14.32
Franklin Templeton Foreign Class 2 Shares
12/31/2024	778,074	1.20	to	1.35	1,346,712	2.43	0.85	to	2.50	(1.84)	to	(3.43)
12/31/2023	876,962	1.23	to	1.40	1,564,172	3.22	0.85	to	2.50	19.74	to	17.82
12/31/2022	958,106	1.02	to	1.19	1,440,927	3.07	0.85	to	2.50	(8.38)	to	(9.86)
12/31/2021	1,069,041	1.12	to	1.32	1,750,482	1.86	0.85	to	2.50	3.28	to	1.62
12/31/2020	1,149,294	1.08	to	1.30	1,835,791	3.36	0.85	to	2.50	(1.99)	to	(3.57)
Invesco V.I. American Franchise Series I Shares
12/31/2024	511,692	4.76	to	27.97	2,397,460	-	1.25	to	2.65	33.21	to	31.39
12/31/2023	626,010	3.57	to	21.29	2,201,123	-	1.25	to	2.65	39.19	to	37.30
12/31/2022	685,336	2.57	to	15.50	1,733,972	-	1.25	to	2.65	(31.96)	to	(32.89)
12/31/2021	722,186	3.77	to	23.10	2,689,036	-	1.25	to	2.65	10.54	to	9.04
12/31/2020	832,703	3.41	to	21.19	2,808,198	0.07	1.25	to	2.65	40.60	to	38.68
Invesco V.I. American Franchise Series II Shares
12/31/2024	74,396	4.85	to	3.80	339,006	-	0.85	to	2.95	33.42	to	30.69
12/31/2023	87,068	3.63	to	2.91	298,755	-	0.85	to	2.95	39.42	to	36.58
12/31/2022	89,854	2.61	to	2.13	222,180	-	0.85	to	2.95	(31.87)	to	(33.26)
12/31/2021	95,040	3.83	to	3.19	346,446	-	0.85	to	2.95	10.71	to	8.45
12/31/2020	102,683	3.46	to	2.94	339,743	-	0.85	to	2.95	40.80	to	37.93

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. American Value Series II Shares
12/31/2024		27,261	$14.94	to	$13.85	$397,773	0.62%	0.85%	to	2.95%	28.99%	to	26.35%
12/31/2023		78,960	11.58	to	10.96	906,471	0.40	0.85	to	2.95	14.32	to	12.00
12/31/2022		80,427	10.13	to	9.79	810,172	0.42	0.85	to	2.95	(3.68)	to	(5.64)
12/31/2021	(1)	26,888	10.52	to	10.37	281,743	0.23	0.85	to	2.95	-	to	-
Invesco V.I. Capital Appreciation Series I Shares
12/31/2024		1,173,232	7.57	to	4.56	7,869,443	-	1.25	to	2.50	32.50	to	30.87
12/31/2023		1,477,335	5.71	to	3.49	7,412,188	-	1.25	to	2.50	33.71	to	32.09
12/31/2022		1,707,136	4.27	to	2.64	6,303,114	-	1.25	to	2.50	(31.64)	to	(32.47)
12/31/2021		1,879,970	6.25	to	3.91	10,120,569	-	1.25	to	2.50	21.06	to	19.58
12/31/2020		1,975,867	5.16	to	3.27	8,801,772	-	1.25	to	2.50	34.90	to	33.26
Invesco V.I. Capital Appreciation Series II Shares
12/31/2024		108,873	6.57	to	3.84	582,521	-	1.05	to	2.50	32.43	to	30.55
12/31/2023		131,151	4.96	to	2.94	533,828	-	1.05	to	2.50	33.63	to	31.75
12/31/2022		148,930	3.71	to	2.23	453,755	-	1.05	to	2.50	(31.68)	to	(32.65)
12/31/2021		155,307	5.44	to	3.31	701,382	-	1.05	to	2.50	21.01	to	19.30
12/31/2020		161,726	4.49	to	2.77	607,337	-	1.05	to	2.50	34.82	to	32.92
Invesco V.I. Comstock Series II Shares
12/31/2024		247,750	4.29	to	17.67	1,038,308	1.50	1.05	to	2.50	13.67	to	12.05
12/31/2023		281,476	3.77	to	15.77	1,037,741	1.53	1.05	to	2.50	10.93	to	9.37
12/31/2022		353,012	3.40	to	14.42	1,172,087	1.32	1.05	to	2.50	(0.20)	to	(1.61)
12/31/2021		413,483	3.41	to	14.65	1,377,726	1.60	1.05	to	2.50	31.66	to	29.80
12/31/2020		468,663	2.59	to	11.29	1,187,878	2.21	1.05	to	2.50	(2.12)	to	(3.50)
Invesco V.I. Core Equity Series II Shares
12/31/2024		322,147	5.14	to	1.95	1,146,703	0.49	1.05	to	2.50	23.98	to	22.22
12/31/2023		334,953	4.14	to	1.59	969,008	0.47	1.05	to	2.50	21.81	to	20.09
12/31/2022		394,731	3.40	to	1.33	956,066	0.62	1.05	to	2.50	(21.58)	to	(22.68)
12/31/2021		437,969	4.34	to	1.72	1,355,162	0.45	1.05	to	2.50	26.06	to	24.27
12/31/2020		458,625	3.44	to	1.38	1,130,533	1.09	1.05	to	2.50	12.39	to	10.80
Invesco V.I. Discovery Mid Cap Growth Series II Shares
12/31/2024		7,830	16.30	to	15.25	126,465	-	1.05	to	2.50	22.63	to	20.88
12/31/2023		9,117	13.29	to	12.62	120,289	-	1.05	to	2.50	11.68	to	10.11
12/31/2022		11,405	11.90	to	11.46	135,022	-	1.05	to	2.50	(31.85)	to	(32.81)
12/31/2021		12,651	17.47	to	17.05	220,214	-	1.05	to	2.50	17.56	to	15.89
12/31/2020	(1)	14,221	14.86	to	14.72	211,012	-	1.05	to	2.50	-	to	-
Invesco V.I. Equity and Income Series I Shares
12/31/2024	(1)	858,621	1.06	to	1.05	911,339	1.72	1.25	to	2.50	-	to	-
Invesco V.I. Equity and Income Series II Shares
12/31/2024		715,900	3.49	to	14.37	2,413,229	1.56	1.05	to	2.50	10.74	to	9.16
12/31/2023		785,533	3.15	to	13.16	2,403,495	1.60	1.05	to	2.50	9.10	to	7.56
12/31/2022		985,918	2.89	to	12.24	2,779,221	1.42	1.05	to	2.50	(8.67)	to	(9.96)
12/31/2021		1,073,730	3.16	to	13.59	3,283,159	1.62	1.05	to	2.50	17.12	to	15.47
12/31/2020		1,209,040	2.70	to	11.77	3,155,403	2.14	1.05	to	2.50	8.51	to	6.98
Invesco V.I. EQV International Equity Series I Shares
12/31/2024		133,153	2.86	to	1.39	350,096	1.73	1.25	to	2.50	(0.63)	to	(1.85)
12/31/2023		144,988	2.88	to	1.41	386,147	0.20	1.25	to	2.50	16.69	to	15.27
12/31/2022		156,518	2.47	to	1.23	357,207	1.71	1.25	to	2.50	(19.31)	to	(20.30)
12/31/2021		172,888	3.06	to	1.54	480,432	1.19	1.25	to	2.50	4.58	to	3.31
12/31/2020		200,333	2.92	to	1.49	535,246	2.35	1.25	to	2.50	12.59	to	11.21
Invesco V.I. EQV International Equity Series II Shares
12/31/2024		14,430	3.77	to	12.72	52,928	1.52	1.05	to	2.50	(0.70)	to	(2.12)
12/31/2023		15,545	3.80	to	12.99	57,394	-	1.05	to	2.50	16.65	to	15.00
12/31/2022		16,411	3.26	to	11.30	52,009	1.41	1.05	to	2.50	(19.35)	to	(20.49)
12/31/2021		17,283	4.04	to	14.21	68,001	1.02	1.05	to	2.50	4.51	to	3.03
12/31/2020		19,855	3.86	to	13.79	75,021	2.20	1.05	to	2.50	12.56	to	10.97

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Global Series I Shares
12/31/2024	291,516	$8.69	to	$2.34	$2,118,056	-%	1.25%	to	2.50%	14.63%	to	13.22%
12/31/2023	314,374	7.58	to	2.07	1,999,259	0.23	1.25	to	2.50	33.08	to	31.46
12/31/2022	330,234	5.70	to	1.57	1,572,394	-	1.25	to	2.50	(32.61)	to	(33.43)
12/31/2021	327,482	8.45	to	2.36	2,417,890	-	1.25	to	2.50	14.06	to	12.67
12/31/2020	390,100	7.41	to	2.10	2,557,208	0.68	1.25	to	2.50	26.06	to	24.53
Invesco V.I. Global Series II Shares
12/31/2024	8,554	6.62	to	4.01	40,217	-	1.05	to	2.50	14.57	to	12.94
12/31/2023	8,731	5.78	to	3.55	35,986	-	1.05	to	2.50	33.05	to	31.18
12/31/2022	8,894	4.34	to	2.71	27,649	-	1.05	to	2.50	(32.64)	to	(33.60)
12/31/2021	33,317	6.45	to	4.08	152,132	-	1.05	to	2.50	13.97	to	12.36
12/31/2020	60,718	5.66	to	3.63	243,789	0.45	1.05	to	2.50	26.01	to	24.23
Invesco V.I. Global Strategic Income Series I Shares
12/31/2024	454,068	2.18	to	0.95	925,809	2.80	1.25	to	2.50	1.88	to	0.63
12/31/2023	568,699	2.14	to	0.95	1,145,795	-	1.25	to	2.50	7.54	to	6.23
12/31/2022	629,621	1.99	to	0.89	1,185,217	-	1.25	to	2.50	(12.55)	to	(13.62)
12/31/2021	785,372	2.27	to	1.03	1,683,488	4.44	1.25	to	2.50	(4.61)	to	(5.77)
12/31/2020	900,931	2.38	to	1.09	2,029,532	5.80	1.25	to	2.50	2.12	to	0.88
Invesco V.I. Global Strategic Income Series II Shares
12/31/2024	199,485	1.74	to	0.90	315,398	2.69	1.05	to	2.50	1.72	to	0.27
12/31/2023	217,388	1.71	to	0.90	339,519	-	1.05	to	2.50	7.47	to	5.96
12/31/2022	237,393	1.60	to	0.85	345,722	-	1.05	to	2.50	(12.63)	to	(13.86)
12/31/2021	316,034	1.83	to	0.98	532,788	4.01	1.05	to	2.50	(4.56)	to	(5.92)
12/31/2020	377,524	1.91	to	1.04	670,734	5.29	1.05	to	2.50	1.92	to	0.48
Invesco V.I. Government Securities Series I Shares
12/31/2024	136,235	1.54	to	0.95	207,004	2.31	1.25	to	2.50	0.46	to	(0.78)
12/31/2023	162,783	1.54	to	0.95	246,268	2.04	1.25	to	2.50	3.33	to	2.08
12/31/2022	182,030	1.49	to	0.93	265,858	1.98	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2021	202,813	1.68	to	1.07	334,788	2.01	1.25	to	2.50	(3.47)	to	(4.65)
12/31/2020	272,071	1.74	to	1.12	467,497	2.51	1.25	to	2.50	4.96	to	3.68
Invesco V.I. Government Securities Series II Shares
12/31/2024	188,126	1.27	to	0.85	220,514	2.33	1.05	to	2.50	0.41	to	(1.01)
12/31/2023	199,991	1.26	to	0.86	234,243	1.80	1.05	to	2.50	3.38	to	1.92
12/31/2022	211,900	1.22	to	0.84	240,800	1.77	1.05	to	2.50	(11.51)	to	(12.75)
12/31/2021	218,358	1.38	to	0.97	277,701	1.83	1.05	to	2.50	(3.45)	to	(4.82)
12/31/2020	338,623	1.43	to	1.02	457,882	2.12	1.05	to	2.50	4.87	to	3.39
Invesco V.I. Main Street Series I Shares
12/31/2024	689,568	5.58	to	2.94	3,521,044	-	1.25	to	2.50	22.11	to	20.61
12/31/2023	801,419	4.57	to	2.44	3,373,909	0.85	1.25	to	2.50	21.70	to	20.22
12/31/2022	877,084	3.75	to	2.03	3,039,963	1.37	1.25	to	2.50	(21.12)	to	(22.08)
12/31/2021	1,048,560	4.76	to	2.60	4,616,392	0.70	1.25	to	2.50	26.00	to	24.46
12/31/2020	1,147,186	3.78	to	2.09	4,008,749	1.49	1.25	to	2.50	12.54	to	11.16
Invesco V.I. Main Street Series II Shares
12/31/2024	110,961	5.84	to	3.69	586,702	-	1.05	to	2.50	22.10	to	20.37
12/31/2023	128,623	4.78	to	3.06	555,931	0.50	1.05	to	2.50	21.56	to	19.84
12/31/2022	133,020	3.93	to	2.56	480,858	1.10	1.05	to	2.50	(21.14)	to	(22.25)
12/31/2021	141,166	4.99	to	3.29	614,070	0.48	1.05	to	2.50	25.91	to	24.13
12/31/2020	183,308	3.96	to	2.65	627,332	1.10	1.05	to	2.50	12.51	to	10.92
Invesco V.I. Main Street Mid Cap Series II Shares
12/31/2024	66,313	4.53	to	15.67	249,285	0.12	1.05	to	2.50	15.57	to	13.93
12/31/2023	70,768	3.92	to	13.75	229,710	0.04	1.05	to	2.50	12.96	to	11.37
12/31/2022	77,116	3.47	to	12.35	220,481	0.07	1.05	to	2.50	(15.34)	to	(16.54)
12/31/2021	87,865	4.10	to	14.80	294,844	0.24	1.05	to	2.50	21.59	to	19.87
12/31/2020	97,230	3.37	to	12.34	267,747	0.49	1.05	to	2.50	7.81	to	6.28

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Main Street Small Cap Series II Shares
12/31/2024		7,191	$7.10	to	$16.81	$48,583	-%	1.05%	to	2.50%	11.23%	to	9.65%
12/31/2023		8,259	6.38	to	15.33	50,016	0.94	1.05	to	2.50	16.60	to	14.95
12/31/2022		8,514	5.47	to	13.33	44,839	0.24	1.05	to	2.50	(16.91)	to	(18.09)
12/31/2021		9,154	6.59	to	16.28	62,522	0.17	1.05	to	2.50	20.99	to	19.28
12/31/2020		13,084	5.45	to	13.65	71,081	0.38	1.05	to	2.50	18.39	to	16.72
Janus Henderson - Balanced Service Shares
12/31/2024		731,157	3.79	to	17.19	2,773,627	1.76	1.40	to	2.65	13.55	to	12.16
12/31/2023		841,866	3.34	to	15.33	2,812,541	1.80	1.40	to	2.65	13.55	to	12.17
12/31/2022		849,521	2.94	to	13.66	2,499,448	1.11	1.40	to	2.65	(17.77)	to	(18.77)
12/31/2021		980,576	3.58	to	16.82	3,508,365	0.88	1.40	to	2.65	15.30	to	13.89
12/31/2020		1,081,220	3.10	to	14.77	3,355,254	2.12	1.40	to	2.65	12.46	to	11.09
Janus Henderson - Enterprise Service Shares
12/31/2024		473,342	8.19	to	21.04	1,433,885	0.63	0.85	to	2.95	14.34	to	12.00
12/31/2023		503,560	7.17	to	18.79	1,339,930	0.09	0.85	to	2.95	16.79	to	14.41
12/31/2022		547,352	6.14	to	16.42	1,257,517	0.27	0.85	to	2.95	(16.86)	to	(18.55)
12/31/2021		582,109	7.38	to	20.16	1,615,499	0.24	0.85	to	2.95	15.56	to	13.20
12/31/2020		660,204	6.39	to	17.81	1,588,283	0.04	0.85	to	2.95	18.18	to	15.77
Janus Henderson - Forty Service Shares
12/31/2024		43,334	5.39	to	29.61	225,450	0.01	1.25	to	2.50	26.55	to	25.00
12/31/2023		51,642	4.26	to	23.69	212,630	0.12	1.25	to	2.50	37.94	to	36.26
12/31/2022		53,934	3.09	to	17.38	161,229	0.05	1.25	to	2.50	(34.55)	to	(35.34)
12/31/2021		56,597	4.72	to	26.89	258,868	0.53	1.25	to	2.50	21.09	to	19.61
12/31/2020		58,684	3.90	to	22.48	222,002	0.62	1.25	to	2.50	37.32	to	35.65
Janus Henderson - Global Research Service Shares
12/31/2024		702,827	3.95	to	3.11	1,467,065	0.60	0.85	to	2.95	22.22	to	19.72
12/31/2023		741,652	3.23	to	2.60	1,286,071	0.77	0.85	to	2.95	25.41	to	22.86
12/31/2022		784,804	2.58	to	2.11	1,100,009	1.48	0.85	to	2.95	(20.29)	to	(21.91)
12/31/2021		851,473	3.23	to	2.71	1,539,019	0.36	0.85	to	2.95	16.80	to	14.42
12/31/2020		918,568	2.77	to	2.37	1,443,744	0.64	0.85	to	2.95	18.75	to	16.33
Janus Henderson - Mid Cap Value Service Shares
12/31/2024		36,534	3.47	to	13.92	120,026	0.84	1.70	to	2.95	10.91	to	9.55
12/31/2023		36,971	3.13	to	12.71	109,730	0.96	1.70	to	2.95	9.26	to	7.93
12/31/2022		37,724	2.86	to	11.77	102,502	1.16	1.70	to	2.95	(7.35)	to	(8.47)
12/31/2021		37,995	3.09	to	12.86	111,888	0.31	1.70	to	2.95	17.43	to	16.00
12/31/2020		38,658	2.63	to	11.09	96,945	1.03	1.70	to	2.95	(2.86)	to	(4.04)
Janus Henderson - Overseas Service Shares
12/31/2024		508,783	1.84	to	15.92	910,883	1.30	1.25	to	2.65	4.27	to	2.84
12/31/2023		589,999	1.77	to	15.48	1,012,432	1.43	1.25	to	2.65	9.22	to	7.74
12/31/2022		618,013	1.62	to	14.37	973,258	1.67	1.25	to	2.65	(9.96)	to	(11.19)
12/31/2021		697,382	1.80	to	16.18	1,219,531	1.02	1.25	to	2.65	11.89	to	10.36
12/31/2020		830,004	1.61	to	14.66	1,297,577	1.22	1.25	to	2.65	14.59	to	13.03
Janus Henderson - Research Service Shares
12/31/2024		284,390	3.36	to	28.74	953,850	-	1.25	to	2.65	33.28	to	31.46
12/31/2023		322,000	2.52	to	21.86	811,484	0.06	1.25	to	2.65	41.05	to	39.14
12/31/2022		325,474	1.79	to	15.71	582,356	0.59	1.25	to	2.65	(30.93)	to	(31.87)
12/31/2021		377,570	2.59	to	23.06	979,481	0.02	1.25	to	2.65	18.57	to	16.95
12/31/2020		448,283	2.18	to	19.72	982,262	0.35	1.25	to	2.65	30.94	to	29.16
LVIP JPMorgan Core Bond Standard Shares
12/31/2024		1,167,945	2.01	to	1.25	1,821,984	4.20	1.15	to	2.70	0.56	to	(0.97)
12/31/2023	(1)	1,332,670	2.00	to	1.27	2,068,784	1.52	1.15	to	2.70	-	to	-
LVIP JPMorgan Mid Cap Value Standard Shares
12/31/2024		162,005	7.33	to	3.78	865,088	1.14	1.15	to	2.70	12.98	to	11.27
12/31/2023	(1)	206,086	6.49	to	3.40	963,827	1.83	1.15	to	2.70	-	to	-

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31

Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

LVIP JPMorgan U.S. Equity Standard Shares
12/31/2024		312,867	$5.61	to	$4.12	$1,427,354	0.46%	1.15%	to	2.70%	22.57%	to	20.71%
12/31/2023	(1)	436,955	4.58	to	3.41	1,638,273	0.75	1.15	to	2.70	-	to	-
MFS® Core Equity Initial Class
12/31/2024		12,418	2.80	to	23.63	34,537	0.60	1.25	to	2.50	18.62	to	17.16
12/31/2023		13,362	2.36	to	20.17	31,356	0.51	1.25	to	2.50	21.63	to	20.15
12/31/2022		17,958	1.94	to	16.79	34,701	0.31	1.25	to	2.50	(18.29)	to	(19.29)
12/31/2021		20,763	2.37	to	20.80	49,135	0.44	1.25	to	2.50	23.77	to	22.26
12/31/2020		25,378	1.92	to	17.01	48,500	0.73	1.25	to	2.50	17.24	to	15.81
MFS® Growth Initial Class
12/31/2024		604,818	8.53	to	7.17	5,054,560	-	1.25	to	2.50	29.83	to	28.24
12/31/2023		676,248	6.57	to	5.59	4,369,992	-	1.25	to	2.50	34.19	to	32.56
12/31/2022		751,005	4.90	to	4.22	3,622,012	-	1.25	to	2.50	(32.48)	to	(33.30)
12/31/2021		863,429	7.25	to	6.32	6,026,084	-	1.25	to	2.50	22.01	to	20.52
12/31/2020		916,662	5.94	to	5.25	5,252,675	-	1.25	to	2.50	30.23	to	28.64
MFS® Growth Service Class
12/31/2024		142,618	10.43	to	5.76	1,304,429	-	1.05	to	2.50	29.78	to	27.94
12/31/2023		160,650	8.04	to	4.50	1,121,680	-	1.05	to	2.50	34.11	to	32.22
12/31/2022		170,066	5.99	to	3.40	887,155	-	1.05	to	2.50	(32.51)	to	(33.47)
12/31/2021		204,802	8.88	to	5.11	1,553,674	-	1.05	to	2.50	21.96	to	20.23
12/31/2020		223,086	7.28	to	4.25	1,383,659	-	1.05	to	2.50	30.17	to	28.33
MFS® Massachusetts Investors Growth Stock Initial Class
12/31/2024		21,520	3.02	to	26.44	64,562	0.35	1.25	to	2.50	14.82	to	13.42
12/31/2023		23,362	2.63	to	23.32	61,095	0.30	1.25	to	2.50	22.48	to	20.99
12/31/2022		24,660	2.15	to	19.27	52,701	0.10	1.25	to	2.50	(20.25)	to	(21.23)
12/31/2021		26,643	2.70	to	24.46	71,470	0.25	1.25	to	2.50	24.42	to	22.90
12/31/2020		31,531	2.17	to	19.90	68,018	0.46	1.25	to	2.50	21.01	to	19.54
MFS® Massachusetts Investors Growth Stock Service Class
12/31/2024		393,935	3.01	to	25.74	1,196,657	0.13	1.05	to	2.50	14.77	to	13.14
12/31/2023		445,752	2.62	to	22.75	1,180,406	0.05	1.05	to	2.50	22.42	to	20.70
12/31/2022		539,758	2.14	to	18.85	1,168,490	-	1.05	to	2.50	(20.28)	to	(21.41)
12/31/2021		597,332	2.69	to	23.99	1,584,017	0.03	1.05	to	2.50	24.35	to	22.59
12/31/2020		652,057	2.16	to	19.57	1,392,846	0.22	1.05	to	2.50	20.93	to	19.22
MFS® New Discovery Initial Class
12/31/2024		93,018	3.37	to	18.25	308,961	-	1.25	to	2.50	5.40	to	4.11
12/31/2023		102,367	3.20	to	17.53	322,661	-	1.25	to	2.50	13.00	to	11.63
12/31/2022		118,461	2.83	to	15.70	330,511	-	1.25	to	2.50	(30.62)	to	(31.47)
12/31/2021		127,318	4.08	to	22.91	512,267	-	1.25	to	2.50	0.54	to	(0.68)
12/31/2020		140,010	4.06	to	23.07	560,558	-	1.25	to	2.50	44.09	to	42.33
MFS® New Discovery Service Class
12/31/2024		64,512	4.82	to	2.57	323,427	-	0.85	to	2.95	5.53	to	3.37
12/31/2023		74,206	4.56	to	2.49	352,595	-	0.85	to	2.95	13.29	to	10.99
12/31/2022		79,865	4.03	to	2.24	336,618	-	0.85	to	2.95	(30.58)	to	(32.00)
12/31/2021		83,447	5.80	to	3.30	507,625	-	0.85	to	2.95	0.72	to	(1.34)
12/31/2020		92,106	5.76	to	3.34	556,712	-	0.85	to	2.95	44.36	to	41.42
MFS® Research Initial Class
12/31/2024		286,164	5.95	to	4.20	1,610,143	0.59	1.25	to	2.50	17.40	to	15.96
12/31/2023		318,458	5.07	to	3.63	1,525,586	0.51	1.25	to	2.50	20.91	to	19.44
12/31/2022		352,813	4.19	to	3.04	1,399,965	0.48	1.25	to	2.50	(18.23)	to	(19.23)
12/31/2021		394,909	5.12	to	3.76	1,921,111	0.55	1.25	to	2.50	23.26	to	21.76
12/31/2020		406,530	4.16	to	3.09	1,607,678	0.73	1.25	to	2.50	15.15	to	13.75

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Research Service Class
12/31/2024	185,963	$7.01	to	$4.11	$1,113,577	0.38%	1.05%	to	2.50%	17.32%	to	15.65%
12/31/2023	197,674	5.97	to	3.55	1,017,632	0.25	1.05	to	2.50	20.86	to	19.15
12/31/2022	237,385	4.94	to	2.98	1,026,032	0.19	1.05	to	2.50	(18.29)	to	(19.44)
12/31/2021	257,596	6.05	to	3.70	1,373,686	0.34	1.05	to	2.50	23.22	to	21.48
12/31/2020	274,686	4.91	to	3.05	1,196,105	0.53	1.05	to	2.50	15.11	to	13.48
MFS® Total Return Initial Class
12/31/2024	1,500,570	3.80	to	1.99	5,038,098	2.42	1.25	to	2.50	6.41	to	5.11
12/31/2023	1,718,906	3.57	to	1.89	5,442,973	2.02	1.25	to	2.50	9.08	to	7.76
12/31/2022	1,863,455	3.27	to	1.76	5,437,865	1.71	1.25	to	2.50	(10.70)	to	(11.78)
12/31/2021	2,094,586	3.67	to	1.99	6,839,712	1.76	1.25	to	2.50	12.71	to	11.33
12/31/2020	2,367,619	3.25	to	1.79	6,909,626	2.28	1.25	to	2.50	8.46	to	7.13
MFS® Total Return Service Class
12/31/2024	670,100	2.91	to	13.31	1,787,840	2.20	0.85	to	2.95	6.55	to	4.36
12/31/2023	859,313	2.73	to	12.75	2,178,390	1.82	0.85	to	2.95	9.29	to	7.07
12/31/2022	1,066,076	2.50	to	11.91	2,474,803	1.47	0.85	to	2.95	(10.60)	to	(12.42)
12/31/2021	1,155,385	2.79	to	13.60	3,017,668	1.52	0.85	to	2.95	12.88	to	10.57
12/31/2020	1,423,025	2.47	to	12.30	3,290,810	2.06	0.85	to	2.95	8.59	to	6.38
MFS® Total Return Bond Initial Class
12/31/2024	59,552	2.04	to	9.58	118,578	4.29	1.25	to	2.50	1.27	to	0.03
12/31/2023	66,982	2.02	to	9.58	131,807	3.17	1.25	to	2.50	6.06	to	4.77
12/31/2022	70,879	1.90	to	9.14	131,543	2.80	1.25	to	2.50	(15.00)	to	(16.03)
12/31/2021	76,986	2.24	to	10.89	168,229	2.65	1.25	to	2.50	(2.04)	to	(3.23)
12/31/2020	82,275	2.28	to	11.25	183,706	3.48	1.25	to	2.50	7.13	to	5.82
MFS® Total Return Bond Service Class
12/31/2024	546,678	1.56	to	9.33	824,806	4.06	1.05	to	2.50	1.26	to	(0.18)
12/31/2023	571,806	1.54	to	9.34	853,259	2.98	1.05	to	2.50	6.02	to	4.52
12/31/2022	693,933	1.45	to	8.94	977,753	2.49	1.05	to	2.50	(15.07)	to	(16.27)
12/31/2021	776,692	1.71	to	10.67	1,289,630	2.54	1.05	to	2.50	(2.10)	to	(3.48)
12/31/2020	782,390	1.74	to	11.06	1,327,192	3.18	1.05	to	2.50	7.05	to	5.54
MFS® Utilities Initial Class
12/31/2024	696,763	6.47	to	2.99	4,291,689	2.28	1.25	to	2.50	10.27	to	8.92
12/31/2023	767,093	5.86	to	2.74	4,292,583	3.50	1.25	to	2.50	(3.31)	to	(4.49)
12/31/2022	855,275	6.07	to	2.87	4,958,025	2.40	1.25	to	2.50	(0.49)	to	(1.70)
12/31/2021	952,964	6.10	to	2.92	5,558,397	1.73	1.25	to	2.50	12.68	to	11.31
12/31/2020	1,007,675	5.41	to	2.63	5,228,628	2.47	1.25	to	2.50	4.59	to	3.32
MFS® Utilities Service Class
12/31/2024	120,279	6.86	to	3.94	795,547	2.05	1.05	to	2.50	10.18	to	8.61
12/31/2023	121,898	6.23	to	3.63	735,373	3.22	1.05	to	2.50	(3.34)	to	(4.71)
12/31/2022	140,849	6.45	to	3.81	881,600	2.23	1.05	to	2.50	(0.56)	to	(1.97)
12/31/2021	158,963	6.48	to	3.88	1,010,804	1.53	1.05	to	2.50	12.64	to	11.05
12/31/2020	184,273	5.75	to	3.50	1,055,479	2.21	1.05	to	2.50	4.52	to	3.04
Putnam VT Core Equity Class IB Shares
12/31/2024	84	7.25	to	25.39	353	0.60	1.05	to	2.50	25.63	to	23.85
12/31/2023	84	5.77	to	20.50	283	0.26	1.05	to	2.50	26.76	to	24.97
12/31/2022	1,043	4.55	to	16.41	2,688	1.01	1.05	to	2.50	(16.64)	to	(17.82)
12/31/2021	1,125	5.46	to	19.96	3,490	0.65	1.05	to	2.50	29.65	to	27.82
12/31/2020	1,203	4.21	to	15.62	2,887	1.00	1.05	to	2.50	16.11	to	14.46
Putnam VT Diversified Income Class IB Shares
12/31/2024	116,170	1.86	to	0.93	210,472	6.03	1.05	to	2.50	4.66	to	3.17
12/31/2023	121,245	1.78	to	0.90	210,135	6.05	1.05	to	2.50	3.73	to	2.27
12/31/2022	126,977	1.72	to	0.88	212,304	6.74	1.05	to	2.50	(3.36)	to	(4.72)
12/31/2021	141,695	1.78	to	0.92	243,420	0.68	1.05	to	2.50	(7.92)	to	(9.22)
12/31/2020	162,976	1.93	to	1.02	306,505	7.63	1.05	to	2.50	(1.93)	to	(3.32)

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Putnam VT Focused International Equity Class IB Shares
12/31/2024	345,453	$3.50	to	$2.12	$806,348	1.64%	1.05%	to	2.50%	2.22%	to	0.76%
12/31/2023	365,673	3.43	to	2.10	838,551	0.68	1.05	to	2.50	18.01	to	16.35
12/31/2022	386,940	2.90	to	1.81	754,840	1.76	1.05	to	2.50	(19.04)	to	(20.19)
12/31/2021	384,255	3.59	to	2.26	930,397	0.76	1.05	to	2.50	11.41	to	9.83
12/31/2020	414,677	3.22	to	2.06	913,062	0.16	1.05	to	2.50	8.92	to	7.38
Putnam VT George Putnam Balanced Class IB Shares
12/31/2024	260,100	3.30	to	1.92	803,555	1.14	1.05	to	2.50	15.51	to	13.86
12/31/2023	267,775	2.86	to	1.68	718,822	1.23	1.05	to	2.50	18.66	to	16.99
12/31/2022	293,685	2.41	to	1.44	666,392	0.91	1.05	to	2.50	(16.87)	to	(18.04)
12/31/2021	312,864	2.90	to	1.76	857,856	0.84	1.05	to	2.50	12.77	to	11.18
12/31/2020	328,927	2.57	to	1.58	800,278	1.14	1.05	to	2.50	14.21	to	12.59
Putnam VT Global Health Care Class IB Shares
12/31/2024	50,688	5.40	to	1.88	194,166	0.48	1.05	to	2.50	0.37	to	(1.06)
12/31/2023	36,431	5.38	to	1.90	181,501	0.30	1.05	to	2.50	8.00	to	6.48
12/31/2022	38,345	4.98	to	1.78	175,916	0.40	1.05	to	2.50	(5.66)	to	(6.99)
12/31/2021	40,015	5.28	to	1.92	196,061	1.08	1.05	to	2.50	18.16	to	16.49
12/31/2020	46,699	4.47	to	1.64	191,253	0.48	1.05	to	2.50	15.07	to	13.44
Putnam VT Government Money Market Class IB Shares
12/31/2024	2,144,153	1.06	to	0.78	2,141,781	4.55	1.05	to	2.50	3.56	to	2.09
12/31/2023	2,003,452	1.02	to	0.77	1,927,227	4.34	1.05	to	2.50	3.35	to	1.89
12/31/2022	1,771,265	0.99	to	0.75	1,711,461	1.12	1.05	to	2.50	0.08	to	(1.34)
12/31/2021	2,153,891	0.99	to	0.76	2,072,030	0.01	1.05	to	2.50	(1.03)	to	(2.43)
12/31/2020	2,111,326	1.00	to	0.78	2,071,423	0.19	1.05	to	2.50	(0.85)	to	(2.26)
Putnam VT Income Class IB Shares
12/31/2024	78,757	1.79	to	9.04	140,925	5.39	1.25	to	2.50	1.05	to	(0.19)
12/31/2023	78,761	1.77	to	9.06	139,479	5.68	1.25	to	2.50	3.41	to	2.15
12/31/2022	80,354	1.72	to	8.87	137,541	5.60	1.25	to	2.50	(14.87)	to	(15.91)
12/31/2021	81,267	2.02	to	10.55	163,373	1.46	1.25	to	2.50	(5.76)	to	(6.91)
12/31/2020	93,733	2.14	to	11.33	199,279	4.88	1.25	to	2.50	4.42	to	3.15
Putnam VT International Equity Class IB Shares
12/31/2024	24,611	2.72	to	13.12	43,836	2.29	1.05	to	2.50	1.90	to	0.45
12/31/2023	32,791	2.67	to	13.06	57,853	0.04	1.05	to	2.50	17.28	to	15.62
12/31/2022	33,683	2.27	to	11.30	50,831	1.72	1.05	to	2.50	(15.65)	to	(16.84)
12/31/2021	54,934	2.70	to	13.59	102,923	1.31	1.05	to	2.50	7.69	to	6.17
12/31/2020	72,503	2.50	to	12.80	125,848	1.61	1.05	to	2.50	10.93	to	9.36
Putnam VT Large Cap Growth Class IB Shares
12/31/2024	204,927	9.04	to	6.60	793,152	-	1.05	to	2.50	32.01	to	30.14
12/31/2023	250,177	6.85	to	5.07	828,647	-	1.05	to	2.50	42.98	to	40.97
12/31/2022	258,949	4.79	to	3.60	602,781	-	1.05	to	2.50	(31.22)	to	(32.20)
12/31/2021	306,483	6.96	to	5.31	1,112,233	-	1.05	to	2.50	21.38	to	19.66
12/31/2020	362,325	5.74	to	4.44	1,045,091	0.04	1.05	to	2.50	37.27	to	35.33
Putnam VT Large Cap Value Class IB Shares
12/31/2024	543,496	6.59	to	3.31	3,314,914	1.10	1.05	to	2.50	17.90	to	16.22
12/31/2023	566,260	5.59	to	2.85	2,932,624	2.02	1.05	to	2.50	14.47	to	12.85
12/31/2022	702,229	4.88	to	2.53	3,191,358	1.49	1.05	to	2.50	(4.14)	to	(5.49)
12/31/2021	721,598	5.09	to	2.67	3,461,996	1.23	1.05	to	2.50	25.98	to	24.20
12/31/2020	820,265	4.04	to	2.15	3,129,277	1.71	1.05	to	2.50	4.70	to	3.22
Putnam VT Research Class IB Shares
12/31/2024	42,219	7.08	to	25.47	225,177	0.38	1.05	to	2.50	24.96	to	23.18
12/31/2023	42,404	5.67	to	20.67	181,804	0.79	1.05	to	2.50	27.52	to	25.73
12/31/2022	42,615	4.44	to	16.44	143,907	0.56	1.05	to	2.50	(18.14)	to	(19.30)
12/31/2021	42,810	5.43	to	20.38	177,387	0.10	1.05	to	2.50	22.85	to	21.11
12/31/2020	42,955	4.42	to	16.82	145,533	0.57	1.05	to	2.50	18.67	to	16.99

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Putnam VT Sustainable Leaders Class IB Shares
12/31/2024	1,324	$8.02	to	$26.73	$10,576	0.19%	1.25%	to	2.50%	21.50%	to	20.01%
12/31/2023	1,439	6.60	to	22.27	9,462	0.50	1.25	to	2.50	24.55	to	23.04
12/31/2022	1,569	5.30	to	18.10	8,289	0.53	1.25	to	2.50	(23.86)	to	(24.79)
12/31/2021	1,715	6.96	to	24.07	11,906	0.14	1.25	to	2.50	22.01	to	20.52
12/31/2020	1,723	5.70	to	19.97	9,803	0.38	1.25	to	2.50	27.16	to	25.61
TA Aegon Bond Initial Class
12/31/2024	3,812,005	1.61	to	0.87	5,756,135	4.08	1.05	to	2.95	1.07	to	(0.80)
12/31/2023	4,287,143	1.59	to	0.88	6,441,837	0.94	1.05	to	2.95	5.34	to	3.40
12/31/2022	4,314,173	1.51	to	0.85	6,200,599	2.47	1.05	to	2.95	(15.72)	to	(17.27)
12/31/2021	5,398,369	1.79	to	1.03	9,185,424	1.51	1.05	to	2.95	(1.90)	to	(3.71)
12/31/2020	6,084,852	1.83	to	1.07	10,612,256	4.18	1.05	to	2.95	6.57	to	4.60
TA Aegon Bond Service Class
12/31/2024	1,732,616	1.57	to	0.95	2,595,501	3.97	0.85	to	2.50	1.01	to	(0.62)
12/31/2023	1,853,610	1.56	to	0.95	2,742,477	0.63	0.85	to	2.50	5.29	to	3.60
12/31/2022	2,417,219	1.48	to	0.92	3,364,908	2.12	0.85	to	2.50	(15.80)	to	(17.15)
12/31/2021	3,358,048	1.76	to	1.11	5,631,572	1.22	0.85	to	2.50	(1.90)	to	(3.48)
12/31/2020	3,271,091	1.79	to	1.15	5,560,669	4.28	0.85	to	2.50	6.50	to	4.79
TA Aegon Core Bond Initial Class
12/31/2024	927,141	1.63	to	0.87	1,401,844	5.35	1.05	to	2.70	0.32	to	(1.30)
12/31/2023	950,443	1.63	to	0.88	1,438,383	2.73	1.05	to	2.70	4.94	to	3.26
12/31/2022	1,029,106	1.55	to	0.86	1,489,501	2.91	1.05	to	2.70	(13.67)	to	(15.06)
12/31/2021	1,095,687	1.80	to	1.01	1,850,509	2.83	1.05	to	2.70	(2.06)	to	(3.63)
12/31/2020	1,175,191	1.84	to	1.05	2,048,897	3.73	1.05	to	2.70	6.35	to	4.64
TA Aegon High Yield Bond Initial Class
12/31/2024	961,235	2.92	to	2.29	2,475,933	5.03	1.05	to	2.95	6.31	to	4.34
12/31/2023	1,129,982	2.75	to	2.19	2,746,659	4.45	1.05	to	2.95	9.96	to	7.93
12/31/2022	1,262,376	2.50	to	2.03	2,802,885	5.49	1.05	to	2.95	(12.04)	to	(13.66)
12/31/2021	1,669,256	2.84	to	2.35	4,256,233	5.35	1.05	to	2.95	5.24	to	3.30
12/31/2020	1,973,050	2.70	to	2.28	4,811,452	6.24	1.05	to	2.95	3.95	to	2.03
TA Aegon High Yield Bond Service Class
12/31/2024	112,526	2.65	to	11.46	276,266	4.61	0.85	to	2.50	6.24	to	4.52
12/31/2023	123,827	2.50	to	10.97	286,849	4.19	0.85	to	2.50	9.94	to	8.17
12/31/2022	133,408	2.27	to	10.14	278,370	5.47	0.85	to	2.50	(12.20)	to	(13.61)
12/31/2021	159,185	2.59	to	11.74	379,575	4.93	0.85	to	2.50	5.36	to	3.66
12/31/2020	171,168	2.46	to	11.32	383,328	6.66	0.85	to	2.50	3.80	to	2.12
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	3,847,274	4.07	to	2.32	10,616,247	2.04	1.05	to	2.95	15.71	to	13.56
12/31/2023	4,369,247	3.52	to	2.04	10,492,913	2.22	1.05	to	2.95	5.18	to	3.24
12/31/2022	4,625,490	3.35	to	1.98	10,669,626	2.18	1.05	to	2.95	(12.54)	to	(14.16)
12/31/2021	5,136,426	3.83	to	2.31	13,619,172	2.12	1.05	to	2.95	21.15	to	18.92
12/31/2020	5,777,505	3.16	to	1.94	12,725,115	3.01	1.05	to	2.95	(8.32)	to	(10.01)
TA Aegon Sustainable Equity Income Service Class
12/31/2024	596,952	3.24	to	2.16	1,724,191	1.83	0.85	to	2.50	15.61	to	13.74
12/31/2023	656,965	2.80	to	1.90	1,633,820	1.91	0.85	to	2.50	5.11	to	3.43
12/31/2022	765,730	2.66	to	1.84	1,782,332	1.81	0.85	to	2.50	(12.58)	to	(13.99)
12/31/2021	907,393	3.05	to	2.13	2,412,027	2.01	0.85	to	2.50	21.09	to	19.14
12/31/2020	1,150,006	2.51	to	1.79	2,460,092	2.80	0.85	to	2.50	(8.37)	to	(9.84)
TA Aegon U.S. Government Securities Initial Class
12/31/2024	1,555,899	1.34	to	1.04	1,909,353	3.58	1.05	to	2.95	(0.72)	to	(2.56)
12/31/2023	1,740,118	1.35	to	1.06	2,159,594	1.77	1.05	to	2.95	2.92	to	1.02
12/31/2022	1,514,364	1.31	to	1.05	1,848,656	1.05	1.05	to	2.95	(13.93)	to	(15.51)
12/31/2021	1,358,235	1.53	to	1.24	2,082,552	2.18	1.05	to	2.95	(3.41)	to	(5.19)
12/31/2020	1,714,254	1.58	to	1.31	2,741,302	1.62	1.05	to	2.95	7.84	to	5.85

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Service Class
12/31/2024	1,164,255	$1.34	to	$8.52	$1,451,850	2.85%	0.85%	to	2.50%	(0.69	) %	to	(2.30	) %
12/31/2023	1,863,050	1.35	to	8.72	2,351,342	1.42	0.85	to	2.50	2.82		to	1.16
12/31/2022	2,485,350	1.31	to	8.62	3,051,097	0.93	0.85	to	2.50	(14.03)		to	(15.41)
12/31/2021	1,109,314	1.52	to	10.19	1,578,557	1.75	0.85	to	2.50	(3.36)		to	(4.91)
12/31/2020	1,787,431	1.58	to	10.72	2,685,101	1.47	0.85	to	2.50	7.75		to	6.01
TA BlackRock Government Money Market Initial Class
12/31/2024	7,137,083	1.09	to	0.74	6,247,344	4.93	1.05	to	2.95	3.94		to	2.01
12/31/2023	7,474,865	1.05	to	0.73	6,442,315	4.75	1.05	to	2.95	3.77		to	1.86
12/31/2022	10,064,734	1.01	to	0.71	8,620,370	1.45	1.05	to	2.95	0.35		to	(1.49)
12/31/2021	9,374,755	1.01	to	0.72	7,961,816	-	1.05	to	2.95	(1.03)		to	(2.86)
12/31/2020	9,082,682	1.02	to	0.74	7,827,574	0.28	1.05	to	2.95	(0.75)		to	(2.59)
TA BlackRock Government Money Market Service Class
12/31/2024	3,232,759	1.11	to	9.38	3,340,105	4.69	0.85	to	2.50	3.89		to	2.21
12/31/2023	4,035,924	1.07	to	9.18	4,043,324	4.55	0.85	to	2.50	3.78		to	2.12
12/31/2022	5,449,916	1.03	to	8.99	5,310,610	1.37	0.85	to	2.50	0.55		to	(1.06)
12/31/2021	6,492,021	1.02	to	9.08	6,326,418	0.01	0.85	to	2.50	(0.84)		to	(2.44)
12/31/2020	3,357,936	1.03	to	9.31	3,331,441	0.22	0.85	to	2.50	(0.60)		to	(2.20)
TA BlackRock iShares Edge 40 Initial Class
12/31/2024	561,906	2.30	to	11.21	1,101,980	2.68	1.05	to	2.95	5.59		to	3.63
12/31/2023	621,844	2.18	to	10.82	1,161,426	2.29	1.05	to	2.95	8.31		to	6.32
12/31/2022	654,575	2.01	to	10.18	1,138,581	1.80	1.05	to	2.95	(15.13)		to	(16.70)
12/31/2021	791,754	2.37	to	12.22	1,644,342	1.82	1.05	to	2.95	4.99		to	3.05
12/31/2020	953,292	2.26	to	11.86	1,887,696	2.42	1.05	to	2.95	8.51		to	6.51
TA BlackRock iShares Edge 40 Service Class
12/31/2024	132,712	1.94	to	11.31	238,905	2.47	0.85	to	2.50	5.57		to	3.87
12/31/2023	193,725	1.83	to	10.89	316,220	2.01	0.85	to	2.50	8.15		to	6.41
12/31/2022	215,032	1.70	to	10.23	325,359	1.57	0.85	to	2.50	(15.16)		to	(16.52)
12/31/2021	241,627	2.00	to	12.25	433,905	1.52	0.85	to	2.50	4.88		to	3.20
12/31/2020	241,676	1.91	to	11.87	415,523	2.10	0.85	to	2.50	8.53		to	6.78
TA BlackRock Real Estate Securities Initial Class
12/31/2024	91,534	3.29	to	2.03	262,137	2.15	1.05	to	2.95	0.20		to	(1.66)
12/31/2023	102,043	3.29	to	2.06	295,587	6.11	1.05	to	2.95	12.15		to	10.09
12/31/2022	113,494	2.93	to	1.87	296,046	3.27	1.05	to	2.95	(28.94)		to	(30.25)
12/31/2021	128,339	4.12	to	2.68	475,080	2.65	1.05	to	2.95	24.91		to	22.61
12/31/2020	200,925	3.30	to	2.19	589,117	12.01	1.05	to	2.95	(1.35)		to	(3.17)
TA BlackRock Real Estate Securities Service Class
12/31/2024	80,745	2.65	to	10.62	191,110	1.79	0.85	to	2.50	0.17		to	(1.45)
12/31/2023	86,166	2.64	to	10.77	201,507	5.31	0.85	to	2.50	12.20		to	10.39
12/31/2022	85,002	2.35	to	9.76	176,679	2.83	0.85	to	2.50	(28.99)		to	(30.13)
12/31/2021	97,831	3.31	to	13.97	287,677	2.00	0.85	to	2.50	24.79		to	22.78
12/31/2020	140,859	2.66	to	11.38	312,815	12.59	0.85	to	2.50	(1.35)		to	(2.94)
TA International Focus Initial Class
12/31/2024	409,455	1.78	to	1.59	709,309	2.21	1.70	to	2.95	(2.72)		to	(3.90)
12/31/2023	506,589	1.83	to	1.66	902,202	2.00	1.70	to	2.95	10.66		to	9.32
12/31/2022	540,347	1.66	to	1.52	871,418	2.90	1.70	to	2.95	(21.38)		to	(22.33)
12/31/2021	745,830	2.11	to	1.95	1,536,548	1.27	1.70	to	2.95	8.97		to	7.64
12/31/2020	1,010,622	1.93	to	1.81	1,913,879	2.24	1.70	to	2.95	18.88		to	17.43
TA International Focus Service Class
12/31/2024	274,929	2.54	to	12.87	693,971	2.11	0.85	to	2.50	(2.16)		to	(3.75)
12/31/2023	290,921	2.59	to	13.37	747,702	1.78	0.85	to	2.50	11.33		to	9.54
12/31/2022	291,603	2.33	to	12.21	673,246	2.76	0.85	to	2.50	(20.97)		to	(22.24)
12/31/2021	305,363	2.95	to	15.70	889,230	1.09	0.85	to	2.50	9.70		to	7.93
12/31/2020	363,699	2.69	to	14.55	919,107	2.09	0.85	to	2.50	19.57		to	17.64

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Mid-Cap Growth Initial Class
12/31/2024	1,747,817	$6.15	to	$2.63	$8,837,727	0.13%	1.05%	to	2.95%	13.19%	to	11.09%
12/31/2023	1,864,187	5.44	to	2.37	8,334,812	-	1.05	to	2.95	15.83	to	13.70
12/31/2022	1,988,259	4.69	to	2.08	7,705,913	-	1.05	to	2.95	(17.58)	to	(19.10)
12/31/2021	2,204,248	5.70	to	2.57	10,372,495	0.27	1.05	to	2.95	16.08	to	13.94
12/31/2020	2,512,947	4.91	to	2.26	10,177,125	0.23	1.05	to	2.95	17.96	to	15.79
TA Janus Mid-Cap Growth Service Class
12/31/2024	108,145	5.16	to	21.47	492,282	-	0.85	to	2.50	13.10	to	11.27
12/31/2023	114,776	4.56	to	19.30	464,567	-	0.85	to	2.50	15.82	to	13.96
12/31/2022	180,006	3.94	to	16.93	651,869	-	0.85	to	2.50	(17.63)	to	(18.96)
12/31/2021	184,789	4.78	to	20.90	815,131	0.10	0.85	to	2.50	16.00	to	14.14
12/31/2020	192,563	4.12	to	18.31	735,410	0.03	0.85	to	2.50	17.93	to	16.03
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024	4,453,688	2.38	to	1.58	8,778,614	2.02	1.05	to	2.95	4.62	to	2.67
12/31/2023	5,105,337	2.28	to	1.54	9,660,945	2.28	1.05	to	2.95	5.94	to	3.99
12/31/2022	5,429,479	2.15	to	1.48	9,643,448	5.51	1.05	to	2.95	(16.23)	to	(17.78)
12/31/2021	5,864,348	2.56	to	1.80	12,486,252	2.46	1.05	to	2.95	4.80	to	2.87
12/31/2020	6,807,696	2.45	to	1.75	13,847,391	2.54	1.05	to	2.95	10.31	to	8.28
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	6,422,502	2.01	to	1.19	12,243,709	1.76	0.85	to	2.50	4.62	to	2.93
12/31/2023	7,631,531	1.92	to	1.15	13,949,410	1.93	0.85	to	2.50	5.93	to	4.23
12/31/2022	9,832,610	1.81	to	1.11	16,882,236	5.29	0.85	to	2.50	(16.32)	to	(17.66)
12/31/2021	11,621,815	2.16	to	1.34	23,899,316	2.16	0.85	to	2.50	4.74	to	3.05
12/31/2020	13,272,314	2.06	to	1.30	26,165,763	2.28	0.85	to	2.50	10.31	to	8.53
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024	2,216,334	4.76	to	2.08	7,803,093	1.34	1.05	to	2.95	15.16	to	13.02
12/31/2023	2,377,051	4.13	to	1.84	7,334,962	1.69	1.05	to	2.95	19.09	to	16.90
12/31/2022	2,782,552	3.47	to	1.58	7,325,453	6.03	1.05	to	2.95	(23.37)	to	(24.78)
12/31/2021	3,416,858	4.53	to	2.10	12,101,852	1.66	1.05	to	2.95	18.40	to	16.21
12/31/2020	4,036,798	3.82	to	1.80	12,013,012	1.70	1.05	to	2.95	23.44	to	21.17
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	2,439,061	3.71	to	2.39	8,606,039	1.13	0.85	to	2.50	15.11	to	13.25
12/31/2023	2,649,762	3.22	to	2.11	8,125,097	1.44	0.85	to	2.50	19.00	to	17.09
12/31/2022	2,999,145	2.71	to	1.80	7,826,570	5.64	0.85	to	2.50	(23.39)	to	(24.62)
12/31/2021	3,369,736	3.53	to	2.39	11,636,639	1.52	0.85	to	2.50	18.34	to	16.44
12/31/2020	3,749,342	2.99	to	2.05	11,212,097	1.46	0.85	to	2.50	23.31	to	21.33
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024	6,752,615	2.93	to	1.93	15,660,612	1.57	1.05	to	2.95	6.89	to	4.91
12/31/2023	7,603,630	2.75	to	1.84	16,594,046	2.08	1.05	to	2.95	7.97	to	5.99
12/31/2022	8,422,527	2.54	to	1.73	17,163,301	5.23	1.05	to	2.95	(16.95)	to	(18.48)
12/31/2021	9,844,167	3.06	to	2.12	24,327,651	1.85	1.05	to	2.95	8.05	to	6.05
12/31/2020	11,836,483	2.83	to	2.00	27,296,763	2.20	1.05	to	2.95	11.43	to	9.38
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	14,729,337	2.42	to	1.80	34,291,488	1.36	0.85	to	2.50	6.78	to	5.06
12/31/2023	16,394,992	2.27	to	1.72	36,159,275	1.83	0.85	to	2.50	7.94	to	6.21
12/31/2022	19,380,636	2.10	to	1.62	39,737,043	5.03	0.85	to	2.50	(16.96)	to	(18.29)
12/31/2021	22,462,423	2.53	to	1.98	55,668,430	1.67	0.85	to	2.50	8.01	to	6.28
12/31/2020	25,442,403	2.34	to	1.86	58,757,689	1.96	0.85	to	2.50	11.33	to	9.54
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024	9,317,060	3.61	to	1.59	26,022,435	1.22	1.05	to	2.95	9.89	to	7.85
12/31/2023	10,102,270	3.28	to	1.47	25,888,100	1.96	1.05	to	2.95	11.05	to	9.01
12/31/2022	11,063,497	2.96	to	1.35	25,695,784	5.27	1.05	to	2.95	(18.21)	to	(19.72)
12/31/2021	12,277,126	3.61	to	1.68	34,803,614	2.19	1.05	to	2.95	12.76	to	10.68
12/31/2020	13,791,218	3.20	to	1.52	34,859,225	2.06	1.05	to	2.95	13.87	to	11.77

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	29,328,596	$2.91	to	$2.29	$78,327,012	0.97%	0.85%	to	2.50%	9.76%	to	7.99%
12/31/2023	33,721,222	2.65	to	2.12	82,272,943	1.71	0.85	to	2.50	10.99	to	9.21
12/31/2022	39,911,176	2.39	to	1.94	87,877,402	5.06	0.85	to	2.50	(18.22)	to	(19.54)
12/31/2021	45,559,961	2.92	to	2.41	122,884,732	1.93	0.85	to	2.50	12.75	to	10.93
12/31/2020	53,258,158	2.59	to	2.17	128,439,957	1.78	0.85	to	2.50	13.70	to	11.87
TA JPMorgan Enhanced Index Initial Class
12/31/2024	2,637,107	4.11	to	4.94	10,532,039	0.65	1.15	to	2.95	22.82	to	20.66
12/31/2023	1,083,837	3.35	to	4.09	3,456,144	0.79	1.15	to	2.95	26.22	to	24.02
12/31/2022	1,301,177	2.65	to	3.30	3,312,836	0.64	1.15	to	2.95	(19.28)	to	(20.69)
12/31/2021	1,629,490	3.28	to	4.16	5,171,395	0.79	1.15	to	2.95	28.64	to	26.39
12/31/2020	2,180,487	2.55	to	3.29	5,398,234	1.49	1.15	to	2.95	18.80	to	16.72
TA JPMorgan Enhanced Index Service Class
12/31/2024	154,959	6.10	to	24.00	914,893	0.44	0.85	to	2.50	22.85	to	20.86
12/31/2023	192,663	4.97	to	19.85	925,230	0.63	0.85	to	2.50	26.32	to	24.29
12/31/2022	147,854	3.93	to	15.97	569,242	0.40	0.85	to	2.50	(19.23)	to	(20.53)
12/31/2021	164,878	4.87	to	20.10	786,561	0.57	0.85	to	2.50	28.69	to	26.62
12/31/2020	188,297	3.78	to	15.87	693,407	1.17	0.85	to	2.50	18.85	to	16.94
TA JPMorgan International Moderate Growth Initial Class
12/31/2024	170,294	1.46	to	11.91	231,730	2.49	1.05	to	2.65	0.97	to	(0.62)
12/31/2023	237,093	1.45	to	11.99	325,972	1.63	1.05	to	2.65	8.03	to	6.35
12/31/2022	245,476	1.34	to	11.27	313,179	5.30	1.05	to	2.65	(18.14)	to	(19.41)
12/31/2021	234,770	1.64	to	13.99	367,266	1.52	1.05	to	2.65	8.12	to	6.43
12/31/2020	240,972	1.51	to	13.14	349,572	2.75	1.05	to	2.65	13.70	to	11.93
TA JPMorgan International Moderate Growth Service Class
12/31/2024	3,566,235	1.45	to	1.22	4,973,892	2.13	0.85	to	2.50	1.03	to	(0.61)
12/31/2023	4,073,864	1.43	to	1.23	5,635,339	1.32	0.85	to	2.50	7.79	to	6.05
12/31/2022	4,767,937	1.33	to	1.16	6,130,222	4.71	0.85	to	2.50	(18.12)	to	(19.43)
12/31/2021	5,567,250	1.62	to	1.44	8,726,526	1.28	0.85	to	2.50	8.09	to	6.35
12/31/2020	6,110,708	1.50	to	1.35	8,884,904	2.44	0.85	to	2.50	13.58	to	11.75
TA JPMorgan Tactical Allocation Initial Class
12/31/2024	265,951	1.98	to	1.13	487,551	2.81	1.05	to	2.50	3.18	to	1.71
12/31/2023	287,497	1.92	to	1.12	512,676	1.93	1.05	to	2.50	7.77	to	6.25
12/31/2022	317,535	1.78	to	1.05	527,290	1.95	1.05	to	2.50	(15.69)	to	(16.88)
12/31/2021	358,972	2.11	to	1.26	709,200	1.73	1.05	to	2.50	3.82	to	2.35
12/31/2020	469,672	2.03	to	1.23	903,590	2.36	1.05	to	2.50	11.20	to	9.62
TA JPMorgan Tactical Allocation Service Class
12/31/2024	255,501	1.88	to	1.20	413,714	2.41	1.05	to	2.50	2.99	to	1.53
12/31/2023	336,997	1.82	to	1.18	536,404	1.56	1.05	to	2.50	7.44	to	5.92
12/31/2022	406,923	1.70	to	1.12	604,675	1.53	1.05	to	2.50	(15.91)	to	(17.10)
12/31/2021	488,264	2.02	to	1.35	859,624	1.53	1.05	to	2.50	3.55	to	2.08
12/31/2020	513,108	1.95	to	1.32	873,276	1.98	1.05	to	2.50	10.94	to	9.37
TA Multi-Managed Balanced Initial Class
12/31/2024	686,111	4.80	to	3.02	2,708,365	1.92	1.05	to	2.95	13.74	to	11.63
12/31/2023	786,479	4.22	to	2.70	2,751,817	1.56	1.05	to	2.95	17.50	to	15.34
12/31/2022	888,148	3.59	to	2.34	2,663,699	1.15	1.05	to	2.95	(17.15)	to	(18.68)
12/31/2021	1,036,161	4.34	to	2.88	3,773,835	1.18	1.05	to	2.95	15.82	to	13.69
12/31/2020	1,272,636	3.74	to	2.53	4,018,870	1.57	1.05	to	2.95	14.69	to	12.58
TA Multi-Managed Balanced Service Class
12/31/2024	4,715,262	4.33	to	16.61	16,791,789	1.68	0.85	to	2.50	13.67	to	11.83
12/31/2023	5,782,028	3.81	to	14.85	18,552,729	1.34	0.85	to	2.50	17.44	to	15.56
12/31/2022	6,203,346	3.24	to	12.85	17,073,179	0.90	0.85	to	2.50	(17.19)	to	(18.52)
12/31/2021	7,514,542	3.92	to	15.78	24,977,434	0.95	0.85	to	2.50	15.81	to	13.94
12/31/2020	8,352,287	3.38	to	13.85	23,985,334	1.40	0.85	to	2.50	14.63	to	12.78

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Initial Class
12/31/2024	327,718	$2.54	to	$14.95	$3,310,485	0.94%	1.05%	to	2.95%	7.72%	to	5.72%
12/31/2023	371,799	2.36	to	14.15	3,478,477	1.05	1.05	to	2.95	11.23	to	9.19
12/31/2022	384,091	2.12	to	12.96	3,323,511	0.60	1.05	to	2.95	(9.26)	to	(10.93)
12/31/2021	410,597	2.34	to	14.55	3,921,327	0.65	1.05	to	2.95	26.79	to	24.46
12/31/2020	486,711	1.84	to	11.69	3,610,841	1.18	1.05	to	2.95	2.96	to	1.06
TA T. Rowe Price Small Cap Initial Class
12/31/2024	390,677	8.03	to	4.46	1,773,470	-	1.05	to	2.95	11.60	to	9.53
12/31/2023	512,843	7.20	to	4.07	2,158,825	-	1.05	to	2.95	19.94	to	17.74
12/31/2022	639,702	6.00	to	3.46	2,201,377	-	1.05	to	2.95	(23.19)	to	(24.61)
12/31/2021	721,502	7.81	to	4.58	3,207,903	-	1.05	to	2.95	10.22	to	8.18
12/31/2020	850,637	7.09	to	4.24	3,407,378	-	1.05	to	2.95	22.28	to	20.02
TA T. Rowe Price Small Cap Service Class
12/31/2024	139,391	5.79	to	17.51	740,078	-	0.85	to	2.50	11.66	to	9.85
12/31/2023	146,785	5.19	to	15.94	701,569	-	0.85	to	2.50	19.86	to	17.94
12/31/2022	141,468	4.33	to	13.52	559,280	-	0.85	to	2.50	(23.25)	to	(24.48)
12/31/2021	107,306	5.64	to	17.90	535,984	-	0.85	to	2.50	10.15	to	8.37
12/31/2020	161,547	5.12	to	16.52	758,505	-	0.85	to	2.50	22.26	to	20.30
TA TSW International Equity Initial Class
12/31/2024	447,908	1.43	to	1.77	643,756	2.78	1.70	to	2.95	1.65	to	0.41
12/31/2023	542,519	1.41	to	1.76	764,305	1.12	1.70	to	2.95	13.55	to	12.18
12/31/2022	561,963	1.24	to	1.57	687,436	3.49	1.70	to	2.95	(15.83)	to	(16.85)
12/31/2021	629,700	1.47	to	1.89	919,239	1.89	1.70	to	2.95	11.52	to	10.16
12/31/2020	887,069	1.32	to	1.71	1,158,598	3.16	1.70	to	2.95	4.76	to	3.49
TA TSW International Equity Service Class
12/31/2024	191,072	2.34	to	12.34	396,530	2.65	0.85	to	2.50	2.24	to	0.59
12/31/2023	236,034	2.28	to	12.26	480,592	0.79	0.85	to	2.50	14.29	to	12.46
12/31/2022	224,308	2.00	to	10.91	400,652	3.07	0.85	to	2.50	(15.35)	to	(16.71)
12/31/2021	247,965	2.36	to	13.09	527,518	1.74	0.85	to	2.50	12.25	to	10.44
12/31/2020	305,370	2.10	to	11.86	558,757	2.97	0.85	to	2.50	5.31	to	3.61
TA TSW Mid Cap Value Opportunities Initial Class
12/31/2024	295,064	6.06	to	2.52	1,237,469	1.39	1.05	to	2.70	7.35	to	5.61
12/31/2023	349,968	5.64	to	2.39	1,385,747	1.49	1.05	to	2.70	9.66	to	7.90
12/31/2022	378,303	5.14	to	2.21	1,369,744	0.83	1.05	to	2.70	(9.18)	to	(10.64)
12/31/2021	407,202	5.66	to	2.48	1,633,164	0.77	1.05	to	2.70	27.85	to	25.80
12/31/2020	438,834	4.43	to	1.97	1,382,563	1.26	1.05	to	2.70	0.30	to	(1.32)
TA WMC US Growth Initial Class
12/31/2024	11,647,779	9.12	to	4.05	48,115,421	0.01	1.05	to	2.95	27.65	to	25.28
12/31/2023	12,926,340	7.15	to	3.23	41,990,922	0.04	1.05	to	2.95	40.61	to	38.03
12/31/2022	10,962,324	5.08	to	2.34	25,945,070	-	1.05	to	2.95	(32.06)	to	(33.31)
12/31/2021	12,073,568	7.48	to	3.51	41,899,264	0.08	1.05	to	2.95	19.41	to	17.21
12/31/2020	13,405,769	6.26	to	2.99	38,970,387	0.11	1.05	to	2.95	35.87	to	33.37
TA WMC US Growth Service Class
12/31/2024	891,529	7.21	to	29.89	6,119,411	-	0.85	to	2.50	27.60	to	25.54
12/31/2023	1,101,171	5.65	to	23.81	5,968,391	-	0.85	to	2.50	40.53	to	38.28
12/31/2022	1,084,682	4.02	to	17.22	4,228,617	-	0.85	to	2.50	(32.09)	to	(33.18)
12/31/2021	1,149,548	5.92	to	25.77	6,666,775	-	0.85	to	2.50	19.36	to	17.44
12/31/2020	1,504,829	4.96	to	21.94	7,069,232	-	0.85	to	2.50	35.78	to	33.60
Wanger Acorn
12/31/2024	236,258	6.08	to	15.59	1,019,379	-	1.05	to	2.50	12.99	to	11.38
12/31/2023	261,132	5.38	to	13.99	996,623	-	1.05	to	2.50	20.47	to	18.78
12/31/2022	344,887	4.47	to	11.78	1,090,331	-	1.05	to	2.50	(34.15)	to	(35.09)
12/31/2021	364,302	6.78	to	18.15	1,753,789	0.70	1.05	to	2.50	7.77	to	6.24
12/31/2020	431,564	6.29	to	17.08	1,931,056	-	1.05	to	2.50	22.94	to	21.20

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .15% to .40% of the daily net assets value of each subaccount for administrative expenses. TLIC may also deduct an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from .70% to 3.70% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.